UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds® Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 - Class A, Class T, Class B and Class C

Annual Report March 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Performance	4	How the funds have done over time.
Management’s Discussion	13	The managers’ review of fund performance, strategy and outlook.
Shareholder Expense Example	14	An example of shareholder expenses.
Advisor Freedom Income	18	Investment Changes
	19	Investments
	20	Financial Statements
Advisor Freedom 2005	24	Investment Changes
	25	Investments
	26	Financial Statements
Advisor Freedom 2010	30	Investment Changes
	31	Investments
	32	Financial Statements
Advisor Freedom 2015	36	Investment Changes
	37	Investments
	38	Financial Statements
Advisor Freedom 2020	42	Investment Changes
	43	Investments
	44	Financial Statements
Advisor Freedom 2025	48	Investment Changes
	49	Investments
	50	Financial Statements
Advisor Freedom 2030	54	Investment Changes
	55	Investments
	56	Financial Statements
Advisor Freedom 2035	60	Investment Changes
	61	Investments
	62	Financial Statements
Advisor Freedom 2040	66	Investment Changes
	67	Investments
	68	Financial Statements
Notes	72	Notes to the financial statements.
Report of Independent Registered Public	87
Accounting Firm
Trustees and Officers	88
Distributions	95
Proxy Voting Results	99

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very import ant. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best perform ing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the invest ments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Annual Report

Fidelity Advisor Freedom Income Fund® — Class A, T, B, and C Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Class A	5.12%	4.10%
Class A (incl. 5.75% sales charge)	0.92%	1.83%
Class T	4.78%	3.84%
Class T (incl. 3.50% sales charge)	1.12%	2.48%
Class B	4.27%	3.31%
Class B (incl. contingent deferred sales charge)B	0.73%	2.25%
Class C	4.37%	3.33%
Class C (incl. contingent deferred sales charge)C	3.37%	3.33%

A From July 24, 2003.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.
C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report 4

Fidelity Advisor Freedom 2005 Fund® — Class A, T, B, and C Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Class A	9.63%	7.31%
Class A (incl. 5.75% sales charge)	3.33%	4.69%
Class T	9.31%	7.02%
Class T (incl. 3.50% sales charge)	5.48%	5.44%
Class B	8.80%	6.51%
Class B (incl. contingent deferred sales charge)B	3.80%	5.36%
Class C	8.74%	6.53%
Class C (incl. contingent deferred sales charge)C	7.74%	6.53%

A From November 6, 2003.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.
C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Class T on November 6, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.

5 Annual Report

Fidelity Advisor Freedom 2010 Fund® — Class A, T, B, and C Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Class A	9.65%	8.18%
Class A (incl. 5.75% sales charge)	3.35%	5.82%
Class T	9.42%	7.90%
Class T (incl. 3.50% sales charge)	5.59%	6.48%
Class B	8.83%	7.36%
Class B (incl. contingent deferred sales charge)B	3.83%	6.36%
Class C	8.78%	7.34%
Class C (incl. contingent deferred sales charge)C	7.78%	7.34%

A From July 24, 2003.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.
C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.

Annual Report 6

Fidelity Advisor Freedom 2015 Fund® — Class A, T, B, and C Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Class A	12.12%	9.02%
Class A (incl. 5.75% sales charge)	5.67%	6.37%
Class T	11.71%	8.75%
Class T (incl. 3.50% sales charge)	7.80%	7.14%
Class B	11.17%	8.25%
Class B (incl. contingent deferred sales charge)B	6.17%	7.12%
Class C	11.19%	8.23%
Class C (incl. contingent deferred sales charge)C	10.19%	8.23%

A From November 6, 2003.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.
C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Class T on November 6, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index (S&P 500®) performed over the same period.

7 Annual Report

Fidelity Advisor Freedom 2020 Fund® — Class A, T, B, and C Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Class A	13.62%	11.54%
Class A (incl. 5.75% sales charge)	7.08%	9.11%
Class T	13.28%	11.28%
Class T (incl. 3.50% sales charge)	9.31%	9.82%
Class B	12.71%	10.73%
Class B (incl. contingent deferred sales charge)B	7.71%	9.79%
Class C	12.66%	10.74%
Class C (incl. contingent deferred sales charge)C	11.66%	10.74%

A From July 24, 2003.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.
C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report 8

Fidelity Advisor Freedom 2025 Fund® — Class A, T, B, and C Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Class A	14.35%	10.68%
Class A (incl. 5.75% sales charge)	7.78%	7.98%
Class T	14.07%	10.56%
Class T (incl. 3.50% sales charge)	10.08%	8.94%
Class B	13.46%	9.88%
Class B (incl. contingent deferred sales charge)B	8.46%	8.78%
Class C	13.46%	9.85%
Class C (incl. contingent deferred sales charge)C	12.46%	9.85%

A From November 6, 2003.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.
C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Class T on November 6, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

9 Annual Report

Fidelity Advisor Freedom 2030 Fund® — Class A, T, B, and C Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Class A	15.84%	13.22%
Class A (incl. 5.75% sales charge)	9.18%	10.75%
Class T	15.52%	12.93%
Class T (incl. 3.50% sales charge)	11.48%	11.45%
Class B	14.96%	12.38%
Class B (incl. contingent deferred sales charge)B	9.96%	11.46%
Class C	14.99%	12.39%
Class C (incl. contingent deferred sales charge)C	13.99%	12.39%

A From July 24, 2003.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.
C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report 10

Fidelity Advisor Freedom 2035 Fund® — Class A, T, B, and C Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Class A	16.03%	11.96%
Class A (incl. 5.75% sales charge)	9.36%	9.23%
Class T	15.84%	11.64%
Class T (incl. 3.50% sales charge)	11.79%	10.00%
Class B	15.17%	11.04%
Class B (incl. contingent deferred sales charge)B	10.17%	9.95%
Class C	15.15%	11.08%
Class C (incl. contingent deferred sales charge)C	14.15%	11.08%

A From November 6, 2003.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.
C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Class T on November 6, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

11 Annual Report

Fidelity Advisor Freedom 2040 Fund® — Class A, T, B, and C Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Class A	16.65%	14.34%
Class A (incl. 5.75% sales charge)	9.94%	11.85%
Class T	16.35%	14.01%
Class T (incl. 3.50% sales charge)	12.27%	12.51%
Class B	15.81%	13.47%
Class B (incl. contingent deferred sales charge)B	10.81%	12.57%
Class C	15.82%	13.46%
Class C (incl. contingent deferred sales charge)C	14.82%	13.46%

A From July 24, 2003.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.
C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report 12

Management’s Discussion of Fund Performance

Comments from Ren Cheng and Jonathan Shelon, Co Portfolio Managers of Fidelity Advisor Freedom Funds®

Stocks registered widespread gains for the 12 months ending March 31, 2006, as most major equity market benchmarks turned in double digit returns. Strong corporate earnings and healthy economic growth helped fuel U.S. equities in spite of mounting concerns about inflation, a softening of the housing market and higher short term interest rates. Of the 10 broad market sectors measured by the Standard & Poor’s 500SM Index, energy had the best performance, followed by financials and telecommunication services, which also did well. Consumer discretionary had the weakest results, held back by poor performing automobile and traditional media stocks. For the 12 month period overall, the S&P 500® gained 11.73%; the NASDAQ Composite® Index, benefiting from more exposure to better performing mid and small cap stocks, was up 18.03%; and the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index a broad benchmark of the international equity markets was up 24.62% . Turning to fixed income results, continued short term interest hikes by the Federal Reserve Board contributed to mixed returns for many sectors of the taxable, investment grade bond market during the period. The Lehman Brothers® Aggregate Bond Index a broad measure of the investment grade bond market returned 2.26% . High yield bonds represented the best performing debt category, bolstered by improving issuer fundamentals and low default rates, with the Merrill Lynch® U.S. High Yield Master II Index returning 7.23% ..

During the 12 months ending March 31, 2006, the Advisor Freedom Funds performed in line with our expectations, with each of the funds in the series producing consistent results, as determined by its age appropriate asset allocation. On a relative basis, most of the Funds outperformed their respective composite benchmarks during the period. The biggest factor in the Funds’ relative results was a continuation of the strong absolute performance in both the domestic and international equity markets. The Dow Jones Wilshire 5000 Composite IndexSM the broad market index the Advisor Freedom Funds use to measure the performance of U.S. equities in their composite benchmarks gained 14.72%, while the MSCI EAFE index’s hefty gain reflected the especially strong performance of foreign equities during the period. Performance within the fixed income asset classes was less pro nounced during the period, as rising short term interest rates and gathering inflation fears continued to put pressure on bond prices. An exception to this overall trend was the performance of high yield bonds, where the lower rated sectors of that category produced the strongest results, driving the underlying high yield fund to outperform its benchmark index. The Funds’ investment grade bond allocation performed slightly ahead of the 2.26% rise in its benchmark. Meanwhile, the short term asset class’s return was slightly behind the 3.55% gain of its benchmark index, but still provided a better absolute return than investment grade bonds during this period of rapidly rising short term interest rates.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

13 13 Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addi tion, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 1,024.10	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,022.00	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,019.20	$ 5.03
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,020.30	$ 5.04
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,024.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 1,048.50	$ 1.28
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,047.40	$ 2.55
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,044.90	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,044.40	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,050.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00

Annual Report

14

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 1,049.90	$ 1.28
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,048.20	$ 2.55
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,045.50	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,044.90	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,051.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 1,063.90	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,061.50	$ 2.57
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,059.10	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,059.30	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,065.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 1,072.50	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,070.80	$ 2.58
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,068.30	$ 5.16
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,067.60	$ 5.15
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,073.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 1,076.10	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,075.20	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,072.50	$ 5.17
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04

15 15 Annual Report

Shareholder Expense Example continued

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Class C
Actual	$ 1,000.00	$ 1,072.50	$ 5.17
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,078.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 1,085.90	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,084.20	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,081.10	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,081.40	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,087.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 1,087.40	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,086.20	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,083.40	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,083.30	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,089.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 1,091.30	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,089.60	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,086.80	$ 5.20
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,087.00	$ 5.20
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,092.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

Annual Report

16

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in each class’ annualized expense ratio.

Annualized
Expense Ratio
Advisor Freedom Income
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2005
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2010
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2015
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2020
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2025
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2030
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2035
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2040
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%

17 17 Annual Report

Fidelity Advisor Freedom Income Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	4.4	4.0
Fidelity Advisor Equity Growth
Fund Institutional Class	2.5	2.0
Fidelity Advisor Equity Income
Fund Institutional Class	4.3	4.0
Fidelity Advisor Growth & Income
Fund Institutional Class	3.3	4.0
Fidelity Advisor Large Cap Fund
Institutional Class	3.3	4.0
Fidelity Advisor Mid Cap Fund
Institutional Class	1.7	1.3
Fidelity Advisor Small Cap Fund
Institutional Class	1.3	1.3
	20.8	20.6
High Yield Fixed Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	2.0	0.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	17.7	19.0
Fidelity Advisor Intermediate Bond
Fund Institutional Class	18.2	19.5
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.5	0.0
	36.4	38.5
Short Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	20.4	20.1
Fidelity Cash Reserves Fund	20.4	20.2
	40.8	40.3
	100.0	100.0

The “six months ago” allocation is based on the fund’s holdings as of Septem ber 30, 2005. The current allocation is based on the fund’s holdings as of March 31, 2006.

Annual Report 18

Fidelity Advisor Freedom Income Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 20.8%
	Shares	Value (Note 1)
Domestic Equity Funds 20.8%
Fidelity Advisor Dividend Growth Fund
Institutional Class	239,409	$ 3,064,429
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	33,331	1,766,565
Fidelity Advisor Equity Income Fund
Institutional Class	102,461	3,061,541
Fidelity Advisor Growth & Income Fund
Institutional Class	123,801	2,327,451
Fidelity Advisor Large Cap Fund
Institutional Class	130,560	2,350,089
Fidelity Advisor Mid Cap Fund
Institutional Class	45,341	1,197,917
Fidelity Advisor Small Cap Fund
Institutional Class	36,272	896,273
TOTAL EQUITY FUNDS
(Cost $12,596,228)		14,664,265

Fixed Income Funds 38.4%

High Yield Fixed-Income Funds – 2.0%
Fidelity Advisor High Income Advantage
Fund Institutional Class	146,488	1,422,402
Investment Grade Fixed Income Funds 36.4%
Fidelity Advisor Government Investment
Fund Institutional Class	1,285,510	12,520,864
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,196,286	12,824,182
Fidelity Advisor Strategic Real Return
Fund Institutional Class	37,043	369,315

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		25,714,361

TOTAL FIXED-INCOME FUNDS
(Cost $27,990,737)		27,136,763

Short Term Funds 40.8%

Fidelity Advisor Short Fixed Income Fund
Institutional Class	1,542,636	14,439,071
Fidelity Cash Reserves Fund	14,429,670	14,429,670
TOTAL SHORT TERM FUNDS
(Cost $29,113,697)		28,868,741
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $69,700,662)		$ 70,669,769

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $69,700,662) — See accompanying schedule		$ 70,669,769
Cash		2
Receivable for investments sold		143,909
Receivable for fund shares sold		331,044
Total assets		71,144,724

Liabilities
Payable for investments purchased	$ 167,704
Payable for fund shares redeemed	265,927
Distribution fees payable	32,838
Other affiliated payables	383
Total liabilities		466,852

Net Assets		$ 70,677,872
Net Assets consist of:
Paid in capital		$ 69,020,272
Undistributed net investment income		192,880
Accumulated undistributed net realized gain (loss) on investments		495,613
Net unrealized appreciation (depreciation) on investments		969,107
Net Assets		$ 70,677,872
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($18,523,716 ÷ 1,760,877 shares)		$ 10.52
Maximum offering price per share (100/94.25 of $10.52)		$ 11.16
Class T:
Net Asset Value and redemption price per share ($32,469,043 ÷ 3,088,635 shares)		$ 10.51
Maximum offering price per share (100/96.50 of $10.51)		$ 10.89
Class B:
Net Asset Value and offering price per share ($4,872,829 ÷ 464,048 shares)A		$ 10.50
Class C:
Net Asset Value and offering price per share ($13,678,370 ÷ 1,303,092 shares)A		$ 10.50
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,133,914 ÷ 107,691 shares)		$ 10.53
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 2,004,168

Expenses
Management fee	$ 4,883
Distribution fees	380,439
Independent trustees’ compensation	274
Total expenses before reductions	385,596
Expense reductions	(1,266)	384,330

Net investment income (loss)		1,619,838
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	31,071
Capital gain distributions from underlying funds	477,388	508,459
Change in net unrealized appreciation (depreciation) on underlying funds		864,314
Net gain (loss)		1,372,773
Net increase (decrease) in net assets resulting from operations		$ 2,992,611

See accompanying notes which are an integral part of the financial statements.
Annual Report	20

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 1,619,838	$ 739,057
Net realized gain (loss)		508,459	181,655
Change in net unrealized appreciation (depreciation)		864,314	(460,298)
Net increase (decrease) in net assets resulting from operations		2,992,611	460,414
Distributions to shareholders from net investment income		(1,455,415)	(704,650)
Distributions to shareholders from net realized gain		(201,782)	(34,829)
Total distributions		(1,657,197)	(739,479)
Share transactions - net increase (decrease)		11,032,548	25,789,420
Total increase (decrease) in net assets		12,367,962	25,510,355

Net Assets
Beginning of period		58,309,910	32,799,555
End of period (including undistributed net investment income of $192,880 and undistributed net investment income of
$86,109, respectively)		$ 70,677,872	$ 58,309,910

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.29	.20	.13
Net realized and unrealized gain (loss)	.23	(.10)	.36
Total from investment operations	.52	.10	.49
Distributions from net investment income	(.27)	(.19)	(.09)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.30)I	(.20)	(.09)
Net asset value, end of period	$ 10.52	$ 10.30	$ 10.40
Total ReturnB,C,D	5.12%	.99%	4.95%
Ratios to Average Net AssetsF,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.26%	.33%	.33%A
Expenses net of all reductions	.26%	.33%	.33%A
Net investment income (loss)	2.83%	1.96%	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate	21%	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Total distribution of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.27	.18	.11
Net realized and unrealized gain (loss)	.22	(.10)	.37
Total from investment operations	.49	.08	.48
Distributions from net investment income	(.24)	(.16)	(.09)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.28)	(.17)	(.09)
Net asset value, end of period	$ 10.51	$ 10.30	$ 10.39
Total ReturnB,C,D	4.78%	.79%	4.78%
Ratios to Average Net AssetsF,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.51%	.58%	.58%A
Expenses net of all reductions	.51%	.58%	.58%A
Net investment income (loss)	2.58%	1.71%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate	21%	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss)E	22	.12	.07
Net realized and unrealized gain (loss)	21	(.10)	.37
Total from investment operations	43	.02	.44
Distributions from net investment income	(.19)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.22)I	(.11)	(.06)
Net asset value, end of period	$ 10.50	$ 10.29	$ 10.38
Total ReturnB,C,D	4.27%	.23%	4.45%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	2.08%	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate	21%	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Total distribution of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.22	.12	.07
Net realized and unrealized gain (loss)	.22	(.09)	.37
Total from investment operations	.44	.03	.44
Distributions from net investment income	(.19)	(.11)	(.07)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.22)I	(.12)	(.07)
Net asset value, end of period	$ 10.50	$ 10.28	$ 10.37
Total ReturnB,C,D	4.37%	.24%	4.39%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	2.08%	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate	21%	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Total distribution of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.32	.23	.14
Net realized and unrealized gain (loss)	.23	(.11)	.37
Total from investment operations	.55	.12	.51
Distributions from net investment income	(.29)	(.21)	(.10)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.33)	(.22)	(.10)
Net asset value, end of period	$ 10.53	$ 10.31	$ 10.41
Total ReturnB,C	5.39%	1.21%	5.16%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.01%	.08%	.08%A
Expenses net of all reductions	.01%	.08%	.08%A
Net investment income (loss)	3.08%	2.21%	2.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,134	$ 626	$ 359
Portfolio turnover rate	21%	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Fidelity Advisor Freedom 2005 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	8.3	7.9
Fidelity Advisor Equity Growth
Fund Institutional Class	5.0	4.1
Fidelity Advisor Equity Income
Fund Institutional Class	8.3	8.0
Fidelity Advisor Growth & Income
Fund Institutional Class	6.7	7.9
Fidelity Advisor Large Cap Fund
Institutional Class	6.7	7.8
Fidelity Advisor Mid Cap Fund
Institutional Class	3.3	2.5
Fidelity Advisor Small Cap Fund
Institutional Class	2.5	2.5
	40.8	40.7
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	4.0	2.6
Fidelity Advisor Overseas Fund
Institutional Class	4.0	2.5
	8.0	5.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	5.2	5.0
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	16.5	18.8
Fidelity Advisor Intermediate Bond
Fund Institutional Class	16.6	18.5
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.9	0.0
	34.0	37.3
Short-Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	6.0	5.9
Fidelity Cash Reserves Fund	6.0	6.0
	12.0	11.9
	100.0	100.0

The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. In March 2006, the target date for combining the fund with the Advisor Freedom Income Fund was extended by approximately five years resulting in a greater allocation to equity funds. Also, beginning in March 2006, the fund increased its allocation to international equity. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005, reflecting the prior allocation.

Annual Report 24

Fidelity Advisor Freedom 2005 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 48.8%
	Shares	Value (Note 1)
Domestic Equity Funds 40.8%
Fidelity Advisor Dividend Growth Fund
Institutional Class	278,762	$ 3,568,148
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	40,183	2,129,680
Fidelity Advisor Equity Income Fund
Institutional Class	119,587	3,573,248
Fidelity Advisor Growth & Income Fund
Institutional Class	152,521	2,867,398
Fidelity Advisor Large Cap Fund
Institutional Class	160,212	2,883,817
Fidelity Advisor Mid Cap Fund
Institutional Class	54,182	1,431,480
Fidelity Advisor Small Cap Fund
Institutional Class	43,531	1,075,653

TOTAL DOMESTIC EQUITY FUNDS		17,529,424
International Equity Funds 8.0%
Fidelity Advisor Diversified International
Fund Institutional Class	73,921	1,733,449
Fidelity Advisor Overseas Fund
Institutional Class	80,386	1,723,474

TOTAL INTERNATIONAL EQUITY FUNDS		3,456,923

TOTAL EQUITY FUNDS
(Cost $18,584,839)		20,986,347

Fixed Income Funds 39.2%

High Yield Fixed-Income Funds – 5.2%
Fidelity Advisor High Income Advantage
Fund Institutional Class	228,972	2,223,320
Investment Grade Fixed Income Funds 34.0%
Fidelity Advisor Government Investment
Fund Institutional Class	730,083	7,111,013
Fidelity Advisor Intermediate Bond Fund
Institutional Class	664,068	7,118,808
Fidelity Advisor Strategic Real Return
Fund Institutional Class	38,032	379,179

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		14,609,000

TOTAL FIXED-INCOME FUNDS
(Cost $17,120,285)		16,832,320

Short Term Funds 12.0%
	Shares	Value (Note 1)
Fidelity Advisor Short Fixed Income Fund
Institutional Class	274,136	$ 2,565,909
Fidelity Cash Reserves Fund	2,583,136	2,583,136
TOTAL SHORT TERM FUNDS
(Cost $5,182,795)		5,149,045
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $40,887,919)		$ 42,967,712

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $40,887,919) — See accompanying schedule		$ 42,967,712
Cash		65
Receivable for investments sold		500
Receivable for fund shares sold		20,265
Total assets		42,988,542

Liabilities
Payable for investments purchased	$ 18,929
Payable for fund shares redeemed	1,829
Distribution fees payable	18,509
Other affiliated payables	565
Total liabilities		39,832

Net Assets		$ 42,948,710
Net Assets consist of:
Paid in capital		$ 40,187,444
Undistributed net investment income		142,110
Accumulated undistributed net realized gain (loss) on investments		539,363
Net unrealized appreciation (depreciation) on investments		2,079,793
Net Assets		$ 42,948,710
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($16,193,759 ÷ 1,429,081 shares)		$ 11.33
Maximum offering price per share (100/94.25 of $11.33)		$ 12.02
Class T:
Net Asset Value and redemption price per share ($13,906,390 ÷ 1,229,053 shares)		$ 11.31
Maximum offering price per share (100/96.50 of $11.31)		$ 11.72
Class B:
Net Asset Value and offering price per share ($3,835,243 ÷ 339,929 shares)A		$ 11.28
Class C:
Net Asset Value and offering price per share ($7,637,011 ÷ 677,533 shares)A		$ 11.27
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,376,307 ÷ 121,099 shares)		$ 11.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 851,792
Interest		61
Total income		851,853

Expenses
Management fee	$ 1,981
Distribution fees	187,332
Independent trustees’ compensation	138
Total expenses before reductions	189,451
Expense reductions	(531)	188,920

Net investment income (loss)		662,933
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	61,071
Capital gain distributions from underlying funds	555,775	616,846
Change in net unrealized appreciation (depreciation) on underlying funds		1,887,861
Net gain (loss)		2,504,707
Net increase (decrease) in net assets resulting from operations		$ 3,167,640

See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 662,933	$ 266,970
Net realized gain (loss)		616,846	66,761
Change in net unrealized appreciation (depreciation)		1,887,861	131,084
Net increase (decrease) in net assets resulting from operations		3,167,640	464,815
Distributions to shareholders from net investment income		(559,364)	(231,296)
Distributions to shareholders from net realized gain		(151,533)	(3,243)
Total distributions		(710,897)	(234,539)
Share transactions - net increase (decrease)		17,491,701	16,679,243
Total increase (decrease) in net assets		19,948,444	16,909,519

Net Assets
Beginning of period		23,000,266	6,090,747
End of period (including undistributed net investment income of $142,110 and undistributed net investment income of
$66,592, respectively)		$ 42,948,710	$ 23,000,266

Financial Highlights Class A
Years ended March 31,	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.25	.22	.09
Net realized and unrealized gain (loss)	.76	.03	.46
Total from investment operations	1.01	.25	.55
Distributions from net investment income	(.20)	(.17)	(.06)
Distributions from net realized gain	(.05)	— I	—
Total distributions	(.25)	(.17)	(.06)
Net asset value, end of period	$ 11.33	$ 10.57	$ 10.49
Total Return B,C,D	9.63%	2.38%	5.52%
Ratios to Average Net Assets F,H
Expenses before reductions	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.26%	.33%	.33% A
Expenses net of all reductions	.26%	.33%	.33% A
Net investment income (loss)	2.25%	2.13%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate	34%	24%	9% A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004 G
Selected Per Share Data
Net asset value, beginning of period	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.20	.08
Net realized and unrealized gain (loss)	.75	.03	.46
Total from investment operations	.97	.23	.54
Distributions from net investment income	(.17)	(.14)	(.06)
Distributions from net realized gain	(.05)	— I	—
Total distributions	(.22)	(.15) J	(.06)
Net asset value, end of period	$ 11.31	$ 10.56	$ 10.48
Total Return B,C,D	9.31%	2.17%	5.36%
Ratios to Average Net Assets F,H
Expenses before reductions	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.58%	.58% A
Expenses net of all reductions	.50%	.58%	.58% A
Net investment income (loss)	2.00%	1.88%	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate	34%	24%	9% A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004 G
Selected Per Share Data
Net asset value, beginning of period	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.14	.06
Net realized and unrealized gain (loss)	.76	.03	.46
Total from investment operations	.92	.17	.52
Distributions from net investment income	(.12)	(.11)	(.05)
Distributions from net realized gain	(.05)	— I	—
Total distributions	(.17)	(.11)	(.05)
Net asset value, end of period	$ 11.28	$ 10.53	$ 10.47
Total Return B,C,D	8.80%	1.64%	5.21%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.08%	1.08% A
Net investment income (loss)	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate	34%	24%	9% A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	28

Financial Highlights Class C
Years ended March 31,	2006	2005	2004 G
Selected Per Share Data
Net asset value, beginning of period	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.14	.06
Net realized and unrealized gain (loss)	.75	.04	.46
Total from investment operations	.91	.18	.52
Distributions from net investment income	(.12)	(.12)	(.05)
Distributions from net realized gain	(.05)	— I	—
Total distributions	(.17)	(.12)	(.05)
Net asset value, end of period	$ 11.27	$ 10.53	$ 10.47
Total Return B,C ,D	8.74%	1.74%	5.21%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.01%	1.08%	1.08% A
Net investment income (loss)	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate	34%	24%	9% A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004 F
Selected Per Share Data
Net asset value, beginning of period	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.25	.10
Net realized and unrealized gain (loss)	.76	.04	.45
Total from investment operations	1.04	.29	.55
Distributions from net investment income	(.22)	(.18)	(.06)
Distributions from net realized gain	(.05)	— H	—
Total distributions	(.27)	(.18)	(.06)
Net asset value, end of period	$ 11.37	$ 10.60	$ 10.49
Total Return B,,C	9.92%	2.79%	5.52%
Ratios to Average Net Assets E,G
Expenses before reductions	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.08%	.08% A
Net investment income (loss)	2.50%	2.38%	2.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,376	$ 651	$ 397
Portfolio turnover rate	34%	24%	9% A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Fidelity Advisor Freedom 2010 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	8.6	8.1
Fidelity Advisor Equity Growth
Fund Institutional Class	5.0	4.2
Fidelity Advisor Equity Income
Fund Institutional Class	8.6	8.1
Fidelity Advisor Growth & Income
Fund Institutional Class	6.4	7.9
Fidelity Advisor Large Cap Fund
Institutional Class	6.4	7.9
Fidelity Advisor Mid Cap Fund
Institutional Class	3.4	2.5
Fidelity Advisor Small Cap Fund
Institutional Class	2.5	2.5
	40.9	41.2
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	4.2	2.7
Fidelity Advisor Overseas Fund
Institutional Class	4.2	2.6
	8.4	5.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	5.0	5.1
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	17.6	19.6
Fidelity Advisor Intermediate Bond
Fund Institutional Class	17.6	19.5
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.9	0.0
	36.1	39.1
Short-Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	4.8	4.6
Fidelity Cash Reserves Fund	4.8	4.7
	9.6	9.3
	100.0	100.0

The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. In March 2006, the target date for combining the fund with the Advisor Freedom Income Fund was extended by approximately five years resulting in a greater allocation to equity funds. Also, beginning in March 2006, the fund increased its allocation to international equity. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005, reflecting the prior allocation.

Annual Report 30

Fidelity Advisor Freedom 2010 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 49.3%
	Shares	Value (Note 1)
Domestic Equity Funds 40.9%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,500,502	$ 32,006,424
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	353,013	18,709,689
Fidelity Advisor Equity Income Fund
Institutional Class	1,069,158	31,946,449
Fidelity Advisor Growth & Income Fund
Institutional Class	1,264,236	23,767,634
Fidelity Advisor Large Cap Fund
Institutional Class	1,337,927	24,082,678
Fidelity Advisor Mid Cap Fund
Institutional Class	475,144	12,553,315
Fidelity Advisor Small Cap Fund
Institutional Class	376,861	9,312,230

TOTAL DOMESTIC EQUITY FUNDS		152,378,419
International Equity Funds 8.4%
Fidelity Advisor Diversified International
Fund Institutional Class	666,718	15,634,526
Fidelity Advisor Overseas Fund
Institutional Class	724,219	15,527,245

TOTAL INTERNATIONAL EQUITY FUNDS		31,161,771

TOTAL EQUITY FUNDS
(Cost $161,238,163)		183,540,190

Fixed Income Funds 41.1%

High Yield Fixed-Income Funds – 5.0%
Fidelity Advisor High Income Advantage
Fund Institutional Class	1,944,145	18,877,647
Investment Grade Fixed Income Funds 36.1%
Fidelity Advisor Government Investment
Fund Institutional Class	6,728,153	65,532,209
Fidelity Advisor Intermediate Bond Fund
Institutional Class	6,127,970	65,691,844
Fidelity Advisor Strategic Real Return
Fund Institutional Class	359,201	3,581,231

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		134,805,284

TOTAL FIXED-INCOME FUNDS
(Cost $157,409,552)		153,682,931

Short Term Funds 9.6%
	Shares	Value (Note 1)
Fidelity Advisor Short Fixed Income
Fund Institutional Class	1,915,167	$ 17,925,964
Fidelity Cash Reserves Fund	17,920,008	17,920,008
TOTAL SHORT TERM FUNDS
(Cost $36,112,247)		35,845,972
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $354,759,962)		$373,069,093

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $354,759,962) — See accompanying schedule		$ 373,069,093
Cash		8
Receivable for investments sold		198,447
Receivable for fund shares sold		986,236
Other affiliated receivables		1,406
Total assets		374,255,190

Liabilities
Payable for investments purchased	$ 275,784
Payable for fund shares redeemed	898,078
Distribution fees payable	148,103
Other affiliated payables	4,974
Total liabilities		$ 1,326,939

Net Assets		$ 372,928,251
Net Assets consist of:
Paid in capital		$ 348,411,924
Undistributed net investment income		1,256,073
Accumulated undistributed net realized gain (loss) on investments		4,951,123
Net unrealized appreciation (depreciation) on investments		18,309,131
Net Assets		$ 372,928,251

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($146,592,737 ÷ 12,437,518 shares)		$ 11.79
Maximum offering price per share (100/94.25 of $11.79)		$ 12.51
Class T:
Net Asset Value and redemption price per share ($143,011,737 ÷ 12,173,138 shares)		$ 11.75
Maximum offering price per share (100/96.50 of $11.75)		$ 12.18
Class B:
Net Asset Value and offering price per share ($33,403,916 ÷ 2,852,590 shares)A		$ 11.71
Class C:
Net Asset Value and offering price per share ($38,881,657 ÷ 3,325,046 shares)A		$ 11.69
Institutional Class:
Net Asset Value, offering price and redemption price per share ($11,038,204 ÷ 933,893 shares)		$ 11.82
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 7,408,150

Expenses
Management fee	$ 19,560
Distribution fees	1,497,104
Independent trustees’ compensation	1,220
Total expenses before reductions	1,517,884
Expense reductions	(5,249)	1,512,635

Net investment income (loss)		5,895,515
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	325,634
Capital gain distributions from underlying funds	4,940,697	5,266,331
Change in net unrealized appreciation (depreciation) on underlying funds		15,956,793
Net gain (loss)		21,223,124
Net increase (decrease) in net assets resulting from operations		$ 27,118,639

See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 5,895,515	$ 2,856,146
Net realized gain (loss)		5,266,331	949,461
Change in net unrealized appreciation (depreciation)		15,956,793	417,464
Net increase (decrease) in net assets resulting from operations		27,118,639	4,223,071
Distributions to shareholders from net investment income		(5,136,102)	(2,579,243)
Distributions to shareholders from net realized gain		(1,279,124)	(20,201)
Total distributions		(6,415,226)	(2,599,444)
Share transactions - net increase (decrease)		123,162,830	136,717,726
Total increase (decrease) in net assets		143,866,243	138,341,353

Net Assets
Beginning of period		229,062,008	90,720,655
End of period (including undistributed net investment income of $1,256,073 and undistributed net investment income of
$718,326, respectively)		$ 372,928,251	$ 229,062,008

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.25	.23	.16
Net realized and unrealized gain (loss)	.80	.04	.83
Total from investment operations	1.05	.27	.99
Distributions from net investment income	(.22)	(.18)	(.07)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.27)J	(.18)	(.07)
Net asset value, end of period	$ 11.79	$ 11.01	$ 10.92
Total ReturnB,C,D	9.65%	2.48%	9.92%
Ratios to Average Net AssetsF,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.26%	.33%	.33%A
Expenses net of all reductions	.26%	.33%	.33%A
Net investment income (loss)	2.23%	2.10%	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate	7%	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.22	.20	.14
Net realized and unrealized gain (loss)	.80	.04	.83
Total from investment operations	1.02	.24	.97
Distributions from net investment income	(.19)	(.17)	(.07)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.24)J	(.17)	(.07)
Net asset value, end of period	$ 11.75	$ 10.97	$ 10.90
Total ReturnB,C,D	9.42%	2.18%	9.72%
Ratios to Average Net AssetsF,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.51%	.58%	.58%A
Expenses net of all reductions	.51%	.58%	.58%A
Net investment income (loss)	1.98%	1.86%	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate	7%	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.17	.15	.10
Net realized and unrealized gain (loss)	.79	.04	.83
Total from investment operations	.96	.19	.93
Distributions from net investment income	(.13)	(.12)	(.06)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.19)	(.12)	(.06)
Net asset value, end of period	$ 11.71	$ 10.94	$ 10.87
Total ReturnB,C,D	8.83%	1.72%	9.32%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	1.48%	1.35%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate	7%	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.17	.15	.10
Net realized and unrealized gain (loss)	.78	.04	.83
Total from investment operations	.95	.19	.93
Distributions from net investment income	(.14)	(.13)	(.06)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.19)J	(.13)	(.06)
Net asset value, end of period	$ 11.69	$ 10.93	$ 10.87
Total ReturnB,C,D	8.78%	1.72%	9.32%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	1.48%	1.36%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate	7%	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.28	.26	.17
Net realized and unrealized gain (loss)	.80	.05	.83
Total from investment operations	1.08	.31	1.00
Distributions from net investment income	(.24)	(.20)	(.07)
Distributions from net realized gain	(.06)	—H	—
Total distributions	(.29)J	(.21)I	(.07)
Net asset value, end of period	$ 11.82	$ 11.03	$ 10.93
Total ReturnB,C	9.94%	2.80%	10.02%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.01%	.08%	.08%A
Expenses net of all reductions	.01%	.08%	.08%A
Net investment income (loss)	2.48%	2.35%	2.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate	7%	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Total distribution of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share.
J Total distribution of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Fidelity Advisor Freedom 2015 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	9.9	10.1
Fidelity Advisor Equity Growth
Fund Institutional Class	5.8	5.2
Fidelity Advisor Equity Income
Fund Institutional Class	10.0	10.0
Fidelity Advisor Growth & Income
Fund Institutional Class	7.7	9.9
Fidelity Advisor Large Cap Fund
Institutional Class	7.7	9.8
Fidelity Advisor Mid Cap Fund
Institutional Class	4.0	3.2
Fidelity Advisor Small Cap Fund
Institutional Class	3.0	3.1
	48.1	51.3
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	5.5	4.3
Fidelity Advisor Overseas Fund
Institutional Class	5.4	4.3
	10.9	8.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	6.7	6.7
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	14.5	15.0
Fidelity Advisor Intermediate Bond
Fund Institutional Class	14.6	14.9
Fidelity Advisor Strategic Real
Return Fund Institutional Class	1.0	0.0
	30.1	29.9
Short-Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	2.1	1.6
Fidelity Cash Reserves Fund	2.1	1.9
	4.2	3.5
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report 36

Fidelity Advisor Freedom 2015 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 59.0%
	Shares	Value (Note 1)
Domestic Equity Funds 48.1%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,692,299	$ 34,461,421
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	382,080	20,250,241
Fidelity Advisor Equity Income Fund
Institutional Class	1,170,091	34,962,328
Fidelity Advisor Growth & Income Fund
Institutional Class	1,434,668	26,971,753
Fidelity Advisor Large Cap Fund
Institutional Class	1,501,407	27,025,320
Fidelity Advisor Mid Cap Fund
Institutional Class	532,282	14,062,889
Fidelity Advisor Small Cap Fund
Institutional Class	430,479	10,637,144

TOTAL DOMESTIC EQUITY FUNDS		168,371,096
International Equity Funds 10.9%
Fidelity Advisor Diversified International
Fund Institutional Class	822,079	19,277,757
Fidelity Advisor Overseas Fund
Institutional Class	879,836	18,863,675

TOTAL INTERNATIONAL EQUITY FUNDS		38,141,432

TOTAL EQUITY FUNDS
(Cost $184,765,295)		206,512,528

Fixed Income Funds 36.8%

High Yield Fixed-Income Funds – 6.7%
Fidelity Advisor High Income Advantage
Fund Institutional Class	2,404,362	23,346,356
Investment Grade Fixed Income Funds 30.1%
Fidelity Advisor Government Investment
Fund Institutional Class	5,210,025	50,745,642
Fidelity Advisor Intermediate Bond Fund
Institutional Class	4,782,154	51,264,687
Fidelity Advisor Strategic Real Return
Fund Institutional Class	346,294	3,452,551

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		105,462,880

TOTAL FIXED-INCOME FUNDS
(Cost $130,918,888)		128,809,236

Short Term Funds 4.2%
	Shares	Value (Note 1)
Fidelity Advisor Short Fixed Income
Fund Institutional Class	776,735	$ 7,270,237
Fidelity Cash Reserves Fund	7,282,020	7,282,020
TOTAL SHORT TERM FUNDS
(Cost $14,628,666)		14,552,257
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $330,312,849)		$349,874,021

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $330,312,849) — See accompanying schedule		$ 349,874,021
Cash		4
Receivable for investments sold		91,039
Receivable for fund shares sold		1,139,780
Total assets		351,104,844

Liabilities
Payable for investments purchased	$ 716,846
Payable for fund shares redeemed	508,947
Distribution fees payable	133,189
Other affiliated payables	6,987
Total liabilities		1,365,969

Net Assets		$ 349,738,875
Net Assets consist of:
Paid in capital		$ 324,459,687
Undistributed net investment income		874,617
Accumulated undistributed net realized gain (loss) on investments		4,843,399
Net unrealized appreciation (depreciation) on investments		19,561,172
Net Assets		$ 349,738,875

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($128,240,739 ÷ 10,834,960 shares)		$ 11.84
Maximum offering price per share (100/94.25 of $11.84)		$ 12.56
Class T:
Net Asset Value and redemption price per share ($125,323,367 ÷ 10,609,770 shares)		$ 11.81
Maximum offering price per share (100/96.50 of $11.81)		$ 12.24
Class B:
Net Asset Value and offering price per share ($33,633,115 ÷ 2,857,206 shares)A		$ 11.77
Class C:
Net Asset Value and offering price per share ($35,656,103 ÷ 3,029,333 shares)A		$ 11.77
Institutional Class:
Net Asset Value, offering price and redemption price per share ($26,885,551 ÷ 2,262,113 shares)		$ 11.89
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 5,245,300
Interest		371
Total income		5,245,671

Expenses
Management fee	$ 13,329
Distribution fees	1,182,507
Independent trustees’ compensation	948
Total expenses before reductions	1,196,784
Expense reductions	(3,711)	1,193,073

Net investment income (loss)		4,052,598
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	66,664
Capital gain distributions from underlying funds	5,299,202	5,365,866
Change in net unrealized appreciation (depreciation) on underlying funds		18,399,382
Net gain (loss)		23,765,248
Net increase (decrease) in net assets resulting from operations		$ 27,817,846

See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 4,052,598	$ 1,395,893
Net realized gain (loss)		5,365,866	568,476
Change in net unrealized appreciation (depreciation)		18,399,382	992,415
Net increase (decrease) in net assets resulting from operations		27,817,846	2,956,784
Distributions to shareholders from net investment income		(3,337,676)	(1,216,011)
Distributions to shareholders from net realized gain		(1,130,850)	(6,537)
Total distributions		(4,468,526)	(1,222,548)
Share transactions - net increase (decrease)		174,816,071	131,894,217
Total increase (decrease) in net assets		198,165,391	133,628,453

Net Assets
Beginning of period		151,573,484	17,945,031
End of period (including undistributed net investment income of $874,617 and undistributed net investment income of
$318,954, respectively)		$ 349,738,875	$ 151,573,484

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.22	.21	.07
Net realized and unrealized gain (loss)	1.07	.13	.56
Total from investment operations	1.29	.34	.63
Distributions from net investment income	(.16)	(.14)	(.06)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.22)	(.14)	(.06)
Net asset value, end of period	$ 11.84	$ 10.77	$ 10.57
Total ReturnB,C,D	12.12%	3.22%	6.32%
Ratios to Average Net AssetsF,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.26%	.33%	.33%A
Expenses net of all reductions	.26%	.33%	.33%A
Net investment income (loss)	1.93%	2.02%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate	4%	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.19	.19	.06
Net realized and unrealized gain (loss)	1.06	.13	.57
Total from investment operations	1.25	.32	.63
Distributions from net investment income	(.14)	(.13)	(.06)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.20)	(.13)	(.06)
Net asset value, end of period	$ 11.81	$ 10.76	$ 10.57
Total ReturnB,C,D	11.71%	3.01%	6.27%
Ratios to Average Net AssetsF,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.51%	.58%	.58%A
Expenses net of all reductions	.51%	.58%	.58%A
Net investment income (loss)	1.68%	1.77%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate	4%	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.13	.04
Net realized and unrealized gain (loss)	1.06	.13	.58
Total from investment operations	1.19	.26	.62
Distributions from net investment income	(.09)	(.09)	(.06)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.15)	(.09)	(.06)
Net asset value, end of period	$ 11.77	$ 10.73	$ 10.56
Total ReturnB,C,D	11.17%	2.49%	6.17%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	1.18%	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate	4%	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.13	.04
Net realized and unrealized gain (loss)	1.06	.13	.57
Total from investment operations	1.19	.26	.61
Distributions from net investment income	(.09)	(.09)	(.05)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.15)	(.09)	(.05)
Net asset value, end of period	$ 11.77	$ 10.73	$ 10.56
Total ReturnB,C,D	11.19%	2.47%	6.12%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	1.18%	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate	4%	3%	5%A
A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.25	.24	.09
Net realized and unrealized gain (loss)	1.07	.13	.56
Total from investment operations	1.32	.37	.65
Distributions from net investment income	(.18)	(.15)	(.06)
Distributions from net realized gain	(.06)	—H	—
Total distributions	(.24)	(.15)	(.06)
Net asset value, end of period	$ 11.89	$ 10.81	$ 10.59
Total ReturnB,C	12.36%	3.52%	6.52%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	2.18%	2.27%	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate	4%	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Fidelity Advisor Freedom 2020 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	11.8	11.7
Fidelity Advisor Equity Growth
Fund Institutional Class	7.0	6.0
Fidelity Advisor Equity Income
Fund Institutional Class	11.9	11.7
Fidelity Advisor Growth & Income
Fund Institutional Class	8.7	11.6
Fidelity Advisor Large Cap Fund
Institutional Class	8.7	11.5
Fidelity Advisor Mid Cap Fund
Institutional Class	4.7	3.6
Fidelity Advisor Small Cap Fund
Institutional Class	3.5	3.6
	56.3	59.7
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	6.4	5.1
Fidelity Advisor Overseas Fund
Institutional Class	6.4	5.0
	12.8	10.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	7.6	7.4
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	11.2	11.3
Fidelity Advisor Intermediate Bond
Fund Institutional Class	11.3	11.4
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.7	0.0
	23.2	22.7
Short-Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	0.1	0.0
Fidelity Cash Reserves Fund	0.0	0.1
	0.1	0.1
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report 42

Fidelity Advisor Freedom 2020 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 69.1%
	Shares	Value (Note 1)
Domestic Equity Funds 56.3%
Fidelity Advisor Dividend Growth Fund
Institutional Class	6,773,478	$ 86,700,513
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	975,499	51,701,464
Fidelity Advisor Equity Income Fund
Institutional Class	2,925,664	87,418,850
Fidelity Advisor Growth & Income Fund
Institutional Class	3,381,211	63,566,768
Fidelity Advisor Large Cap Fund
Institutional Class	3,559,036	64,062,648
Fidelity Advisor Mid Cap Fund
Institutional Class	1,316,114	34,771,726
Fidelity Advisor Small Cap Fund
Institutional Class	1,046,126	25,849,780

TOTAL DOMESTIC EQUITY FUNDS		414,071,749
International Equity Funds 12.8%
Fidelity Advisor Diversified International
Fund Institutional Class	2,015,574	47,265,201
Fidelity Advisor Overseas Fund
Institutional Class	2,189,034	46,932,890

TOTAL INTERNATIONAL EQUITY FUNDS		94,198,091

TOTAL EQUITY FUNDS
(Cost $444,940,095)		508,269,840

Fixed Income Funds 30.8%

High Yield Fixed-Income Funds – 7.6%
Fidelity Advisor High Income Advantage
Fund Institutional Class	5,714,870	55,491,387
Investment Grade Fixed Income Funds 23.2%
Fidelity Advisor Government Investment
Fund Institutional Class	8,473,883	82,535,624
Fidelity Advisor Intermediate Bond Fund
Institutional Class	7,742,317	82,997,643
Fidelity Advisor Strategic Real Return
Fund Institutional Class	471,036	4,696,233

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		170,229,500

TOTAL FIXED-INCOME FUNDS
(Cost $228,769,601)		225,720,887

Short Term Funds 0.1%
	Shares	Value (Note 1)
Fidelity Advisor Short Fixed Income
Fund Institutional Class	62,269	$ 582,834
Fidelity Cash Reserves Fund	552,985	552,985
TOTAL SHORT TERM FUNDS
(Cost $1,140,219)		1,135,819
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $674,849,915)		$735,126,546

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $674,849,915) — See accompanying schedule		$ 735,126,546
Cash		33,698
Receivable for investments sold		1,884
Receivable for fund shares sold		2,262,939
Total assets		737,425,067

Liabilities
Payable for investments purchased	$ 1,705,367
Payable for fund shares redeemed	591,683
Distribution fees payable	287,182
Other affiliated payables	11,564
Total liabilities		2,595,796

Net Assets		$ 734,829,271
Net Assets consist of:
Paid in capital		$ 659,302,138
Undistributed net investment income		1,350,482
Accumulated undistributed net realized gain (loss) on investments		13,900,020
Net unrealized appreciation (depreciation) on investments		60,276,631
Net Assets		$ 734,829,271
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($284,466,094 ÷ 22,145,156 shares)		$ 12.85
Maximum offering price per share (100/94.25 of $12.85)		$ 13.63
Class T:
Net Asset Value and redemption price per share ($296,476,535 ÷ 23,104,171 shares)		$ 12.83
Maximum offering price per share (100/96.50 of $12.83)		$ 13.30
Class B:
Net Asset Value and offering price per share ($71,232,374 ÷ 5,572,397 shares)A		$ 12.78
Class C:
Net Asset Value and offering price per share ($61,442,380 ÷ 4,809,746 shares)A		$ 12.77
Institutional Class:
Net Asset Value, offering price and redemption price per share ($21,211,888 ÷ 1,644,670 shares)		$ 12.90
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 10,385,569
Interest		16
Total income		10,385,585

Expenses
Management fee	$ 34,940
Distribution fees	2,766,278
Independent trustees’ compensation	2,268
Total expenses before reductions	2,803,486
Expense reductions	(9,616)	2,793,870

Net investment income (loss)		7,591,715
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,603,801
Capital gain distributions from underlying funds	13,453,299	15,057,100
Change in net unrealized appreciation (depreciation) on underlying funds		49,835,325
Net gain (loss)		64,892,425
Net increase (decrease) in net assets resulting from operations		$ 72,484,140

See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 7,591,715	$ 4,402,724
Net realized gain (loss)		15,057,100	1,965,370
Change in net unrealized appreciation (depreciation)		49,835,325	5,996,006
Net increase (decrease) in net assets resulting from operations		72,484,140	12,364,100
Distributions to shareholders from net investment income		(6,539,824)	(4,439,939)
Distributions to shareholders from net realized gain		(3,059,372)	(68,080)
Total distributions		(9,599,196)	(4,508,019)
Share transactions - net increase (decrease)		258,660,731	239,359,934
Total increase (decrease) in net assets		321,545,675	247,216,015

Net Assets
Beginning of period		413,283,596	166,067,581
End of period (including undistributed net investment income of $1,350,482 and undistributed net investment income of
$637,463, respectively)		$ 734,829,271	$ 413,283,596

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.19	.20	.13
Net realized and unrealized gain (loss)	1.36	.23	1.25
Total from investment operations	1.55	.43	1.38
Distributions from net investment income	(.16)	(.18)	(.09)
Distributions from net realized gain	(.08)	—I	—
Total distributions	(.23)K	(.19)J	(.09)
Net asset value, end of period	$ 12.85	$ 11.53	$ 11.29
Total ReturnB,C,D	13.62%	3.75%	13.78%
Ratios to Average Net AssetsF,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.26%	.33%	.33%A
Expenses net of all reductions	.26%	.33%	.33%A
Net investment income (loss)	1.60%	1.80%	1.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate	6%	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.
K Total distribution of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.16	.18	.11
Net realized and unrealized gain (loss)	1.36	.21	1.26
Total from investment operations	1.52	.39	1.37
Distributions from net investment income	(.13)	(.16)	(.08)
Distributions from net realized gain	(.08)	—I	—
Total distributions	(.21)	(.16)	(.08)
Net asset value, end of period	$ 12.83	$ 11.52	$ 11.29
Total ReturnB,C,D	13.28%	3.46%	13.73%
Ratios to Average Net AssetsF,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.51%	.58%	.58%A
Expenses net of all reductions	.51%	.58%	.58%A
Net investment income (loss)	1.35%	1.55%	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate	6%	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.12	.07
Net realized and unrealized gain (loss)	1.35	.21	1.27
Total from investment operations	1.45	.33	1.34
Distributions from net investment income	(.08)	(.12)	(.07)
Distributions from net realized gain	(.07)	—I	—
Total distributions	(.15)	(.12)	(.07)
Net asset value, end of period	$ 12.78	$ 11.48	$ 11.27
Total ReturnB,C,D	12.71%	2.93%	13.37%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.85%	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate	6%	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.12	.07
Net realized and unrealized gain (loss)	1.34	.22	1.26
Total from investment operations	1.44	.34	1.33
Distributions from net investment income	(.08)	(.12)	(.07)
Distributions from net realized gain	(.07)	—I	—
Total distributions	(.15)	(.12)	(.07)
Net asset value, end of period	$ 12.77	$ 11.48	$ 11.26
Total ReturnB,C,D	12.66%	3.02%	13.32%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.85%	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate	6%	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.23	.23	.15
Net realized and unrealized gain (loss)	1.36	.23	1.25
Total from investment operations	1.59	.46	1.40
Distributions from net investment income	(.18)	(.20)	(.09)
Distributions from net realized gain	(.08)	—H	—
Total distributions	(.26)	(.20)	(.09)
Net asset value, end of period	$ 12.90	$ 11.57	$ 11.31
Total ReturnB,C	13.88%	4.06%	14.03%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	1.85%	2.05%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate	6%	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Fidelity Advisor Freedom 2025 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	12.4	12.5
Fidelity Advisor Equity Growth
Fund Institutional Class	7.2	6.4
Fidelity Advisor Equity Income
Fund Institutional Class	12.5	12.5
Fidelity Advisor Growth & Income
Fund Institutional Class	9.6	12.6
Fidelity Advisor Large Cap Fund
Institutional Class	9.7	12.4
Fidelity Advisor Mid Cap Fund
Institutional Class	5.0	3.9
Fidelity Advisor Small Cap Fund
Institutional Class	3.7	3.8
	60.1	64.1
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	6.7	5.5
Fidelity Advisor Overseas Fund
Institutional Class	6.6	5.5
	13.3	11.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	7.5	7.4
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	9.3	8.7
Fidelity Advisor Intermediate Bond
Fund Institutional Class	9.3	8.8
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.5	0.0
	19.1	17.5
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report 48

Fidelity Advisor Freedom 2025 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 73.4%
	Shares	Value (Note 1)
Domestic Equity Funds 60.1%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,577,319	$ 32,989,689
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	362,723	19,224,329
Fidelity Advisor Equity Income Fund
Institutional Class	1,111,656	33,216,271
Fidelity Advisor Growth & Income Fund
Institutional Class	1,353,621	25,448,071
Fidelity Advisor Large Cap Fund
Institutional Class	1,423,742	25,627,360
Fidelity Advisor Mid Cap Fund
Institutional Class	496,812	13,125,785
Fidelity Advisor Small Cap Fund
Institutional Class	399,192	9,864,023

TOTAL DOMESTIC EQUITY FUNDS		159,495,528
International Equity Funds 13.3%
Fidelity Advisor Diversified International
Fund Institutional Class	755,743	17,722,168
Fidelity Advisor Overseas Fund
Institutional Class	815,402	17,482,208

TOTAL INTERNATIONAL EQUITY FUNDS		35,204,376

TOTAL EQUITY FUNDS
(Cost $173,908,183)		194,699,904

Fixed Income Funds 26.6%

High Yield Fixed-Income Funds – 7.5%
Fidelity Advisor High Income Advantage
Fund Institutional Class	2,054,482	19,949,023
Investment Grade Fixed Income Funds 19.1%
Fidelity Advisor Government Investment
Fund Institutional Class	2,517,353	24,519,016
Fidelity Advisor Intermediate Bond Fund
Institutional Class	2,298,061	24,635,210
Fidelity Advisor Strategic Real Return
Fund Institutional Class	136,363	1,359,537

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		50,513,763

TOTAL FIXED-INCOME FUNDS
(Cost $71,127,176)		70,462,786
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $245,035,359)		$265,162,690

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $245,035,359) — See accompanying schedule		$ 265,162,690
Cash		51
Receivable for investments sold		23,322
Receivable for fund shares sold		1,136,815
Total assets		266,322,878

Liabilities
Payable for investments purchased	$ 925,018
Payable for fund shares redeemed	234,946
Distribution fees payable	98,133
Other affiliated payables	4,656
Total liabilities		1,262,753

Net Assets		$ 265,060,125
Net Assets consist of:
Paid in capital		$ 240,012,588
Undistributed net investment income		285,056
Accumulated undistributed net realized gain (loss) on investments		4,635,150
Net unrealized appreciation (depreciation) on investments		20,127,331
Net Assets		$ 265,060,125

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($128,503,677 ÷ 10,411,344 shares)		$ 12.34
Maximum offering price per share (100/94.25 of $12.34)		$ 13.09
Class T:
Net Asset Value and redemption price per share ($83,955,271 ÷ 6,795,348 shares)		$ 12.35
Maximum offering price per share (100/96.50 of $12.35)		$ 12.80
Class B:
Net Asset Value and offering price per share ($27,110,965 ÷ 2,210,721 shares)A		$ 12.26
Class C:
Net Asset Value and offering price per share ($20,322,897 ÷ 1,657,110 shares)A		$ 12.26
Institutional Class:
Net Asset Value, offering price and redemption price per share ($5,167,315 ÷ 417,098 shares)		$ 12.39
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 3,160,771
Interest		218
Total income		3,160,989

Expenses
Management fee	$ 10,421
Distribution fees	873,364
Independent trustees’ compensation	730
Total expenses before reductions	884,515
Expense reductions	(2,875)	881,640

Net investment income (loss)		2,279,349
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	158,296
Capital gain distributions from underlying funds	4,838,876	4,997,172
Change in net unrealized appreciation (depreciation) on underlying funds		18,627,272
Net gain (loss)		23,624,444
Net increase (decrease) in net assets resulting from operations		$ 25,903,793

See accompanying notes which are an integral part of the financial statements.
Annual Report	50

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 2,279,349	$ 661,992
Net realized gain (loss)		4,997,172	319,501
Change in net unrealized appreciation (depreciation)		18,627,272	1,358,607
Net increase (decrease) in net assets resulting from operations		25,903,793	2,340,100
Distributions to shareholders from net investment income		(2,006,218)	(647,465)
Distributions to shareholders from net realized gain		(689,007)	(1,629)
Total distributions		(2,695,225)	(649,094)
Share transactions - net increase (decrease)		119,342,923	110,847,488
Total increase (decrease) in net assets		142,551,491	112,538,494

Net Assets
Beginning of period		122,508,634	9,970,140
End of period (including undistributed net investment income of $285,056 and undistributed net investment income of
$95,450, respectively)		$ 265,060,125	$ 122,508,634

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.17	.19	.06
Net realized and unrealized gain (loss)	1.39	.23	.67
Total from investment operations	1.56	.42	.73
Distributions from net investment income	(.13)	(.13)	(.06)
Distributions from net realized gain	(.05)	—I	—
Total distributions	(.18)	(.13)	(.06)
Net asset value, end of period	$ 12.34	$ 10.96	$ 10.67
Total ReturnB,C,D	14.35%	3.96%	7.32%
Ratios to Average Net AssetsF,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.25%	.33%	.33%A
Expenses net of all reductions	.25%	.33%	.33%A
Net investment income (loss)	1.44%	1.76%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate	5%	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

51 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.14	.16	.05
Net realized and unrealized gain (loss)	1.39	.24	.70
Total from investment operations	1.53	.40	.75
Distributions from net investment income	(.11)	(.12)	(.06)
Distributions from net realized gain	(.05)	—I	—
Total distributions	(.15)J	(.12)	(.06)
Net asset value, end of period	$ 12.35	$ 10.97	$ 10.69
Total ReturnB,C,D	14.07%	3.75%	7.52%
Ratios to Average Net AssetsF,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.50%	.58%	.58%A
Expenses net of all reductions	.50%	.58%	.58%A
Net investment income (loss)	1.19%	1.51%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate	5%	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.11	.03
Net realized and unrealized gain (loss)	1.38	.24	.67
Total from investment operations	1.46	.35	.70
Distributions from net investment income	(.07)	(.08)	(.06)
Distributions from net realized gain	(.04)	—I	—
Total distributions	(.11)	(.08)	(.06)
Net asset value, end of period	$ 12.26	$ 10.91	$ 10.64
Total ReturnB,C,D	13.46%	3.29%	6.97%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.69%	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate	5%	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.11	.03
Net realized and unrealized gain (loss)	1.38	.23	.67
Total from investment operations	1.46	.34	.70
Distributions from net investment income	(.07)	(.08)	(.05)
Distributions from net realized gain	(.04)	—I	—
Total distributions	(.11)	(.08)	(.05)
Net asset value, end of period	$ 12.26	$ 10.91	$ 10.65
Total ReturnB,C,D	13.46%	3.19%	7.02%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.69%	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate	5%	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.20	.22	.08
Net realized and unrealized gain (loss)	1.40	.24	.66
Total from investment operations	1.60	.46	.74
Distributions from net investment income	(.15)	(.15)	(.06)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.20)	(.15)	(.06)
Net asset value, end of period	$ 12.39	$ 10.99	$ 10.68
Total ReturnB,C	14.69%	4.25%	7.42%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	1.69%	2.01%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate	5%	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

53 Annual Report

Fidelity Advisor Freedom 2030 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	13.8	13.7
Fidelity Advisor Equity Growth
Fund Institutional Class	8.1	7.1
Fidelity Advisor Equity Income
Fund Institutional Class	14.0	13.7
Fidelity Advisor Growth & Income
Fund Institutional Class	10.7	13.6
Fidelity Advisor Large Cap Fund
Institutional Class	10.8	13.5
Fidelity Advisor Mid Cap Fund
Institutional Class	5.6	4.3
Fidelity Advisor Small Cap Fund
Institutional Class	4.1	4.2
	67.1	70.1
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	7.7	6.3
Fidelity Advisor Overseas Fund
Institutional Class	7.7	6.3
	15.4	12.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	7.6	7.4
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	4.8	5.0
Fidelity Advisor Intermediate Bond
Fund Institutional Class	4.8	4.9
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.3	0.0
	9.9	9.9
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report 54

Fidelity Advisor Freedom 2030 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 82.5%
	Shares	Value (Note 1)
Domestic Equity Funds 67.1%
Fidelity Advisor Dividend Growth Fund
Institutional Class	4,666,280	$ 59,728,389
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	665,684	35,281,273
Fidelity Advisor Equity Income Fund
Institutional Class	2,025,273	60,515,162
Fidelity Advisor Growth & Income Fund
Institutional Class	2,464,415	46,330,996
Fidelity Advisor Large Cap Fund
Institutional Class	2,600,007	46,800,127
Fidelity Advisor Mid Cap Fund
Institutional Class	911,045	24,069,801
Fidelity Advisor Small Cap Fund
Institutional Class	725,606	17,929,726

TOTAL DOMESTIC EQUITY FUNDS		290,655,474
International Equity Funds 15.4%
Fidelity Advisor Diversified International
Fund Institutional Class	1,431,393	33,566,155
Fidelity Advisor Overseas Fund
Institutional Class	1,546,937	33,166,325

TOTAL INTERNATIONAL EQUITY FUNDS		66,732,480

TOTAL EQUITY FUNDS
(Cost $315,034,675)		357,387,954

Fixed Income Funds 17.5%

High Yield Fixed-Income Funds – 7.6%
Fidelity Advisor High Income Advantage
Fund Institutional Class	3,363,189	32,656,563
Investment Grade Fixed Income Funds 9.9%
Fidelity Advisor Government Investment
Fund Institutional Class	2,132,153	20,767,172
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,957,058	20,979,658
Fidelity Advisor Strategic Real Return
Fund Institutional Class	129,274	1,288,865

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		43,035,695

TOTAL FIXED-INCOME FUNDS
(Cost $75,853,547)		75,692,258
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $390,888,222)		$433,080,212

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

55 Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $390,888,222) — See accompanying schedule		$ 433,080,212
Cash		4,015
Receivable for investments sold		36,085
Receivable for fund shares sold		1,087,282
Total assets		434,207,594

Liabilities
Payable for investments purchased	$ 551,561
Payable for fund shares redeemed	575,784
Distribution fees payable	171,816
Other affiliated payables	7,864
Total liabilities		1,307,025

Net Assets		$ 432,900,569
Net Assets consist of:
Paid in capital		$ 382,298,843
Undistributed net investment income		475,086
Accumulated undistributed net realized gain (loss) on investments		7,934,650
Net unrealized appreciation (depreciation) on investments		42,191,990
Net Assets		$ 432,900,569

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($156,915,518 ÷ 11,648,988 shares)		$ 13.47
Maximum offering price per share (100/94.25 of $13.47)		$ 14.29
Class T:
Net Asset Value and redemption price per share ($184,028,584 ÷ 13,700,912 shares)		$ 13.43
Maximum offering price per share (100/96.50 of $13.43)		$ 13.92
Class B:
Net Asset Value and offering price per share ($43,098,850 ÷ 3,223,215 shares)A		$ 13.37
Class C:
Net Asset Value and offering price per share ($37,939,562 ÷ 2,837,837 shares)A		$ 13.37
Institutional Class:
Net Asset Value, offering price and redemption price per share ($10,918,055 ÷ 808,239 shares)		$ 13.51
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 4,443,085
Interest		15
Total income		4,443,100

Expenses
Management fee	$ 19,176
Distribution fees	1,575,564
Independent trustees’ compensation	1,259
Total expenses before reductions	1,595,999
Expense reductions	(5,324)	1,590,675

Net investment income (loss)		2,852,425
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	92,053
Capital gain distributions from underlying funds	8,711,513	8,803,566
Change in net unrealized appreciation (depreciation) on underlying funds		35,545,698
Net gain (loss)		44,349,264
Net increase (decrease) in net assets resulting from operations		$ 47,201,689

See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 2,852,425	$ 1,851,071
Net realized gain (loss)		8,803,566	1,016,872
Change in net unrealized appreciation (depreciation)		35,545,698	4,336,680
Net increase (decrease) in net assets resulting from operations		47,201,689	7,204,623
Distributions to shareholders from net investment income		(2,377,341)	(1,985,403)
Distributions to shareholders from net realized gain		(1,802,422)	(16,365)
Total distributions		(4,179,763)	(2,001,768)
Share transactions - net increase (decrease)		164,372,570	142,242,099
Total increase (decrease) in net assets		207,394,496	147,444,954

Net Assets
Beginning of period		225,506,073	78,061,119
End of period (including undistributed net investment income of $475,086 and undistributed net investment income of
$131,528, respectively)		$ 432,900,569	$ 225,506,073

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.18	.11
Net realized and unrealized gain (loss)	1.70	.30	1.46
Total from investment operations	1.85	.48	1.57
Distributions from net investment income	(.11)	(.15)	(.09)
Distributions from net realized gain	(.08)	—I	—
Total distributions	(.19)	(.15)	(.09)
Net asset value, end of period	$ 13.47	$ 11.81	$ 11.48
Total ReturnB,C,D	15.84%	4.19%	15.68%
Ratios to Average Net AssetsF,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.26%	.33%	.33%A
Expenses net of all reductions	.26%	.33%	.33%A
Net investment income (loss)	1.17%	1.55%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate	4%	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

57 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.15	.09
Net realized and unrealized gain (loss)	1.70	.30	1.46
Total from investment operations	1.81	.45	1.55
Distributions from net investment income	(.09)	(.14)	(.08)
Distributions from net realized gain	(.08)	—I	—
Total distributions	(.16)J	(.14)	(.08)
Net asset value, end of period	$ 13.43	$ 11.78	$ 11.47
Total ReturnB,C,D	15.52%	3.91%	15.53%
Ratios to Average Net AssetsF,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.51%	.58%	.58%A
Expenses net of all reductions	.51%	.58%	.58%A
Net investment income (loss)	.92%	1.30%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate	4%	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.09	.05
Net realized and unrealized gain (loss)	1.70	.30	1.46
Total from investment operations	1.75	.39	1.51
Distributions from net investment income	(.05)	(.09)	(.07)
Distributions from net realized gain	(.07)	—I	—
Total distributions	(.12)	(.09)	(.07)
Net asset value, end of period	$ 13.37	$ 11.74	$ 11.44
Total ReturnB,C,D	14.96%	3.41%	15.12%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.42%	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate	4%	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.09	.05
Net realized and unrealized gain (loss)	1.70	.30	1.46
Total from investment operations	1.75	.39	1.51
Distributions from net investment income	(.05)	(.09)	(.07)
Distributions from net realized gain	(.07)	—I	—
Total distributions	(.12)	(.09)	(.07)
Net asset value, end of period	$ 13.37	$ 11.74	$ 11.44
Total ReturnB,C,D	14.99%	3.41%	15.12%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.42%	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate	4%	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.18	.21	.13
Net realized and unrealized gain (loss)	1.71	.31	1.45
Total from investment operations	1.89	.52	1.58
Distributions from net investment income	(.13)	(.17)	(.09)
Distributions from net realized gain	(.09)	—H	—
Total distributions	(.22)	(.17)	(.09)
Net asset value, end of period	$ 13.51	$ 11.84	$ 11.49
Total ReturnB,C	16.10%	4.50%	15.83%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.07%A
Net investment income (loss)	1.42%	1.80%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate	4%	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

59 Annual Report

Fidelity Advisor Freedom 2035 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	14.0	13.9
Fidelity Advisor Equity Growth
Fund Institutional Class	8.3	7.2
Fidelity Advisor Equity Income
Fund Institutional Class	14.4	13.9
Fidelity Advisor Growth & Income
Fund Institutional Class	10.6	13.0
Fidelity Advisor Large Cap Fund
Institutional Class	10.6	13.0
Fidelity Advisor Mid Cap Fund
Institutional Class	5.4	4.4
Fidelity Advisor Small Cap Fund
Institutional Class	4.2	4.1
	67.5	69.5
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	7.9	7.0
Fidelity Advisor Overseas Fund
Institutional Class	7.6	6.9
	15.5	13.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	8.3	8.6
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	4.1	4.0
Fidelity Advisor Intermediate Bond
Fund Institutional Class	4.2	4.0
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.4	0.0
	8.7	8.0
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report 60

Fidelity Advisor Freedom 2035 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 83.0%
	Shares	Value (Note 1)
Domestic Equity Funds 67.5%
Fidelity Advisor Dividend Growth Fund
Institutional Class	1,365,036	$ 17,472,464
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	195,291	10,350,429
Fidelity Advisor Equity Income Fund
Institutional Class	600,725	17,949,649
Fidelity Advisor Growth & Income Fund
Institutional Class	705,459	13,262,624
Fidelity Advisor Large Cap Fund
Institutional Class	734,960	13,229,280
Fidelity Advisor Mid Cap Fund
Institutional Class	253,680	6,702,233
Fidelity Advisor Small Cap Fund
Institutional Class	213,700	5,280,534

TOTAL DOMESTIC EQUITY FUNDS		84,247,213
International Equity Funds 15.5%
Fidelity Advisor Diversified International
Fund Institutional Class	423,144	9,922,727
Fidelity Advisor Overseas Fund
Institutional Class	441,714	9,470,349

TOTAL INTERNATIONAL EQUITY FUNDS		19,393,076

TOTAL EQUITY FUNDS
(Cost $93,493,516)	1,073,833	103,640,289

Fixed Income Funds 17.0%

High Yield Fixed-Income Funds – 8.3%
Fidelity Advisor High Income
Advantage Fund Institutional Class		10,426,918
Investment Grade Fixed Income Funds 8.7%
Fidelity Advisor Government Investment
Fund Institutional Class	527,499	5,137,842
Fidelity Advisor Intermediate Bond Fund
Institutional Class	488,486	5,236,570
Fidelity Advisor Strategic Real Return
Fund Institutional Class	49,261	491,135

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		10,865,547

TOTAL FIXED-INCOME FUNDS
(Cost $21,277,759)		21,292,465
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $114,771,275)		$ 124,932,754

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

61 Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (cost $114,771,275) — See accompanying schedule		$ 124,932,754
Cash		58
Receivable for fund shares sold		371,323
Total assets		125,304,135

Liabilities
Payable for investments purchased	$ 291,929
Payable for fund shares redeemed	79,299
Distribution fees payable	50,183
Other affiliated payables	2,891
Total liabilities		424,302

Net Assets		$ 124,879,833
Net Assets consist of:
Paid in capital		$ 112,473,106
Undistributed net investment income		2,651
Accumulated undistributed net realized gain (loss) on investments		2,242,597
Net unrealized appreciation (depreciation) on investments		10,161,479
Net Assets		$ 124,879,833
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($49,877,180 ÷ 3,936,072 shares)		$ 12.67
Maximum offering price per share (100/94.25 of $12.67)		$ 13.44
Class T:
Net Asset Value and redemption price per share ($45,421,394 ÷ 3,600,372 shares)		$ 12.62
Maximum offering price per share (100/96.50 of $12.62)		$ 13.08
Class B:
Net Asset Value and offering price per share ($15,351,127 ÷ 1,223,863 shares)A		$ 12.54
Class C:
Net Asset Value and offering price per share ($12,023,217 ÷ 957,712 shares)A		$ 12.55
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,206,915 ÷ 173,699 shares)		$ 12.71
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying funds		$ 1,152,372
Interest		52
Total income		1,152,424

Expenses
Management fee	$ 3,848
Distribution fees	413,377
Independent trustees’ compensation	307
Total expenses before reductions	417,532
Expense reductions	(1,125)	416,407

Net investment income (loss)		736,017
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	38,288
Capital gain distributions from underlying funds	2,378,113	2,416,401
Change in net unrealized appreciation (depreciation) on underlying funds		9,386,127
Net gain (loss)		11,802,528
Net increase (decrease) in net assets resulting from operations		$ 12,538,545

See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 736,017	$ 295,234
Net realized gain (loss)		2,416,401	130,957
Change in net unrealized appreciation (depreciation)		9,386,127	674,970
Net increase (decrease) in net assets resulting from operations		12,538,545	1,101,161
Distributions to shareholders from net investment income		(733,367)	(351,658)
Distributions to shareholders from net realized gain		(249,712)	(788)
Total distributions		(983,079)	(352,446)
Share transactions - net increase (decrease)		69,137,683	38,278,752
Total increase (decrease) in net assets		80,693,149	39,027,467

Net Assets
Beginning of period		44,186,684	5,159,217
End of period (including undistributed net investment income of $2,651 and undistributed net investment income of $0,
respectively)		$ 124,879,833	$ 44,186,684

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.14	.19	.07
Net realized and unrealized gain (loss)	1.62	.32	.72
Total from investment operations	1.76	.51	.79
Distributions from net investment income	(.11)	(.15)	(.09)
Distributions from net realized gain	(.04)	—I	—
Total distributions	(.15)	(.15)	(.09)
Net asset value, end of period	$ 12.67	$ 11.06	$ 10.70
Total Return B,C,D	16.03%	4.76%	7.88%
Ratios to Average Net Assets F,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.25%	.33%	.33%A
Expenses net of all reductions	.25%	.33%	.33%A
Net investment income (loss)	1.20%	1.71%	1.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate	4%	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

63 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.16	.06
Net realized and unrealized gain (loss)	1.63	.31	.71
Total from investment operations	1.74	.47	.77
Distributions from net investment income	(.10)	(.14)	(.08)
Distributions from net realized gain	(.04)	—I	—
Total distributions	(.14)	(.14)	(.08)
Net asset value, end of period	$ 12.62	$ 11.02	$ 10.69
Total Return B,,C,D	15.84%	4.37%	7.73%
Ratios to Average Net Assets F,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.50%	.58%	.58%A
Expenses net of all reductions	.50%	.58%	.58%A
Net investment income (loss)	.95%	1.46%	1.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate	4%	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.10	.04
Net realized and unrealized gain (loss)	1.61	.32	.71
Total from investment operations	1.66	.42	.75
Distributions from net investment income	(.06)	(.11)	(.08)
Distributions from net realized gain	(.04)	—I	—
Total distributions	(.10)	(.11)	(.08)
Net asset value, end of period	$ 12.54	$ 10.98	$ 10.67
Total Return B,C,D	15.17%	3.88%	7.48%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.08%	1.08%A
Net investment income (loss)	.45%	.96%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate	4%	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.10	.04
Net realized and unrealized gain (loss)	1.61	.32	.72
Total from investment operations	1.66	.42	.76
Distributions from net investment income	(.06)	(.11)	(.08)
Distributions from net realized gain	(.04)	—I	—
Total distributions	(.10)	(.11)	(.08)
Net asset value, end of period	$ 12.55	$ 10.99	$ 10.68
Total Return B,C,D	15.15%	3.87%	7.58%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.08%	1.08%A
Net investment income (loss)	.45%	.96%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate	4%	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss)D	17.21		.08
Net realized and unrealized gain (loss)	1.64	.31	.72
Total from investment operations	1.81	.52	.80
Distributions from net investment income	(.13)	(.16)	(.09)
Distributions from net realized gain	(.04)	—H	—
Total distributions	(.17)	(.16)	(.09)
Net asset value, end of period	$ 12.71	$ 11.07	$ 10.71
Total Return B,C	16.45%	4.87%	7.98%
Ratios to Average Net Assets E,G
Expenses before reductions	01%	.10%	.10%A
Expenses net of fee waivers, if any	00%	.08%	.08%A
Expenses net of all reductions	00%	.08%	.08%A
Net investment income (loss)	1.45%	1.96%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,207	$ 467	$ 216
Portfolio turnover rate	4%	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

65 Annual Report

Fidelity Advisor Freedom 2040 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	14.4	13.7
Fidelity Advisor Equity Growth
Fund Institutional Class	8.4	7.1
Fidelity Advisor Equity Income
Fund Institutional Class	14.3	13.6
Fidelity Advisor Growth & Income
Fund Institutional Class	10.7	13.6
Fidelity Advisor Large Cap Fund
Institutional Class	10.6	13.5
Fidelity Advisor Mid Cap Fund
Institutional Class	5.6	4.3
Fidelity Advisor Small Cap Fund
Institutional Class	4.1	4.2
	68.1	70.0
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	8.6	7.6
Fidelity Advisor Overseas Fund
Institutional Class	8.4	7.5
	17.0	15.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	9.9	9.9
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	2.4	2.5
Fidelity Advisor Intermediate Bond
Fund Institutional Class	2.4	2.5
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.2	0.0
	5.0	5.0
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report 66

Fidelity Advisor Freedom 2040 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 85.1%
	Shares	Value (Note 1)
Domestic Equity Funds 68.1%
Fidelity Advisor Dividend Growth Fund
Institutional Class	3,923,946	$ 50,226,515
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	554,402	29,383,301
Fidelity Advisor Equity Income Fund
Institutional Class	1,671,589	49,947,084
Fidelity Advisor Growth & Income Fund
Institutional Class	1,993,266	37,473,410
Fidelity Advisor Large Cap Fund
Institutional Class	2,065,366	37,176,582
Fidelity Advisor Mid Cap Fund
Institutional Class	745,462	19,695,112
Fidelity Advisor Small Cap Fund
Institutional Class	574,334	14,191,794

TOTAL DOMESTIC EQUITY FUNDS		238,093,798
International Equity Funds 17.0%
Fidelity Advisor Diversified International
Fund Institutional Class	1,273,123	29,854,743
Fidelity Advisor Overseas Fund
Institutional Class	1,375,942	29,500,193

TOTAL INTERNATIONAL EQUITY FUNDS		59,354,936

TOTAL EQUITY FUNDS
(Cost $264,001,949)	3,555,889	297,448,734

Fixed Income Funds 14.9%

High Yield Fixed-Income Funds – 9.9%
Fidelity Advisor High Income
Advantage Fund Institutional Class		34,527,678
Investment Grade Fixed Income Funds 5.0%
Fidelity Advisor Government Investment
Fund Institutional Class	868,325	8,457,481
Fidelity Advisor Intermediate Bond Fund
Institutional Class	791,274	8,482,452
Fidelity Advisor Strategic Real Return
Fund Institutional Class	55,974	558,057

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		17,497,990

TOTAL FIXED-INCOME FUNDS
(Cost $51,377,683)		52,025,668
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $315,379,632)		$ 349,474,402

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

67 Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities
	March 31, 2006

Assets
Investment in securities, at value (cost $315,379,632) — See accompanying schedule		$ 349,474,402
Cash		6
Receivable for investments sold		9,500
Receivable for fund shares sold		1,532,115
Total assets		351,016,023

Liabilities
Payable for investments purchased	$ 1,027,751
Payable for fund shares redeemed	513,902
Distribution fees payable	139,763
Other affiliated payables	6,912
Total liabilities		1,688,328

Net Assets		$ 349,327,695
Net Assets consist of:
Paid in capital		$ 308,584,162
Undistributed net investment income		155,872
Accumulated undistributed net realized gain (loss) on investments		6,492,891
Net unrealized appreciation (depreciation) on investments		34,094,770
Net Assets		$ 349,327,695
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($133,817,369 ÷ 9,677,102 shares)		$ 13.83
Maximum offering price per share (100/94.25 of $13.83)		$ 14.67
Class T:
Net Asset Value and redemption price per share ($136,678,653 ÷ 9,909,900 shares)		$ 13.79
Maximum offering price per share (100/96.50 of $13.79)		$ 14.29
Class B:
Net Asset Value and offering price per share ($32,658,207 ÷ 2,383,695 shares)A		$ 13.70
Class C:
Net Asset Value and offering price per share ($38,946,608 ÷ 2,843,691 shares)A		$ 13.70
Institutional Class:
Net Asset Value, offering price and redemption price per share ($7,226,858 ÷ 521,117 shares)		$ 13.87
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying funds		$ 3,482,841

Expenses
Management fee	$ 13,998
Distribution fees	1,240,320
Independent trustees’ compensation	959
Total expenses before reductions	1,255,277
Expense reductions	(4,008)	1,251,269

Net investment income (loss)		2,231,572
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	18,879
Capital gain distributions from underlying funds	7,157,905	7,176,784
Change in net unrealized appreciation (depreciation) on underlying funds		29,421,318
Net gain (loss)		36,598,102
Net increase (decrease) in net assets resulting from operations		$ 38,829,674

See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 2,231,572	$ 1,078,538
Net realized gain (loss)		7,176,784	530,762
Change in net unrealized appreciation (depreciation)		29,421,318	3,286,735
Net increase (decrease) in net assets resulting from operations		38,829,674	4,896,035
Distributions to shareholders from net investment income		(2,075,700)	(1,190,067)
Distributions to shareholders from net realized gain		(1,111,246)	—
Total distributions		(3,186,946)	(1,190,067)
Share transactions - net increase (decrease)		151,023,971	115,613,636
Total increase (decrease) in net assets		186,666,699	119,319,604

Net Assets
Beginning of period		162,660,996	43,341,392
End of period (including undistributed net investment income of $155,872 and undistributed net investment income of
$26,420, respectively)		$ 349,327,695	$ 162,660,996

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.18	.12
Net realized and unrealized gain (loss)	1.84	.39	1.60
Total from investment operations	1.99	.57	1.72
Distributions from net investment income	(.12)	(.16)	(.10)
Distributions from net realized gain	(.07)	—	—
Total distributions	(.19)	(.16)	(.10)
Net asset value, end of period	$ 13.83	$ 12.03	$ 11.62
Total Return B,C,D	16.65%	4.87%	17.19%
Ratios to Average Net Assets F,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.26%	.33%	.33%A
Expenses net of all reductions	.26%	.33%	.33%A
Net investment income (loss)	1.18%	1.50%	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$133,817	$ 51,718	$ 9,666
Portfolio turnover rate	4%	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

69 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.15	.10
Net realized and unrealized gain (loss)	1.83	.38	1.59
Total from investment operations	1.95	.53	1.69
Distributions from net investment income	(.10)	(.13)	(.09)
Distributions from net realized gain	(.06)	—	—
Total distributions	(.16)	(.13)	(.09)
Net asset value, end of period	$ 13.79	$ 12.00	$ 11.60
Total Return B,C,D	16.35%	4.57%	16.93%
Ratios to Average Net Assets F,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.51%	.58%	.58%A
Expenses net of all reductions	.51%	.58%	.58%A
Net investment income (loss)	.93%	1.25%	1.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate	4%	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.09	.06
Net realized and unrealized gain (loss)	1.83	.38	1.60
Total from investment operations	1.88	.47	1.66
Distributions from net investment income	(.06)	(.10)	(.09)
Distributions from net realized gain	(.06)	—	—
Total distributions	(.12)	(.10)	(.09)
Net asset value, end of period	$ 13.70	$ 11.94	$ 11.57
Total Return B,C,D	15.81%	4.04%	16.58%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.43%	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate	4%	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.
Annual Report	70

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.09	.06
Net realized and unrealized gain (loss)	1.83	.38	1.59
Total from investment operations	1.88	.47	1.65
Distributions from net investment income	(.06)	(.10)	(.08)
Distributions from net realized gain	(.06)	—	—
Total distributions	(.12)	(.10)	(.08)
Net asset value, end of period	$ 13.70	$ 11.94	$ 11.57
Total Return B,C,D	15.82%	4.04%	16.53%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.43%	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate	4%	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.18	.21	.13
Net realized and unrealized gain (loss)	1.85	.38	1.60
Total from investment operations	2.03	.59	1.73
Distributions from net investment income	(.14)	(.17)	(.10)
Distributions from net realized gain	(.07)	—	—
Total distributions	(.21)	(.17)	(.10)
Net asset value, end of period	$ 13.87	$ 12.05	$ 11.63
Total Return B,C	16.99%	5.07%	17.34%
Ratios to Average Net Assets E,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	1.43%	1.75%	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate	4%	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

71 Annual Report

Notes to Financial Statements For the period ended March 31, 2006

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund and Advisor Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds invest primarily in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gain distributions from Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

				Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
	Income Tax Purposes	Appreciation	Depreciation	(Depreciation)
Advisor Freedom Income	$ 69,700,308	$ 2,099,665	$ (1,130,204)	$ 969,461
Advisor Freedom 2005	40,887,918	2,510,537	(430,743)	2,079,794
Advisor Freedom 2010	354,761,350	23,151,864	(4,844,121)	18,307,743
Advisor Freedom 2015	330,312,966	22,699,974	(3,138,919)	19,561,055
Advisor Freedom 2020	674,851,445	65,715,328	(5,440,227)	60,275,101
Advisor Freedom 2025	245,036,083	21,565,559	(1,438,952)	20,126,607
Advisor Freedom 2030	390,888,878	43,757,852	(1,566,518)	42,191,334
Advisor Freedom 2035	114,771,413	10,557,946	(396,605)	10,161,341
Advisor Freedom 2040	315,380,054	34,832,513	(738,165)	34,094,348

Annual Report

72

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

			Undistributed
		Undistributed	Long-term
		Ordinary Income	Capital Gain
Advisor Freedom Income		$ 219,609	$ 442,156
Advisor Freedom 2005		162,644	518,830
Advisor Freedom 2010		1,447,647	4,760,938
Advisor Freedom 2015		984,245	4,733,886
Advisor Freedom 2020		1,867,050	13,384,984
Advisor Freedom 2025		443,575	4,477,357
Advisor Freedom 2030		565,464	7,844,928
Advisor Freedom 2035		111,066	2,134,322
Advisor Freedom 2040		356,945	6,292,237

The tax character of distributions paid was as follows:

March 31, 2006
	Ordinary	Long-term
	Income	Capital Gains	Total
Advisor Freedom Income	$ 1,513,067	$ 144,130	$ 1,657,197
Advisor Freedom 2005	621,106	89,791	710,897
Advisor Freedom 2010	5,639,391	775,835	6,415,226
Advisor Freedom 2015	3,990,749	477,777	4,468,526
Advisor Freedom 2020	7,886,283	1,712,913	9,599,196
Advisor Freedom 2025	2,446,690	248,535	2,695,225
Advisor Freedom 2030	3,352,916	826,847	4,179,763
Advisor Freedom 2035	889,584	93,495	983,079
Advisor Freedom 2040	2,735,694	451,252	3,186,946

March 31, 2005
	Ordinary	Long-term
	Income	Capital Gains	Total
Advisor Freedom Income	$ 704,332	$ 35,147	$ 739,479
Advisor Freedom 2005	231,296	3,243	234,539
Advisor Freedom 2010	2,581,854	17,590	2,599,444
Advisor Freedom 2015	1,216,211	6,337	1,222,548
Advisor Freedom 2020	4,439,939	68,080	4,508,019
Advisor Freedom 2025	647,465	1,629	649,094
Advisor Freedom 2030	1,985,403	16,365	2,001,768
Advisor Freedom 2035	330,752	21,694	352,446
Advisor Freedom 2040	1,190,067	—	1,190,067

2. Operating Policies.
Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

73 Annual Report

Notes to Financial Statements continued

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.
	Purchases ($)	Redemptions ($)
Advisor Freedom Income	24,713,712	13,299,690
Advisor Freedom 2005	29,342,440	11,337,422
Advisor Freedom 2010	148,806,647	21,225,849
Advisor Freedom 2015	188,651,266	8,880,461
Advisor Freedom 2020	304,380,004	34,179,267
Advisor Freedom 2025	132,628,269	8,807,768
Advisor Freedom 2030	182,902,917	11,088,376
Advisor Freedom 2035	74,728,399	3,429,443
Advisor Freedom 2040	166,901,729	9,607,568

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related ser vices. As of May 1, 2005, Strategic Advisers contractually agreed to eliminate the .10% management fee. On May 19, 2005, the Board of Trustees ap proved amendments to the management contracts. Under the amended contracts the funds no longer pay management fees.

Prior to May 19, 2005, the funds paid a monthly management fee to Strategic Advisers. The management fee was computed at an annual rate of .10% of the funds’ average net assets. The management fee was reduced by an amount equal to the fees and expenses paid by the funds to the independent Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and admin istrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all ex penses of each fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. The funds do not pay any fees for these services. Effec tive May 19, 2005, FMR no longer received fees for services under the administration agreement.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
Advisor Freedom Income	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 34,548	$ 56
Class T	.25%	.25%	155,124	—
Class B	.75%	.25%	46,860	35,147
Class C	.75%	.25%	143,907	36,856
			$ 380,439	$ 72,059
Advisor Freedom 2005
Class A	0%	.25%	$ 25,895	$ 559
Class T	.25%	.25%	63,139	842
Class B	.75%	.25%	33,541	25,712
Class C	.75%	.25%	64,757	27,171
			$ 187,332	$ 54,284
Advisor Freedom 2010
Class A	0%	.25%	$ 269,607	$ 816
Class T	.25%	.25%	593,381	369
Class B	.75%	.25%	305,776	229,333
Class C	.75%	.25%	328,340	108,873
			$ 1,497,104	$ 339,391
Advisor Freedom 2015
Class A	0%	.25%	$ 204,082	$ 488
Class T	.25%	.25%	448,360	—
Class B	.75%	.25%	263,580	197,685
Class C	.75%	.25%	266,485	134,804
			$ 1,182,507	$ 332,977

Annual Report

74

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan continued
	Distribution	Service	Paid to	Retained
Advisor Freedom 2020	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 503,132	$ 1,026
Class T	.25%	.25%	1,162,864	—
Class B	.75%	.25%	600,717	450,537
Class C	.75%	.25%	499,565	164,969
			$ 2,766,278	$ 616,532
Advisor Freedom 2025
Class A	0%	.25%	$ 221,027	$ 452
Class T	.25%	.25%	293,934	—
Class B	.75%	.25%	204,351	153,263
Class C	.75%	.25%	154,052	65,008
			$ 873,364	$ 218,723
Advisor Freedom 2030
Class A	0%	.25%	$ 263,620	$ 273
Class T	.25%	.25%	670,634	732
Class B	.75%	.25%	349,300	261,976
Class C	.75%	.25%	292,010	91,580
			$ 1,575,564	$ 354,561
Advisor Freedom 2035
Class A	0%	.25%	$ 74,063	$ 329
Class T	.25%	.25%	144,640	—
Class B	.75%	.25%	111,658	83,744
Class C	.75%	.25%	83,016	45,501
			$ 413,377	$ 129,574
Advisor Freedom 2040
Class A	0%	.25%	$ 216,852	$ 149
Class T	.25%	.25%	477,308	—
Class B	.75%	.25%	252,659	189,495
Class C	.75%	.25%	293,501	112,270
			$ 1,240,320	$ 301,914

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
Advisor Freedom Income	by FDC
Class A	$ 19,148
Class T	6,026
Class B*	15,880
Class C*	2,141
$ 43,195
Advisor Freedom 2005
Class A	$ 25,187
Class T	6,041
Class B*	5,814
Class C*	1,760
$ 38,802

75 Annual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates continued

Sales Load continued

Retained
Advisor Freedom 2010	by FDC
Class A	$ 110,780
Class T	28,167
Class B*	88,191
Class C*	6,243
$ 233,381
Advisor Freedom 2015
Class A	$ 169,873
Class T	33,577
Class B*	43,281
Class C*	7,170
$ 253,901
Advisor Freedom 2020
Class A	$ 238,254
Class T	46,834
Class B*	139,225
Class C*	9,106
$ 433,419
Advisor Freedom 2025
Class A	$ 145,000
Class T	22,639
Class B*	53,085
Class C*	4,097
$ 224,821
Advisor Freedom 2030
Class A	$ 139,670
Class T	29,995
Class B*	90,562
Class C*	5,622
$ 265,849
Advisor Freedom 2035
Class A	$ 77,413
Class T	12,495
Class B*	28,435
Class C*	2,020
$ 120,363
Advisor Freedom 2040
Class A	$ 128,065
Class T	20,786
Class B*	65,798
Class C*	6,512
$ 221,161

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

76

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable fund were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Advisor Freedom Income
Class A	.33% - .25%*	$ 243
Class T	.58% - .50%*	617
Class B	1.08% - 1.00%*	89
Class C	1.08% - 1.00%*	300
Institutional Class	.08% - .00%*	14
Advisor Freedom 2005
Class A	.33% - .25%*	156
Class T	.58% - .50%*	184
Class B	1.08% - 1.00%*	56
Class C	1.08% - 1.00%*	116
Institutional Class	.08% - .00%*	15
Advisor Freedom 2010
Class A	.33% - .25%*	1,803
Class T	.58% - .50%*	2,047
Class B	1.08% - 1.00%*	580
Class C	1.08% - 1.00%*	608
Institutional Class	.08% - .00%*	130
Advisor Freedom 2015
Class A	.33% - .25%*	1,146
Class T	.58% - .50%*	1,372
Class B	1.08% - 1.00%*	443
Class C	1.08% - 1.00%*	449
Institutional Class	.08% - .00%*	288
Advisor Freedom 2020
Class A	.33% - .25%*	3,180
Class T	.58% - .50%*	3,941
Class B	1.08% - 1.00%*	1,073
Class C	1.08% - 1.00%*	887
Institutional Class	.08% - .00%*	268
Advisor Freedom 2025
Class A	.33% - .25%*	1,364
Class T	.58% - .50%*	887
Class B	1.08% - 1.00%*	323
Class C	1.08% - 1.00%*	246
Institutional Class	.08% - .00%*	51
Advisor Freedom 2030
Class A	.33% - .25%*	1,605
Class T	.58% - .50%*	2,251
Class B	1.08% - 1.00%*	618
Class C	1.08% - 1.00%*	496
Institutional Class	.08% - .00%*	164

77 Annual Report

Notes to Financial Statements continued

5. Expense Reductions - continued

	Expense	Reimbursement
	Limitations	from adviser
Advisor Freedom 2035
Class A	.33% - .25%*	397
Class T	.58% - .50%*	405
Class B	1.08% - 1.00%*	162
Class C	1.08% - 1.00%*	131
Institutional Class	.08% - .00%*	13
Advisor Freedom 2040
Class A	.33% - .25%*	1,278
Class T	.58% - .50%*	1,549
Class B	1.08% - 1.00%*	427
Class C	1.08% - 1.00%*	504
Institutional Class	.08% - .00%*	96
* Expense limitation in effect at period end.

In addition, through arrangements with each applicable fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s management fee. During the period, these credits reduced management fee by the following amounts:

Advisor Freedom Income	$ 3
Advisor Freedom 2005	4
Advisor Freedom 2010	81
Advisor Freedom 2015	13
Advisor Freedom 2020	267
Advisor Freedom 2025	4
Advisor Freedom 2030	190
Advisor Freedom 2035	17
Advisor Freedom 2040	154

6. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund’s net assets. The funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held

Fidelity Advisor Large Cap Fund	25%
Fidelity Advisor Government Investment Fund	28%

Annual Report

78

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Years ended March 31,
	2006	2005
Advisor Freedom Income
From net investment income
Class A	$ 360,423	$ 156,915
Class T	716,147	358,648
Class B	85,800	44,872
Class C	263,465	134,067
Institutional Class	29,580	10,148
Total	$ 1,455,415	$ 704,650
From net realized gain
Class A	$ 35,475	$ 5,263
Class T	101,688	15,048
Class B	15,014	3,971
Class C	47,334	10,183
Institutional Class	2,271	364
Total	$ 201,782	$ 34,829
Advisor Freedom 2005
From net investment income
Class A	$ 206,518	$ 72,744
Class T	208,572	71,074
Class B	38,357	23,488
Class C	78,865	54,062
Institutional Class	27,052	9,928
Total	$ 559,364	$ 231,296
From net realized gain
Class A	$ 40,250	$ 817
Class T	62,014	951
Class B	14,837	646
Class C	29,953	641
Institutional Class	4,479	188
Total	$ 151,533	$ 3,243
Advisor Freedom 2010
From net investment income
Class A	$ 2,171,009	$ 896,266
Class T	2,009,465	1,070,938
Class B	367,156	244,225
Class C	407,816	262,890
Institutional Class	180,656	104,924
Total	$ 5,136,102	$ 2,579,243
From net realized gain
Class A	$ 441,149	$ 6,722
Class T	514,332	7,134
Class B	144,772	3,175
Class C	147,544	2,556
Institutional Class	31,327	614
Total	$ 1,279,124	$ 20,201

79 Annual Report

Notes to Financial Statements continued

7. Distributions to Shareholders - continued
	Years ended March 31,
	2006	2005
Advisor Freedom 2015
From net investment income
Class A	$ 1,356,176	$ 362,175
Class T	1,245,899	450,450
Class B	232,461	125,071
Class C	245,384	117,958
Institutional Class	257,756	160,357
Total	$ 3,337,676	$ 1,216,011
From net realized gain
Class A	$ 361,841	$ 1,578
Class T	431,884	1,718
Class B	129,149	1,172
Class C	130,303	898
Institutional Class	77,673	1,171
Total	$ 1,130,850	$ 6,537
Advisor Freedom 2020
From net investment income
Class A	$ 2,883,663	$ 1,730,029
Class T	2,628,309	1,789,888
Class B	420,463	435,029
Class C	364,285	327,289
Institutional Class	243,104	157,704
Total	$ 6,539,824	$ 4,439,939
From net realized gain
Class A	$ 1,061,003	$ 27,378
Class T	1,308,678	23,535
Class B	326,977	9,581
Class C	276,300	6,642
Institutional Class	86,414	944
Total	$ 3,059,372	$ 68,080
Advisor Freedom 2025
From net investment income
Class A	$ 1,121,310	$ 224,481
Class T	596,908	274,089
Class B	141,241	77,176
Class C	106,449	61,009
Institutional Class	40,310	10,710
Total	$ 2,006,218	$ 647,465
From net realized gain
Class A	$ 347,287	$ 430
Class T	210,648	395
Class B	67,889	443
Class C	51,620	333
Institutional Class	11,563	28
Total	$ 689,007	$ 1,629

Annual Report

80

7. Distributions to Shareholders - continued
	Years ended March 31,
	2006	2005
Advisor Freedom 2030
From net investment income
Class A	$ 1,047,937	$ 638,944
Class T	974,321	938,314
Class B	133,986	178,105
Class C	126,130	146,090
Institutional Class	94,967	83,950
Total	$ 2,377,341	$ 1,985,403
From net realized gain
Class A	$ 622,840	$ 5,495
Class T	768,934	5,920
Class B	191,018	2,610
Class C	157,380	1,897
Institutional Class	62,250	443
Total	$ 1,802,422	$ 16,365
Advisor Freedom 2035
From net investment income
Class A	$ 336,621	$ 138,492
Class T	271,292	124,168
Class B	62,536	48,334
Class C	46,277	34,996
Institutional Class	16,641	5,668
Total	$ 733,367	$ 351,658
From net realized gain
Class A	$ 92,405	$ 272
Class T	90,299	213
Class B	36,328	175
Class C	27,177	105
Institutional Class	3,503	23
Total	$ 249,712	$ 788
Advisor Freedom 2040
From net investment income
Class A	$ 950,126	$ 357,270
Class T	792,429	516,094
Class B	121,700	124,906
Class C	148,642	140,661
Institutional Class	62,803	51,136
Total	$ 2,075,700	$ 1,190,067
From net realized gain
Class A	$ 407,878	$ —
Class T	422,998	—
Class B	116,257	—
Class C	134,587	—
Institutional Class	29,526	—
Total	$ 1,111,246	$ —

81 Annual Report

Notes to Financial Statements continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2006	2005	2006	2005
Advisor Freedom Income
Class A
Shares sold	1,248,334	728,210	$ 13,023,137	$ 7,481,125
Reinvestment of distributions	34,742	13,977	361,381	144,254
Shares redeemed	(504,418)	(241,418)	(5,262,926)	(2,487,639)
Net increase (decrease)	778,658	500,769	$ 8,121,592	$ 5,137,740
Class T
Shares sold	1,413,853	2,252,617	$ 14,717,233	$ 23,261,446
Reinvestment of distributions	74,755	34,674	776,259	358,020
Shares redeemed	(1,217,170)	868,775)	(12,681,876)	(8,962,920)
Net increase (decrease)	271,438	1,418,516	$ 2,811,616	$ 14,656,546
Class B
Shares sold	151,645	202,570	$ 1,576,981	$ 2,078,692
Reinvestment of distributions	8,915	4,403	92,494	45,378
Shares redeemed	(129,511)	(125,605)	(1,343,127)	(1,287,886)
Net increase (decrease)	31,049	81,368	$ 326,348	$ 836,184
Class C
Shares sold	424,993	888,712	$ 4,420,146	$ 9,098,996
Reinvestment of distributions	22,295	10,052	231,247	103,577
Shares redeemed	(514,989)	(419,464)	(5,366,087)	(4,313,437)
Net increase (decrease)	(67,701)	479,300	$ (714,694)	$ 4,889,136
Institutional Class
Shares sold	110,433	42,061	$ 1,154,968	$ 432,907
Reinvestment of distributions	2,279	760	23,731	7,846
Shares redeemed	(65,692)	(16,642)	(691,013)	(170,939)
Net increase (decrease)	47,020	26,179	$ 487,686	$ 269,814
Advisor Freedom 2005
Class A
Shares sold	1,045,087	585,329	$ 11,488,136	$ 6,132,477
Reinvestment of distributions	20,715	6,487	227,182	69,326
Shares redeemed	(201,347)	(159,401)	(2,219,234)	(1,685,117)
Net increase (decrease)	864,455	432,415	$ 9,496,084	$ 4,516,686
Class T
Shares sold	1,419,295	772,833	$ 15,260,795	$ 8,098,797
Reinvestment of distributions	24,717	6,710	269,302	71,635
Shares redeemed	(970,234)	(218,069)	(10,565,587)	(2,293,607)
Net increase (decrease)	473,778	561,474	$ 4,964,510	$ 5,876,825
Class B
Shares sold	122,820	192,162	$ 1,330,376	$ 2,010,191
Reinvestment of distributions	4,304	1,998	46,985	21,257
Shares redeemed	(48,057)	(48,192)	(526,073)	(503,088)
Net increase (decrease)	79,067	145,968	$ 851,288	$ 1,528,360
Class C
Shares sold	316,798	478,945	$ 3,462,176	$ 4,977,613
Reinvestment of distributions	8,537	4,388	93,176	46,808
Shares redeemed	(185,035)	(48,603)	(2,016,625)	(512,104)
Net increase (decrease)	140,300	434,730	$ 1,538,727	$ 4,512,317
Institutional Class
Shares sold	89,143	34,319	$ 967,402	$ 360,945
Reinvestment of distributions	2,817	860	31,000	9,166
Shares redeemed	(32,274)	(11,601)	(357,310)	(125,056)
Net increase (decrease)	59,686	23,578	$ 641,092	$ 245,055

Annual Report

82

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2006	2005	2006	2005
Advisor Freedom 2010
Class A
Shares sold	7,739,808	4,608,995	$ 88,298,046	$ 50,250,054
Reinvestment of distributions	223,520	78,688	2,536,606	872,410
Shares redeemed	(2,250,375)	(950,972)	(25,763,889)	(10,395,541)
Net increase (decrease)	5,712,953	3,736,711	$ 65,070,763	$ 40,726,923
Class T
Shares sold	7,216,617	7,487,847	$ 81,687,336	$ 81,779,426
Reinvestment of distributions	222,039	96,564	2,509,373	1,069,348
Shares redeemed	(3,900,266)	(1,698,806)	(44,179,760)	(18,462,716)
Net increase (decrease)	3,538,390	5,885,605	$ 40,016,949	$ 64,386,058
Class B
Shares sold	834,087	1,378,429	$ 9,388,818	$ 14,897,988
Reinvestment of distributions	40,955	20,499	460,771	226,286
Shares redeemed	(499,400)	(292,158)	(5,655,011)	(3,159,106)
Net increase (decrease)	375,642	1,106,770	$ 4,194,578	$ 11,965,168
Class C
Shares sold	1,335,196	1,743,474	$ 15,082,752	$ 18,868,200
Reinvestment of distributions	43,770	20,727	492,426	228,983
Shares redeemed	(585,637)	(295,172)	(6,617,347)	(3,194,192)
Net increase (decrease)	793,329	1,469,029	$ 8,957,831	$ 15,902,991
Institutional Class
Shares sold	700,184	496,890	$ 8,032,090	$ 5,380,233
Reinvestment of distributions	14,123	6,067	160,978	67,159
Shares redeemed	(282,482)	(155,576)	(3,270,359)	(1,710,806)
Net increase (decrease)	431,825	347,381	$ 4,922,709	$ 3,736,586
Advisor Freedom 2015
Class A
Shares sold	7,755,416	4,003,451	$ 87,784,785	$ 42,707,661
Reinvestment of distributions	148,528	31,923	1,681,279	349,281
Shares redeemed	(1,248,688)	(307,000)	(14,243,836)	(3,266,298)
Net increase (decrease)	6,655,256	3,728,374	$ 75,222,228	$ 39,790,644
Class T
Shares sold	7,331,499	5,141,514	$ 82,443,787	$ 54,603,890
Reinvestment of distributions	146,891	40,873	1,655,344	446,960
Shares redeemed	(2,069,563)	(458,057)	(23,392,515)	(4,861,368)
Net increase (decrease)	5,408,827	4,724,330	$ 60,706,616	$ 50,189,482
Class B
Shares sold	1,320,734	1,449,464	$ 14,714,003	$ 15,307,338
Reinvestment of distributions	29,554	10,737	331,712	117,212
Shares redeemed	(246,964)	(109,668)	(2,776,985)	(1,158,377)
Net increase(decrease)	1,103,324	1,350,533	$ 12,268,730	$ 14,266,173
Class C
Shares sold	1,634,319	1,505,221	$ 18,295,083	$ 15,938,225
Reinvestment of distributions	29,172	8,911	327,542	97,350
Shares redeemed	(398,401)	(90,162)	(4,467,845)	(956,104)
Net increase (decrease)	1,265,090	1,423,970	$ 14,154,780	$ 15,079,471
Institutional Class
Shares sold	1,374,943	1,325,729	$ 15,910,190	$ 14,281,479
Reinvestment of distributions	27,882	14,118	315,005	154,581
Shares redeemed	(330,682)	(176,462)	(3,761,478)	(1,867,613)
Net increase (decrease)	1,072,143	1,163,385	$ 12,463,717	$ 12,568,447

83 Annual Report

Notes to Financial Statements continued

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2006	2005	2006	2005
Advisor Freedom 2020
Class A
Shares sold	14,590,446	6,713,038	$ 177,880,434	$ 76,292,402
Reinvestment of distributions	318,258	146,966	3,855,895	1,714,049
Shares redeemed	(4,501,371)	(1,527,689)	(55,311,034)	(17,327,477)
Net increase (decrease)	10,407,333	5,332,315	$ 126,425,295	$ 60,678,974
Class T
Shares sold	13,438,162	12,699,220	$ 162,737,119	$ 143,541,530
Reinvestment of distributions	323,423	153,474	3,903,406	1,793,543
Shares redeemed	(6,053,700)	(2,089,785)	(73,680,929)	(23,854,402)
Net increase (decrease)	7,707,885	10,762,909	$ 92,959,596	$ 121,480,671
Class B
Shares sold	1,799,544	2,516,778	$ 21,593,687	$ 28,294,743
Reinvestment of distributions	59,314	36,057	711,860	420,877
Shares redeemed	(589,847)	(314,860)	(7,123,757)	(3,560,956)
Net increase (decrease)	1,269,011	2,237,975	$ 15,181,790	$ 25,154,664
Class C
Shares sold	2,110,159	2,324,713	$ 25,285,625	$ 26,225,111
Reinvestment of distributions	47,015	24,834	564,041	289,805
Shares redeemed	(773,044)	(332,947)	(9,282,747)	(3,727,954)
Net increase (decrease)	1,384,130	2,016,600	$ 16,566,919	$ 22,786,962
Institutional Class
Shares sold	845,222	926,868	$ 10,376,829	$ 10,370,986
Reinvestment of distributions	22,706	10,712	275,559	125,784
Shares redeemed	(254,821)	(107,358)	(3,125,257)	(1,238,107)
Net increase (decrease)	613,107	830,222	$ 7,527,131	$ 9,258,663
Advisor Freedom 2025
Class A
Shares sold	6,210,144	5,276,780	$ 72,280,640	$ 57,517,460
Reinvestment of distributions	124,720	19,938	1,454,965	222,747
Shares redeemed	(1,339,389)	(94,969)	(15,549,227)	(1,026,036)
Net increase(decrease)	4,995,475	5,201,749	$ 58,186,378	$ 56,714,171
Class T
Shares sold	4,779,347	3,762,442	$ 55,329,806	$ 40,548,861
Reinvestment of distributions	68,757	24,426	804,360	273,522
Shares redeemed	(1,422,431)	(656,224)	(16,584,794)	(7,186,110)
Net increase (decrease)	3,425,673	3,130,644	$ 39,549,372	$ 33,636,273
Class B
Shares sold	1,133,308	1,071,244	$ 12,946,544	$ 11,424,918
Reinvestment of distributions	17,249	6,592	200,192	73,482
Shares redeemed	(169,943)	(108,115)	(1,979,347)	(1,143,060)
Net increase (decrease)	980,614	969,721	$ 11,167,389	$ 10,355,340
Class C
Shares sold	835,184	854,961	$ 9,579,811	$ 9,116,240
Reinvestment of distributions	11,884	4,495	137,922	50,136
Shares redeemed	(185,560)	(64,614)	(2,143,096)	(685,152)
Net increase (decrease)	661,508	794,842	$ 7,574,637	$ 8,481,224
Institutional Class
Shares sold	395,871	190,349	$ 4,647,168	$ 2,059,061
Reinvestment of distributions	4,061	854	47,460	9,558
Shares redeemed	(157,588)	(37,209)	(1,829,481)	(408,139)
Net increase (decrease)	242,344	153,994	$ 2,865,147	$ 1,660,480

Annual Report

84

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2006	2005	2006	2005
Advisor Freedom 2030
Class A
Shares sold	7,622,210	3,725,720	$ 95,830,636	$ 43,285,155
Reinvestment of distributions	131,003	52,499	1,642,629	630,708
Shares redeemed	(1,657,097)	(653,805)	(20,896,249)	(7,592,923)
Net increase (decrease)	6,096,116	3,124,414	$ 76,577,016	$ 36,322,940
Class T
Shares sold	8,271,712	7,556,712	$ 103,937,897	$ 87,295,265
Reinvestment of distributions	138,114	76,945	1,718,369	924,403
Shares redeemed	(3,379,705)	(1,335,355)	(42,137,889)	(15,591,463)
Net increase (decrease)	5,030,121	6,298,302	$ 63,518,377	$ 72,628,205
Class B
Shares sold	1,157,095	1,441,453	$ 14,320,376	$ 16,551,682
Reinvestment of distributions	25,279	14,367	311,100	172,589
Shares redeemed	(314,426)	(169,554)	(3,917,552)	(1,953,216)
Net increase (decrease)	867,948	1,286,266	$ 10,713,924	$ 14,771,055
Class C
Shares sold	1,235,865	1,214,477	$ 15,380,567	$ 13,923,553
Reinvestment of distributions	20,600	10,905	254,461	131,015
Shares redeemed	(314,678)	(179,159)	(3,929,603)	(2,091,102)
Net increase (decrease)	941,787	1,046,223	$ 11,705,425	$ 11,963,466
Institutional Class
Shares sold	327,266	648,019	$ 4,137,340	$ 7,437,369
Reinvestment of distributions	9,043	4,103	113,199	49,211
Shares redeemed	(190,476)	(79,362)	(2,392,711)	(930,147)
Net increase (decrease)	145,833	572,760	$ 1,857,828	$ 6,556,433
Advisor Freedom 2035
Class A
Shares sold	2,810,083	1,306,403	$ 33,259,729	$ 14,223,336
Reinvestment of distributions	34,961	12,002	418,335	135,434
Shares redeemed	(291,205)	(112,316)	(3,451,031)	(1,200,215)
Net increase (decrease)	2,553,839	1,206,089	$ 30,227,033	$ 13,158,555
Class T
Shares sold	2,779,197	1,582,067	$ 32,690,026	$ 17,237,692
Reinvestment of distributions	30,222	10,972	359,343	123,545
Shares redeemed	(700,210)	(199,783)	(8,256,703)	(2,193,255)
Net increase (decrease)	2,109,209	1,393,256	$ 24,792,666	$ 15,167,982
Class B
Shares sold	677,778	567,399	$ 7,827,768	$ 6,107,462
Reinvestment of distributions	8,197	4,279	96,381	48,075
Shares redeemed	(92,314)	(46,723)	(1,090,117)	(510,531)
Net increase (decrease)	593,661	524,955	$ 6,834,032	$ 5,645,006
Class C
Shares sold	594,915	394,064	$ 6,913,576	$ 4,222,523
Reinvestment of distributions	5,735	2,802	67,452	31,509
Shares redeemed	(106,161)	(16,996)	(1,246,975)	(184,466)
Net increase (decrease)	494,489	379,870	$ 5,734,053	$ 4,069,566
Institutional Class
Shares sold	153,700	23,012	$ 1,815,954	$ 248,080
Reinvestment of distributions	1,611	480	19,381	5,406
Shares redeemed	(23,805)	(1,465)	(285,436)	(15,843)
Net increase (decrease)	131,506	22,027	$ 1,549,899	$ 237,643

85 Annual Report

Notes to Financial Statements continued

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2006	2005	2006	2005
Advisor Freedom 2040
Class A
Shares sold	6,594,125	3,857,042	$ 84,779,212	$ 45,930,304
Reinvestment of distributions	103,322	28,564	1,336,258	350,714
Shares redeemed	(1,319,831)	(417,971)	(17,027,651)	(4,959,405)
Net increase (decrease)	5,377,616	3,467,635	$ 69,087,819	$ 41,321,613
Class T
Shares sold	6,934,246	4,878,040	$ 88,873,959	$ 57,327,142
Reinvestment of distributions	94,278	41,907	1,212,995	514,396
Shares redeemed	(2,629,297)	(1,063,534)	(33,492,621)	(12,602,134)
Net increase (decrease)	4,399,227	3,856,413	$ 56,594,333	$ 45,239,404
Class B
Shares sold	1,066,326	1,020,115	$ 13,457,885	$ 11,904,851
Reinvestment of distributions	18,114	9,751	229,826	119,452
Shares redeemed	(252,957)	(102,560)	(3,223,373)	(1,209,741)
Net increase (decrease)	831,483	927,306	$ 10,464,338	$ 10,814,562
Class C
Shares sold	1,277,719	1,473,064	$ 16,223,875	$ 17,144,955
Reinvestment of distributions	20,564	10,547	261,225	129,196
Shares redeemed	(279,598)	(259,960)	(3,548,799)	(3,017,274)
Net increase (decrease)	1,018,685	1,223,651	$ 12,936,301	$ 14,256,877
Institutional Class
Shares sold	291,937	384,780	$ 3,766,408	$ 4,445,168
Reinvestment of distributions	5,062	2,257	65,359	27,746
Shares redeemed	(147,050)	(41,149)	(1,890,587)	(491,734)
Net increase (decrease)	149,949	345,888	$ 1,941,180	$ 3,981,180

Annual Report

86

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods pre sented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circum stances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state ments, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund as of March 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the respective stated periods ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP Boston, Massachusetts May 16, 2006

87 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund’s activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund’s performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 330 funds advised by FMR or an affiliate. Mr. McCoy oversees 332 funds advised by FMR or an affiliate. Mr. Gamper oversees 262 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

88

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

89 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate) and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the Uni versity of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

90

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, Presi dent, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Boyce I. Greer (50)

Year of Election or Appointment: 2005 or 2006

Vice President of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Greer also serves as Vice President of certain Equity Funds (2005 present), certain Asset Allocation Funds (2005 present), and a Trustee of other investment companies advised by FMR (2003 present). He is an Executive Vice President of FMR (2005 present) and FMR Co., Inc. (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), and Executive Vice President (2000 2002) and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR

(1997 2002), and Vice President of FIMM (1998 2002).

Ren Y. Cheng (49)

Year of Election or Appointment: 2003 or 2006

Vice President of Advisor Freedom Income (2003 present), Advisor Freedom 2005 (2003 present), Advisor Freedom 2010 (2003 present), Advisor Freedom 2015 (2003 present), Advisor Freedom 2020 (2003 present), Advisor Freedom 2025 (2003 present), Advisor Freedom 2030 (2003 present), Advisor Freedom 2035 (2003 present), Advisor Freedom 2040 (2003 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers Inc., including the Fidelity Freedom Funds®. Prior to assuming his current responsibilities, Mr. Cheng worked as a portfolio manager. Mr. Cheng also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Eric D. Roiter (57)

Year of Election or Appointment: 2003 or 2006

Secretary of Advisor Freedom Income (2003 present), Advisor Freedom 2005 (2003 present), Advisor Freedom 2010 (2003 present), Advisor Freedom 2015 (2003 present), Advisor Freedom 2020 (2003 present), Advisor Freedom 2025 (2003 present), Advisor Freedom 2030 (2003 present), Advisor Freedom 2035 (2003 present), Advisor Freedom 2040 (2003 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

91 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003 or 2006

Assistant Secretary of Advisor Freedom Income (2003 present), Advisor Freedom 2005 (2003 present), Advisor Freedom 2010 (2003 present), Advisor Freedom 2015 (2003 present), Advisor Freedom 2020 (2003 present), Advisor Freedom 2025 (2003 present), Advisor Freedom 2030 (2003 present), Advisor Freedom 2035 (2003 present), Advisor Freedom 2040 (2003 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004 or 2006

President and Treasurer of Advisor Freedom Income (2004 present), Advisor Freedom 2005 (2004 present), Advisor Freedom 2010 (2004 present), Advisor Freedom 2015 (2004 present), Advisor Freedom 2020 (2004 present), Advisor Freedom 2025 (2004 present), Advisor Freedom 2030 (2004 present), Advisor Freedom 2035 (2004 present), Advisor Freedom 2040 (2004 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005 or 2006

Chief Financial Officer of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004 or 2006

Chief Compliance Officer of Advisor Freedom Income (2004 present), Advisor Freedom 2005 (2004 present), Advisor Freedom 2010 (2004 present), Advisor Freedom 2015 (2004 present), Advisor Freedom 2020 (2004 present), Advisor Freedom 2025 (2004 present), Advisor Freedom 2030 (2004 present), Advisor Freedom 2035 (2004 present), Advisor Freedom 2040 (2004 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Annual Report

92

Name, Age; Principal Occupation Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004 or 2006

Deputy Treasurer ofAdvisor Freedom Income (2004 present), Advisor Freedom 2005 (2004 present), Advisor Freedom 2010 (2004 present), Advisor Freedom 2015 (2004 present), Advisor Freedom 2020 (2004 present), Advisor Freedom 2025 (2004 present), Advisor Freedom 2030 (2004 present), Advisor Freedom 2035 (2004 present), Advisor Freedom 2040 (2004 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Invest ments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2003 or 2006

Assistant Treasurer of Advisor Freedom Income (2003 present), Advisor Freedom 2005 (2003 present), Advisor Freedom 2010 (2003 present), Advisor Freedom 2015 (2003 present), Advisor Freedom 2020 (2003 present), Advisor Freedom 2025 (2003 present), Advisor Freedom 2030 (2003 present), Advisor Freedom 2035 (2003 present), Advisor Freedom 2040 (2003 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004 or 2006

Assistant Treasurer of Advisor Freedom Income (2004 present), Advisor Freedom 2005 (2004 present), Advisor Freedom 2010 (2004 present), Advisor Freedom 2015 (2004 present), Advisor Freedom 2020 (2004 present), Advisor Freedom 2025 (2004 present), Advisor Freedom 2030 (2004 present), Advisor Freedom 2035 (2004 present), Advisor Freedom 2040 (2004 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2003 or 2006

Assistant Treasurer of Advisor Freedom Income (2003 present), Advisor Freedom 2005 (2003 present), Advisor Freedom 2010 (2003 present), Advisor Freedom 2015 (2003 present), Advisor Freedom 2020 (2003 present), Advisor Freedom 2025 (2003 present), Advisor Freedom 2030 (2003 present), Advisor Freedom 2035 (2003 present), Advisor Freedom 2040 (2003 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

93 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

94

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Advisor Freedom Income	Pay Date	Record Date	Dividends	Capital Gains
Class A	5/08/06	5/05/06	$.026	$.070
Class T	5/08/06	5/05/06	$.024	$.070
Class B	5/08/06	5/05/06	$.019	$.070
Class C	5/08/06	5/05/06	$.019	$.070
Advisor Freedom 2005	Pay Date	Record Date	Dividends	Capital Gains
Class A	5/08/06	5/05/06	$.044	$.140
Class T	5/08/06	5/05/06	$.037	$.140
Class B	5/08/06	5/05/06	$.023	$.140
Class C	5/08/06	5/05/06	$.023	$.140
Advisor Freedom 2010	Pay Date	Record Date	Dividends	Capital Gains
Class A	5/08/06	5/05/06	$.045	$.160
Class T	5/08/06	5/05/06	$.038	$.160
Class B	5/08/06	5/05/06	$.023	$.160
Class C	5/08/06	5/05/06	$.024	$.160
Advisor Freedom 2015	Pay Date	Record Date	Dividends	Capital Gains
Class A	5/08/06	5/05/06	$.035	$.155
Class T	5/08/06	5/05/06	$.028	$.155
Class B	5/08/06	5/05/06	$.014	$.155
Class C	5/08/06	5/05/06	$.015	$.155
Advisor Freedom 2020	Pay Date	Record Date	Dividends	Capital Gains
Class A	5/08/06	5/05/06	$.029	$.235
Class T	5/08/06	5/05/06	$.021	$.235
Class B	5/08/06	5/05/06	$.006	$.235
Class C	5/08/06	5/05/06	$.007	$.235
Advisor Freedom 2025	Pay Date	Record Date	Dividends	Capital Gains
Class A	5/15/06	5/12/06	$.018	$.203
Class T	5/15/06	5/12/06	$.011	$.203
Class B	5/15/06	5/12/06	__	$.199
Class C	5/15/06	5/12/06	__	$.200
Advisor Freedom 2030	Pay Date	Record Date	Dividends	Capital Gains
Class A	5/15/06	5/12/06	$.024	$.230
Class T	5/15/06	5/12/06	$.016	$.230
Class B	5/15/06	5/12/06	$.001	$.230
Class C	5/15/06	5/12/06	$.002	$.230
Advisor Freedom 2035	Pay Date	Record Date	Dividends	Capital Gains
Class A	5/15/06	5/12/06	__	$.217
Class T	5/15/06	5/12/06	__	$.210
Class B	5/15/06	5/12/06	__	$.200
Class C	5/15/06	5/12/06	__	$.200
Advisor Freedom 2040	Pay Date	Record Date	Dividends	Capital Gains
Class A	5/15/06	5/12/06	$.011	$.245
Class T	5/15/06	5/12/06	$.003	$.245
Class B	5/15/06	5/12/06	__	$.235
Class C	5/15/06	5/12/06	__	$.235

95 Annual Report

Distributions - continued

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2006, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Advisor Freedom Income	454,893
Advisor Freedom 2005	562,544
Advisor Freedom 2010	4,792,513
Advisor Freedom 2015	4,761,838
Advisor Freedom 2020	13,533,685
Advisor Freedom 2025	4,482,425
Advisor Freedom 2030	7,869,781
Advisor Freedom 2035	2,151,852
Advisor Freedom 2040	6,342,520

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

	Class A	Class T	Class B	Class C
Advisor Freedom Income	18.12%	18.12%	18.12%	18.12%
Advisor Freedom 2005	14.61%	14.61%	14.61%	14.61%
Advisor Freedom 2010	14.87%	14.87%	14.87%	14.87%
Advisor Freedom 2015	10.86%	10.86%	10.86%	10.86%
Advisor Freedom 2020	8.26%	8.26%	8.26%	8.26%
Advisor Freedom 2025	6.50%	6.50%	6.50%	6.50%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends received deduction for corporate shareholders:

Fund	Class A	Class T	Class B	Class C

Advisor Freedom Income
April 2005	4%	5%	7%	7%
May 2005	5%	5%	7%	7%
June 2005	5%	5%	7%	7%
July 2005	5%	5%	6%	7%
August 2005	5%	5%	7%	7%
September 2005	5%	5%	7%	7%
October 2005	5%	5%	7%	7%
November 2005	5%	5%	6%	6%
December 2005 (ex date 12/02)	5%	5%	7%	6%
December 2005 (ex date 12/29)	5%	5%	6%	6%
February 2006	1%	1%	1%	1%
March 2006	1%	1%	1%	1%

Advisor Freedom 2005
May 2005	8%	8%	20%	20%
December 2005	11%	12%	16%	15%

Advisor Freedom 2010
May 2005	8%	9%	14%	14%
December 2005	12%	13%	17%	17%

Advisor Freedom 2015
May 2005	12%	15%	31%	31%
December 2005	15%	17%	23%	23%

Annual Report

96

Fund	Class A	Class T	Class B	Class C

Advisor Freedom 2020
May 2005	20%	27%	100%	81%
December 2005	21%	24%	34%	33%

Advisor Freedom 2025
May 2005	29%	69%	—	—
December 2005	23%	27%	37%	37%

Advisor Freedom 2030
May 2005	57%	100%	—	—
December 2005	29%	35%	55%	52%

Advisor Freedom 2035
May 2005	—	—	—	—
December 2005	28%	32%	48%	48%

Advisor Freedom 2040
May 2005	91%	—	—	—
December 2005	27%	32%	48%	47%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fund	Class A	Class T	Class B	Class C

Advisor Freedom Income
April 2005	—	—	—	—
May 2005	5%	6%	8%	8%
June 2005	6%	7%	8%	8%
July 2005	6%	7%	8%	9%
August 2005	6%	7%	8%	8%
September 2005	6%	7%	8%	8%
October 2005	6%	7%	9%	9%
November 2005	6%	7%	8%	8%
December 2005 (ex date 12/02)	6%	7%	8%	8%
December 2005 (ex date 12/29)	7%	7%	8%	8%
February 2006	1%	1%	1%	1%
March 2006	1%	1%	1%	1%

Advisor Freedom 2005
May 2005	8%	8%	20%	20%
December 2005	16%	18%	23%	22%

Advisor Freedom 2010
May 2005	8%	10%	15%	15%
December 2005	17%	19%	25%	24%

Advisor Freedom 2015
May 2005	13%	16%	32%	32%
December 2005	25%	28%	38%	37%

Advisor Freedom 2020
May 2005	21%	28%	100%	83%
December 2005	32%	37%	52%	51%

97 Annual Report

Distributions - continued

Fund	Class A	Class T	Class B	Class C

Advisor Freedom 2025
May 2005	31%	72%	—	—
December 2005	36%	41%	57%	57%

Advisor Freedom 2030
May 2005	63%	100%	—	—
December 2005	45%	54%	84%	80%

Advisor Freedom 2035
May 2005	—	—	—	—
December 2005	45%	52%	77%	77%

Advisor Freedom 2040
May 2005	96%	—	—	—
December 2005	45%	53%	78%	76%

Fidelity Advisor Income designates $1,570,562 of distributions paid during the fiscal year ended March 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The funds will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

98

Proxy Voting Results

A special meeting of the funds’ shareholders was held on May 11, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	14,239,751,820.01	94.148
Withheld	885,124,580.88	5.852
TOTAL	15,124,876,400.89	100.000
Dennis J. Dirks
Affirmative	14,214,711,536.39	93.982
Withheld	910,164,864.50	6.018
TOTAL	15,124,876,400.89	100.000
Robert M. Gates
Affirmative	14,201,606,421.24	93.896
Withheld	923,269,979.65	6.104
TOTAL	15,124,876,400.89	100.000
George H. Heilmeier
Affirmative	14,204,274,887.85	93.913
Withheld	920,601,513.04	6.087
TOTAL	15,124,876,400.89	100.000
Abigail P. Johnson
Affirmative	14,182,349,317.20	93.768
Withheld	942,527,083.69	6.232
TOTAL	15,124,876,400.89	100.000
Edward C. Johnson 3d
Affirmative	14,170,946,355.46	93.693
Withheld	953,930,045.43	6.307
TOTAL	15,124,876,400.89	100.000
Marie L. Knowles
Affirmative	14,215,316,094.83	93.986
Withheld	909,560,306.06	6.014
TOTAL	15,124,876,400.89	100.000
Ned C. Lautenbach
Affirmative	14,218,303,274.43	94.006
Withheld	906,573,126.46	5.994
TOTAL	15,124,876,400.89	100.000
Marvin L. Mann
Affirmative	14,204,487,663.39	93.915
Withheld	920,388,737.50	6.085
TOTAL	15,124,876,400.89	100.000
William O. McCoy
Affirmative	14,207,936,637.38	93.938
Withheld	916,939,763.51	6.062
TOTAL	15,124,876,400.89	100.000
Robert L. Reynolds
Affirmative	14,217,076,502.23	93.998
Withheld	907,799,898.66	6.002
TOTAL	15,124,876,400.89	100.000

	# of	% of
	Votes	Votes

Cornelia M. Small
Affirmative	14,218,030,163.22	94.004
Withheld	906,846,237.67	5.996
TOTAL	15,124,876,400.89	100.000

William S. Stavropoulos
Affirmative	14,211,272,772.82	93.960
Withheld	913,603,628.07	6.040
TOTAL	15,124,876,400.89	100.000

Kenneth L. Wolfe
Affirmative	14,212,093,506.53	93.965
Withheld	912,782,894.36	6.035
TOTAL	15,124,876,400.89	100.000

A Denotes trust-wide proposals and voting results.

99 Annual Report

Investment Adviser
Strategic Advisers, Inc.
Boston, MA
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

AFF UANN-0506 1.792134.102

Fidelity Advisor Freedom Funds® Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 - Institutional Class

Annual Report March 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Performance	4	How the funds have done over time.
Management’s Discussion	13	The managers’ review of fund performance, strategy and outlook.
Shareholder Expense Example	14	An example of shareholder expenses.
Advisor Freedom Income	18	Investment Changes
	19	Investments
	20	Financial Statements
Advisor Freedom 2005	24	Investment Changes
	25	Investments
	26	Financial Statements
Advisor Freedom 2010	30	Investment Changes
	31	Investments
	32	Financial Statements
Advisor Freedom 2015	36	Investment Changes
	37	Investments
	38	Financial Statements
Advisor Freedom 2020	42	Investment Changes
	43	Investments
	44	Financial Statements
Advisor Freedom 2025	48	Investment Changes
	49	Investments
	50	Financial Statements
Advisor Freedom 2030	54	Investment Changes
	55	Investments
	56	Financial Statements
Advisor Freedom 2035	60	Investment Changes
	61	Investments
	62	Financial Statements
Advisor Freedom 2040	66	Investment Changes
	67	Investments
	68	Financial Statements
Notes	72	Notes to the financial statements.
Report of Independent Registered Public	87
Accounting Firm
Trustees and Officers	88
Distributions	95
Proxy Voting Results	98

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very import ant. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best perform ing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the invest ments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Annual Report

Fidelity Advisor Freedom Income Fund® Institutional Class Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Institutional Class	5.39%	4.37%

A From July 24, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report 4

Fidelity Advisor Freedom 2005 Fund® Institutional Class Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not oc curred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Institutional Class	9.92%	7.60%

A From November 6, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.

5 Annual Report

Fidelity Advisor Freedom 2010 Fund® Institutional Class Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Institutional Class	9.94%	8.44%

A From July 24, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.

Annual Report 6

Fidelity Advisor Freedom 2015 Fund® Institutional Class Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Institutional Class	12.36%	9.34%

A From November 6, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index (S&P 500®) performed over the same period.

7 Annual Report

Fidelity Advisor Freedom 2020 Fund® Institutional Class Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Institutional Class	13.88%	11.85%

A From July 24, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report 8

Fidelity Advisor Freedom 2025 Fund® Institutional Class Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Institutional Class	14.69%	10.99%

A From November 6, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

9 Annual Report

Fidelity Advisor Freedom 2030 Fund® Institutional Class Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Institutional Class	16.10%	13.49%

A From July 24, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report 10

Fidelity Advisor Freedom 2035 Fund® Institutional Class Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not oc curred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Institutional Class	16.45%	12.22%

A From November 6, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

11 Annual Report

Fidelity Advisor Freedom 2040 Fund® Institutional Class Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the class’ returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Institutional Class	16.99%	14.60%

A From July 24, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report 12

Management’s Discussion of Fund Performance

Comments from Ren Cheng and Jonathan Shelon, Co Portfolio Managers of Fidelity Advisor Freedom Funds®

Stocks registered widespread gains for the 12 months ending March 31, 2006, as most major equity market benchmarks turned in double digit returns. Strong corporate earnings and healthy economic growth helped fuel U.S. equities in spite of mounting concerns about inflation, a softening of the housing market and higher short term interest rates. Of the 10 broad market sectors measured by the Standard & Poor’s 500SM Index, energy had the best performance, followed by financials and telecommunication services, which also did well. Consumer discretionary had the weakest results, held back by poor performing automobile and traditional media stocks. For the 12 month period overall, the S&P 500® gained 11.73%; the NASDAQ Composite® Index, benefiting from more exposure to better performing mid and small cap stocks, was up 18.03%; and the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index a broad benchmark of the international equity markets was up 24.62% . Turning to fixed income results, continued short term interest hikes by the Federal Reserve Board contributed to mixed returns for many sectors of the taxable, investment grade bond market during the period. The Lehman Brothers® Aggregate Bond Index a broad measure of the investment grade bond market returned 2.26% . High yield bonds represented the best performing debt category, bolstered by improving issuer fundamentals and low default rates, with the Merrill Lynch® U.S. High Yield Master II Index returning 7.23% ..

During the 12 months ending March 31, 2006, the Advisor Freedom Funds performed in line with our expectations, with each of the funds in the series producing consistent results, as determined by its age appropriate asset allocation. On a relative basis, most of the Funds outperformed their respective composite benchmarks during the period. The biggest factor in the Funds’ relative results was a continuation of the strong absolute performance in both the domestic and international equity markets. The Dow Jones Wilshire 5000 Composite IndexSM the broad market index the Advisor Freedom Funds use to measure the performance of U.S. equities in their composite benchmarks gained 14.72%, while the MSCI EAFE index’s hefty gain reflected the especially strong performance of foreign equities during the period. Performance within the fixed income asset classes was less pro nounced during the period, as rising short term interest rates and gathering inflation fears continued to put pressure on bond prices. An exception to this overall trend was the performance of high yield bonds, where the lower rated sectors of that category produced the strongest results, driving the underlying high yield fund to outperform its benchmark index. The Funds’ investment grade bond allocation performed slightly ahead of the 2.26% rise in its benchmark. Meanwhile, the short term asset class’s return was slightly behind the 3.55% gain of its benchmark index, but still provided a better absolute return than investment grade bonds during this period of rapidly rising short term interest rates.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

13 13 Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addi tion, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 1,024.10	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,022.00	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,019.20	$ 5.03
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,020.30	$ 5.04
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,024.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 1,048.50	$ 1.28
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,047.40	$ 2.55
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,044.90	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,044.40	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,050.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00

Annual Report

14

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 1,049.90	$ 1.28
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,048.20	$ 2.55
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,045.50	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,044.90	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,051.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 1,063.90	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,061.50	$ 2.57
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,059.10	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,059.30	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,065.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 1,072.50	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,070.80	$ 2.58
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,068.30	$ 5.16
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,067.60	$ 5.15
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,073.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 1,076.10	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,075.20	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,072.50	$ 5.17
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04

15 15 Annual Report

Shareholder Expense Example continued

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Class C
Actual	$ 1,000.00	$ 1,072.50	$ 5.17
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,078.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 1,085.90	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,084.20	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,081.10	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,081.40	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,087.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 1,087.40	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,086.20	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,083.40	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,083.30	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,089.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 1,091.30	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,089.60	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52
Class B
Actual	$ 1,000.00	$ 1,086.80	$ 5.20
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Class C
Actual	$ 1,000.00	$ 1,087.00	$ 5.20
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class
Actual	$ 1,000.00	$ 1,092.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

Annual Report

16

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in each class’ annualized expense ratio.

Annualized
Expense Ratio
Advisor Freedom Income
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2005
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2010
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2015
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2020
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2025
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2030
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2035
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2040
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%

17 17 Annual Report

Fidelity Advisor Freedom Income Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	4.4	4.0
Fidelity Advisor Equity Growth
Fund Institutional Class	2.5	2.0
Fidelity Advisor Equity Income
Fund Institutional Class	4.3	4.0
Fidelity Advisor Growth & Income
Fund Institutional Class	3.3	4.0
Fidelity Advisor Large Cap Fund
Institutional Class	3.3	4.0
Fidelity Advisor Mid Cap Fund
Institutional Class	1.7	1.3
Fidelity Advisor Small Cap Fund
Institutional Class	1.3	1.3
	20.8	20.6
High Yield Fixed Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	2.0	0.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	17.7	19.0
Fidelity Advisor Intermediate Bond
Fund Institutional Class	18.2	19.5
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.5	0.0
	36.4	38.5
Short Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	20.4	20.1
Fidelity Cash Reserves Fund	20.4	20.2
	40.8	40.3
	100.0	100.0

The “six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The current allocation is based on the fund’s holdings as of March 31, 2006.

Annual Report 18

Fidelity Advisor Freedom Income Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 20.8%
	Shares	Value (Note 1)
Domestic Equity Funds 20.8%
Fidelity Advisor Dividend Growth Fund
Institutional Class	239,409	$ 3,064,429
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	33,331	1,766,565
Fidelity Advisor Equity Income Fund
Institutional Class	102,461	3,061,541
Fidelity Advisor Growth & Income Fund
Institutional Class	123,801	2,327,451
Fidelity Advisor Large Cap Fund
Institutional Class	130,560	2,350,089
Fidelity Advisor Mid Cap Fund
Institutional Class	45,341	1,197,917
Fidelity Advisor Small Cap Fund
Institutional Class	36,272	896,273
TOTAL EQUITY FUNDS
(Cost $12,596,228)		14,664,265

Fixed Income Funds 38.4%

High Yield Fixed-Income Funds – 2.0%
Fidelity Advisor High Income Advantage
Fund Institutional Class	146,488	1,422,402
Investment Grade Fixed Income Funds 36.4%
Fidelity Advisor Government Investment
Fund Institutional Class	1,285,510	12,520,864
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,196,286	12,824,182
Fidelity Advisor Strategic Real Return
Fund Institutional Class	37,043	369,315

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		25,714,361

TOTAL FIXED-INCOME FUNDS
(Cost $27,990,737)		27,136,763

Short Term Funds 40.8%

Fidelity Advisor Short Fixed Income Fund
Institutional Class	1,542,636	14,439,071
Fidelity Cash Reserves Fund	14,429,670	14,429,670
TOTAL SHORT TERM FUNDS
(Cost $29,113,697)		28,868,741
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $69,700,662)		$ 70,669,769

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $69,700,662) — See accompanying schedule		$ 70,669,769
Cash		2
Receivable for investments sold		143,909
Receivable for fund shares sold		331,044
Total assets		71,144,724

Liabilities
Payable for investments purchased	$ 167,704
Payable for fund shares redeemed	265,927
Distribution fees payable	32,838
Other affiliated payables	383
Total liabilities		466,852

Net Assets		$ 70,677,872
Net Assets consist of:
Paid in capital		$ 69,020,272
Undistributed net investment income		192,880
Accumulated undistributed net realized gain (loss) on investments		495,613
Net unrealized appreciation (depreciation) on investments		969,107
Net Assets		$ 70,677,872
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($18,523,716 ÷ 1,760,877 shares)		$ 10.52
Maximum offering price per share (100/94.25 of $10.52)		$ 11.16
Class T:
Net Asset Value and redemption price per share ($32,469,043 ÷ 3,088,635 shares)		$ 10.51
Maximum offering price per share (100/96.50 of $10.51)		$ 10.89
Class B:
Net Asset Value and offering price per share ($4,872,829 ÷ 464,048 shares)A		$ 10.50
Class C:
Net Asset Value and offering price per share ($13,678,370 ÷ 1,303,092 shares)A		$ 10.50
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,133,914 ÷ 107,691 shares)		$ 10.53
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 2,004,168

Expenses
Management fee	$ 4,883
Distribution fees	380,439
Independent trustees’ compensation	274
Total expenses before reductions	385,596
Expense reductions	(1,266)	384,330

Net investment income (loss)		1,619,838
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	31,071
Capital gain distributions from underlying funds	477,388	508,459
Change in net unrealized appreciation (depreciation) on underlying funds		864,314
Net gain (loss)		1,372,773
Net increase (decrease) in net assets resulting from operations		$ 2,992,611

See accompanying notes which are an integral part of the financial statements.
Annual Report	20

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 1,619,838	$ 739,057
Net realized gain (loss)		508,459	181,655
Change in net unrealized appreciation (depreciation)		864,314	(460,298)
Net increase (decrease) in net assets resulting from operations		2,992,611	460,414
Distributions to shareholders from net investment income		(1,455,415)	(704,650)
Distributions to shareholders from net realized gain		(201,782)	(34,829)
Total distributions		(1,657,197)	(739,479)
Share transactions - net increase (decrease)		11,032,548	25,789,420
Total increase (decrease) in net assets		12,367,962	25,510,355

Net Assets
Beginning of period		58,309,910	32,799,555
End of period (including undistributed net investment income of $192,880 and undistributed net investment income of
$86,109, respectively)		$ 70,677,872	$ 58,309,910

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.29	.20	.13
Net realized and unrealized gain (loss)	.23	(.10)	.36
Total from investment operations	.52	.10	.49
Distributions from net investment income	(.27)	(.19)	(.09)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.30)I	(.20)	(.09)
Net asset value, end of period	$ 10.52	$ 10.30	$ 10.40
Total ReturnB,C,D	5.12%	.99%	4.95%
Ratios to Average Net AssetsF,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.26%	.33%	.33%A
Expenses net of all reductions	.26%	.33%	.33%A
Net investment income (loss)	2.83%	1.96%	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate	21%	18%	46%A
A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Total distribution of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.27	.18	.11
Net realized and unrealized gain (loss)	.22	(.10)	.37
Total from investment operations	.49	.08	.48
Distributions from net investment income	(.24)	(.16)	(.09)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.28)	(.17)	(.09)
Net asset value, end of period	$ 10.51	$ 10.30	$ 10.39
Total ReturnB,C,D	4.78%	.79%	4.78%
Ratios to Average Net AssetsF,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.51%	.58%	.58%A
Expenses net of all reductions	.51%	.58%	.58%A
Net investment income (loss)	2.58%	1.71%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate	21%	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.22	.12	.07
Net realized and unrealized gain (loss)	.21	(.10)	.37
Total from investment operations	.43	.02	.44
Distributions from net investment income	(.19)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.22)I	(.11)	(.06)
Net asset value, end of period	$ 10.50	$ 10.29	$ 10.38
Total ReturnB,C,D	4.27%	.23%	4.45%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	2.08%	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate	21%	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Total distribution of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.22	.12	.07
Net realized and unrealized gain (loss)	.22	(.09)	.37
Total from investment operations	.44	.03	.44
Distributions from net investment income	(.19)	(.11)	(.07)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.22)I	(.12)	(.07)
Net asset value, end of period	$ 10.50	$ 10.28	$ 10.37
Total ReturnB,C,D	4.37%	.24%	4.39%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	2.08%	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate	21%	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Total distribution of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.32	.23	.14
Net realized and unrealized gain (loss)	.23	(.11)	.37
Total from investment operations	.55	.12	.51
Distributions from net investment income	(.29)	(.21)	(.10)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.33)	(.22)	(.10)
Net asset value, end of period	$ 10.53	$ 10.31	$ 10.41
Total ReturnB,C	5.39%	1.21%	5.16%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.01%	.08%	.08%A
Expenses net of all reductions	.01%	.08%	.08%A
Net investment income (loss)	3.08%	2.21%	2.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,134	$ 626	$ 359
Portfolio turnover rate	21%	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Fidelity Advisor Freedom 2005 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	8.3	7.9
Fidelity Advisor Equity Growth
Fund Institutional Class	5.0	4.1
Fidelity Advisor Equity Income
Fund Institutional Class	8.3	8.0
Fidelity Advisor Growth & Income
Fund Institutional Class	6.7	7.9
Fidelity Advisor Large Cap Fund
Institutional Class	6.7	7.8
Fidelity Advisor Mid Cap Fund
Institutional Class	3.3	2.5
Fidelity Advisor Small Cap Fund
Institutional Class	2.5	2.5
	40.8	40.7
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	4.0	2.6
Fidelity Advisor Overseas Fund
Institutional Class	4.0	2.5
	8.0	5.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	5.2	5.0
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	16.5	18.8
Fidelity Advisor Intermediate Bond
Fund Institutional Class	16.6	18.5
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.9	0.0
	34.0	37.3
Short-Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	6.0	5.9
Fidelity Cash Reserves Fund	6.0	6.0
	12.0	11.9
	100.0	100.0

The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. In March 2006, the target date for combining the fund with the Advisor Freedom Income Fund was extended by approximately five years resulting in a greater allocation to equity funds. Also, beginning in March 2006, the fund increased its allocation to international equity. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005, reflecting the prior allocation.

Annual Report 24

Fidelity Advisor Freedom 2005 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 48.8%
	Shares	Value (Note 1)
Domestic Equity Funds 40.8%
Fidelity Advisor Dividend Growth Fund
Institutional Class	278,762	$ 3,568,148
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	40,183	2,129,680
Fidelity Advisor Equity Income Fund
Institutional Class	119,587	3,573,248
Fidelity Advisor Growth & Income Fund
Institutional Class	152,521	2,867,398
Fidelity Advisor Large Cap Fund
Institutional Class	160,212	2,883,817
Fidelity Advisor Mid Cap Fund
Institutional Class	54,182	1,431,480
Fidelity Advisor Small Cap Fund
Institutional Class	43,531	1,075,653

TOTAL DOMESTIC EQUITY FUNDS		17,529,424
International Equity Funds 8.0%
Fidelity Advisor Diversified International
Fund Institutional Class	73,921	1,733,449
Fidelity Advisor Overseas Fund
Institutional Class	80,386	1,723,474

TOTAL INTERNATIONAL EQUITY FUNDS		3,456,923

TOTAL EQUITY FUNDS
(Cost $18,584,839)		20,986,347

Fixed Income Funds 39.2%

High Yield Fixed-Income Funds – 5.2%
Fidelity Advisor High Income Advantage
Fund Institutional Class	228,972	2,223,320
Investment Grade Fixed Income Funds 34.0%
Fidelity Advisor Government Investment
Fund Institutional Class	730,083	7,111,013
Fidelity Advisor Intermediate Bond Fund
Institutional Class	664,068	7,118,808
Fidelity Advisor Strategic Real Return
Fund Institutional Class	38,032	379,179

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		14,609,000

TOTAL FIXED-INCOME FUNDS
(Cost $17,120,285)		16,832,320

Short Term Funds 12.0%
	Shares	Value (Note 1)
Fidelity Advisor Short Fixed Income Fund
Institutional Class	274,136	$ 2,565,909
Fidelity Cash Reserves Fund	2,583,136	2,583,136
TOTAL SHORT TERM FUNDS
(Cost $5,182,795)		5,149,045
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $40,887,919)		$ 42,967,712

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $40,887,919) — See accompanying schedule		$ 42,967,712
Cash		65
Receivable for investments sold		500
Receivable for fund shares sold		20,265
Total assets		42,988,542

Liabilities
Payable for investments purchased	$ 18,929
Payable for fund shares redeemed	1,829
Distribution fees payable	18,509
Other affiliated payables	565
Total liabilities		39,832

Net Assets		$ 42,948,710
Net Assets consist of:
Paid in capital		$ 40,187,444
Undistributed net investment income		142,110
Accumulated undistributed net realized gain (loss) on investments		539,363
Net unrealized appreciation (depreciation) on investments		2,079,793
Net Assets		$ 42,948,710
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($16,193,759 ÷ 1,429,081 shares)		$ 11.33
Maximum offering price per share (100/94.25 of $11.33)		$ 12.02
Class T:
Net Asset Value and redemption price per share ($13,906,390 ÷ 1,229,053 shares)		$ 11.31
Maximum offering price per share (100/96.50 of $11.31)		$ 11.72
Class B:
Net Asset Value and offering price per share ($3,835,243 ÷ 339,929 shares)A		$ 11.28
Class C:
Net Asset Value and offering price per share ($7,637,011 ÷ 677,533 shares)A		$ 11.27
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,376,307 ÷ 121,099 shares)		$ 11.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 851,792
Interest		61
Total income		851,853

Expenses
Management fee	$ 1,981
Distribution fees	187,332
Independent trustees’ compensation	138
Total expenses before reductions	189,451
Expense reductions	(531)	188,920

Net investment income (loss)		662,933
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	61,071
Capital gain distributions from underlying funds	555,775	616,846
Change in net unrealized appreciation (depreciation) on underlying funds		1,887,861
Net gain (loss)		2,504,707
Net increase (decrease) in net assets resulting from operations		$ 3,167,640

See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 662,933	$ 266,970
Net realized gain (loss)		616,846	66,761
Change in net unrealized appreciation (depreciation)		1,887,861	131,084
Net increase (decrease) in net assets resulting from operations		3,167,640	464,815
Distributions to shareholders from net investment income		(559,364)	(231,296)
Distributions to shareholders from net realized gain		(151,533)	(3,243)
Total distributions		(710,897)	(234,539)
Share transactions - net increase (decrease)		17,491,701	16,679,243
Total increase (decrease) in net assets		19,948,444	16,909,519

Net Assets
Beginning of period		23,000,266	6,090,747
End of period (including undistributed net investment income of $142,110 and undistributed net investment income of
$66,592, respectively)		$ 42,948,710	$ 23,000,266

Financial Highlights Class A
Years ended March 31,	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.25	.22	.09
Net realized and unrealized gain (loss)	.76	.03	.46
Total from investment operations	1.01	.25	.55
Distributions from net investment income	(.20)	(.17)	(.06)
Distributions from net realized gain	(.05)	— I	—
Total distributions	(.25)	(.17)	(.06)
Net asset value, end of period	$ 11.33	$ 10.57	$ 10.49
Total Return B,C,D	9.63%	2.38%	5.52%
Ratios to Average Net Assets F,H
Expenses before reductions	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.26%	.33%	.33% A
Expenses net of all reductions	.26%	.33%	.33% A
Net investment income (loss)	2.25%	2.13%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate	34%	24%	9% A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004 G
Selected Per Share Data
Net asset value, beginning of period	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.20	.08
Net realized and unrealized gain (loss)	.75	.03	.46
Total from investment operations	.97	.23	.54
Distributions from net investment income	(.17)	(.14)	(.06)
Distributions from net realized gain	(.05)	— I	—
Total distributions	(.22)	(.15) J	(.06)
Net asset value, end of period	$ 11.31	$ 10.56	$ 10.48
Total Return B,C,D	9.31%	2.17%	5.36%
Ratios to Average Net Assets F,H
Expenses before reductions	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50%	.58%	.58% A
Expenses net of all reductions	.50%	.58%	.58% A
Net investment income (loss)	2.00%	1.88%	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate	34%	24%	9% A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004 G
Selected Per Share Data
Net asset value, beginning of period	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.14	.06
Net realized and unrealized gain (loss)	.76	.03	.46
Total from investment operations	.92	.17	.52
Distributions from net investment income	(.12)	(.11)	(.05)
Distributions from net realized gain	(.05)	— I	—
Total distributions	(.17)	(.11)	(.05)
Net asset value, end of period	$ 11.28	$ 10.53	$ 10.47
Total Return B,C,D	8.80%	1.64%	5.21%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00%	1.08%	1.08% A
Net investment income (loss)	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate	34%	24%	9% A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	28

Financial Highlights Class C
Years ended March 31,	2006	2005	2004 G
Selected Per Share Data
Net asset value, beginning of period	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.14	.06
Net realized and unrealized gain (loss)	.75	.04	.46
Total from investment operations	.91	.18	.52
Distributions from net investment income	(.12)	(.12)	(.05)
Distributions from net realized gain	(.05)	— I	—
Total distributions	(.17)	(.12)	(.05)
Net asset value, end of period	$ 11.27	$ 10.53	$ 10.47
Total Return B,C,D	8.74%	1.74%	5.21%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.01%	1.08%	1.08% A
Net investment income (loss)	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate	34%	24%	9% A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004 F
Selected Per Share Data
Net asset value, beginning of period	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.25	.10
Net realized and unrealized gain (loss)	.76	.04	.45
Total from investment operations	1.04	.29	.55
Distributions from net investment income	(.22)	(.18)	(.06)
Distributions from net realized gain	(.05)	— H	—
Total distributions	(.27)	(.18)	(.06)
Net asset value, end of period	$ 11.37	$ 10.60	$ 10.49
Total Return B,C	9.92%	2.79%	5.52%
Ratios to Average Net Assets E,G
Expenses before reductions	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00%	.08%	.08% A
Expenses net of all reductions	.00%	.08%	.08% A
Net investment income (loss)	2.50%	2.38%	2.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,376	$ 651	$ 397
Portfolio turnover rate	34%	24%	9% A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Fidelity Advisor Freedom 2010 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	8.6	8.1
Fidelity Advisor Equity Growth
Fund Institutional Class	5.0	4.2
Fidelity Advisor Equity Income
Fund Institutional Class	8.6	8.1
Fidelity Advisor Growth & Income
Fund Institutional Class	6.4	7.9
Fidelity Advisor Large Cap Fund
Institutional Class	6.4	7.9
Fidelity Advisor Mid Cap Fund
Institutional Class	3.4	2.5
Fidelity Advisor Small Cap Fund
Institutional Class	2.5	2.5
	40.9	41.2
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	4.2	2.7
Fidelity Advisor Overseas Fund
Institutional Class	4.2	2.6
	8.4	5.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	5.0	5.1
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	17.6	19.6
Fidelity Advisor Intermediate Bond
Fund Institutional Class	17.6	19.5
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.9	0.0
	36.1	39.1
Short-Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	4.8	4.6
Fidelity Cash Reserves Fund	4.8	4.7
	9.6	9.3
	100.0	100.0

The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. In March 2006, the target date for combining the fund with the Advisor Freedom Income Fund was extended by approximately five years resulting in a greater allocation to equity funds. Also, beginning in March 2006, the fund increased its allocation to international equity. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005, reflecting the prior allocation.

Annual Report 30

Fidelity Advisor Freedom 2010 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 49.3%
	Shares	Value (Note 1)
Domestic Equity Funds 40.9%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,500,502	$ 32,006,424
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	353,013	18,709,689
Fidelity Advisor Equity Income Fund
Institutional Class	1,069,158	31,946,449
Fidelity Advisor Growth & Income Fund
Institutional Class	1,264,236	23,767,634
Fidelity Advisor Large Cap Fund
Institutional Class	1,337,927	24,082,678
Fidelity Advisor Mid Cap Fund
Institutional Class	475,144	12,553,315
Fidelity Advisor Small Cap Fund
Institutional Class	376,861	9,312,230

TOTAL DOMESTIC EQUITY FUNDS		152,378,419
International Equity Funds 8.4%
Fidelity Advisor Diversified International
Fund Institutional Class	666,718	15,634,526
Fidelity Advisor Overseas Fund
Institutional Class	724,219	15,527,245

TOTAL INTERNATIONAL EQUITY FUNDS		31,161,771

TOTAL EQUITY FUNDS
(Cost $161,238,163)		183,540,190

Fixed Income Funds 41.1%

High Yield Fixed-Income Funds – 5.0%
Fidelity Advisor High Income Advantage
Fund Institutional Class	1,944,145	18,877,647
Investment Grade Fixed Income Funds 36.1%
Fidelity Advisor Government Investment
Fund Institutional Class	6,728,153	65,532,209
Fidelity Advisor Intermediate Bond Fund
Institutional Class	6,127,970	65,691,844
Fidelity Advisor Strategic Real Return
Fund Institutional Class	359,201	3,581,231

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		134,805,284

TOTAL FIXED-INCOME FUNDS
(Cost $157,409,552)		153,682,931

Short Term Funds 9.6%
	Shares	Value (Note 1)
Fidelity Advisor Short Fixed Income
Fund Institutional Class	1,915,167	$ 17,925,964
Fidelity Cash Reserves Fund	17,920,008	17,920,008
TOTAL SHORT TERM FUNDS
(Cost $36,112,247)		35,845,972
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $354,759,962)		$373,069,093

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $354,759,962) — See accompanying schedule		$ 373,069,093
Cash		8
Receivable for investments sold		198,447
Receivable for fund shares sold		986,236
Other affiliated receivables		1,406
Total assets		374,255,190

Liabilities
Payable for investments purchased	$ 275,784
Payable for fund shares redeemed	898,078
Distribution fees payable	148,103
Other affiliated payables	4,974
Total liabilities		1,326,939

Net Assets		$ 372,928,251
Net Assets consist of:
Paid in capital		$ 348,411,924
Undistributed net investment income		1,256,073
Accumulated undistributed net realized gain (loss) on investments		4,951,123
Net unrealized appreciation (depreciation) on investments		18,309,131
Net Assets		$ 372,928,251

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($146,592,737 ÷ 12,437,518 shares)		$ 11.79
Maximum offering price per share (100/94.25 of $11.79)		$ 12.51
Class T:
Net Asset Value and redemption price per share ($143,011,737 ÷ 12,173,138 shares)		$ 11.75
Maximum offering price per share (100/96.50 of $11.75)		$ 12.18
Class B:
Net Asset Value and offering price per share ($33,403,916 ÷ 2,852,590 shares)A		$ 11.71
Class C:
Net Asset Value and offering price per share ($38,881,657 ÷ 3,325,046 shares)A		$ 11.69
Institutional Class:
Net Asset Value, offering price and redemption price per share ($11,038,204 ÷ 933,893 shares)		$ 11.82
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 7,408,150

Expenses
Management fee	$ 19,560
Distribution fees	1,497,104
Independent trustees’ compensation	1,220
Total expenses before reductions	1,517,884
Expense reductions	(5,249)	1,512,635

Net investment income (loss)		5,895,515
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	325,634
Capital gain distributions from underlying funds	4,940,697	5,266,331
Change in net unrealized appreciation (depreciation) on underlying funds		15,956,793
Net gain (loss)		21,223,124
Net increase (decrease) in net assets resulting from operations		$ 27,118,639

See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 5,895,515	$ 2,856,146
Net realized gain (loss)		5,266,331	949,461
Change in net unrealized appreciation (depreciation)		15,956,793	417,464
Net increase (decrease) in net assets resulting from operations		27,118,639	4,223,071
Distributions to shareholders from net investment income		(5,136,102)	(2,579,243)
Distributions to shareholders from net realized gain		(1,279,124)	(20,201)
Total distributions		(6,415,226)	(2,599,444)
Share transactions - net increase (decrease)		123,162,830	136,717,726
Total increase (decrease) in net assets		143,866,243	138,341,353

Net Assets
Beginning of period		229,062,008	90,720,655
End of period (including undistributed net investment income of $1,256,073 and undistributed net investment income of
$718,326, respectively)		$ 372,928,251	$ 229,062,008

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.25	.23	.16
Net realized and unrealized gain (loss)	.80	.04	.83
Total from investment operations	1.05	.27	.99
Distributions from net investment income	(.22)	(.18)	(.07)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.27)J	(.18)	(.07)
Net asset value, end of period	$ 11.79	$ 11.01	$ 10.92
Total ReturnB,C,D	9.65%	2.48%	9.92%
Ratios to Average Net AssetsF,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.26%	.33%	.33%A
Expenses net of all reductions	.26%	.33%	.33%A
Net investment income (loss)	2.23%	2.10%	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate	7%	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.22	.20	.14
Net realized and unrealized gain (loss)	.80	.04	.83
Total from investment operations	1.02	.24	.97
Distributions from net investment income	(.19)	(.17)	(.07)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.24)J	(.17)	(.07)
Net asset value, end of period	$ 11.75	$ 10.97	$ 10.90
Total ReturnB,C,D	9.42%	2.18%	9.72%
Ratios to Average Net AssetsF,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.51%	.58%	.58%A
Expenses net of all reductions	.51%	.58%	.58%A
Net investment income (loss)	1.98%	1.86%	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate	7%	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.17	.15	.10
Net realized and unrealized gain (loss)	.79	.04	.83
Total from investment operations	.96	.19	.93
Distributions from net investment income	(.13)	(.12)	(.06)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.19)	(.12)	(.06)
Net asset value, end of period	$ 11.71	$ 10.94	$ 10.87
Total ReturnB,C,D	8.83%	1.72%	9.32%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	1.48%	1.35%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate	7%	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.17	.15	.10
Net realized and unrealized gain (loss)	.78	.04	.83
Total from investment operations	.95	.19	.93
Distributions from net investment income	(.14)	(.13)	(.06)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.19)J	(.13)	(.06)
Net asset value, end of period	$ 11.69	$ 10.93	$ 10.87
Total ReturnB,C,D	8.78%	1.72%	9.32%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	1.48%	1.36%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate	7%	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss)D	28	.26	.17
Net realized and unrealized gain (loss)	80	.05	.83
Total from investment operations	1.08	.31	1.00
Distributions from net investment income	(.24)	(.20)	(.07)
Distributions from net realized gain	(.06)	—H	—
Total distributions	(.29)J	(.21)I	(.07)
Net asset value, end of period	$ 11.82	$ 11.03	$ 10.93
Total ReturnB,C	9.94%	2.80%	10.02%
Ratios to Average Net AssetsE,G
Expenses before reductions	01%	.10%	.10%A
Expenses net of fee waivers, if any	01%	.08%	.08%A
Expenses net of all reductions	01%	.08%	.08%A
Net investment income (loss)	2.48%	2.35%	2.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate	7%	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Total distribution of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share.
J Total distribution of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Fidelity Advisor Freedom 2015 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	9.9	10.1
Fidelity Advisor Equity Growth
Fund Institutional Class	5.8	5.2
Fidelity Advisor Equity Income
Fund Institutional Class	10.0	10.0
Fidelity Advisor Growth & Income
Fund Institutional Class	7.7	9.9
Fidelity Advisor Large Cap Fund
Institutional Class	7.7	9.8
Fidelity Advisor Mid Cap Fund
Institutional Class	4.0	3.2
Fidelity Advisor Small Cap Fund
Institutional Class	3.0	3.1
	48.1	51.3
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	5.5	4.3
Fidelity Advisor Overseas Fund
Institutional Class	5.4	4.3
	10.9	8.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	6.7	6.7
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	14.5	15.0
Fidelity Advisor Intermediate Bond
Fund Institutional Class	14.6	14.9
Fidelity Advisor Strategic Real
Return Fund Institutional Class	1.0	0.0
	30.1	29.9
Short-Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	2.1	1.6
Fidelity Cash Reserves Fund	2.1	1.9
	4.2	3.5
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report 36

Fidelity Advisor Freedom 2015 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 59.0%
	Shares	Value (Note 1)
Domestic Equity Funds 48.1%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,692,299	$ 34,461,421
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	382,080	20,250,241
Fidelity Advisor Equity Income Fund
Institutional Class	1,170,091	34,962,328
Fidelity Advisor Growth & Income Fund
Institutional Class	1,434,668	26,971,753
Fidelity Advisor Large Cap Fund
Institutional Class	1,501,407	27,025,320
Fidelity Advisor Mid Cap Fund
Institutional Class	532,282	14,062,889
Fidelity Advisor Small Cap Fund
Institutional Class	430,479	10,637,144

TOTAL DOMESTIC EQUITY FUNDS		168,371,096
International Equity Funds 10.9%
Fidelity Advisor Diversified International
Fund Institutional Class	822,079	19,277,757
Fidelity Advisor Overseas Fund
Institutional Class	879,836	18,863,675

TOTAL INTERNATIONAL EQUITY FUNDS		38,141,432

TOTAL EQUITY FUNDS
(Cost $184,765,295)		206,512,528

Fixed Income Funds 36.8%

High Yield Fixed-Income Funds – 6.7%
Fidelity Advisor High Income Advantage
Fund Institutional Class	2,404,362	23,346,356
Investment Grade Fixed Income Funds 30.1%
Fidelity Advisor Government Investment
Fund Institutional Class	5,210,025	50,745,642
Fidelity Advisor Intermediate Bond Fund
Institutional Class	4,782,154	51,264,687
Fidelity Advisor Strategic Real Return
Fund Institutional Class	346,294	3,452,551

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		105,462,880

TOTAL FIXED-INCOME FUNDS
(Cost $130,918,888)		128,809,236

Short Term Funds 4.2%
	Shares	Value (Note 1)
Fidelity Advisor Short Fixed Income
Fund Institutional Class	776,735	$ 7,270,237
Fidelity Cash Reserves Fund	7,282,020	7,282,020
TOTAL SHORT TERM FUNDS
(Cost $14,628,666)		14,552,257
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $330,312,849)		$349,874,021

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $330,312,849) — See accompanying schedule		$ 349,874,021
Cash		4
Receivable for investments sold		91,039
Receivable for fund shares sold		1,139,780
Total assets		351,104,844

Liabilities
Payable for investments purchased	$ 716,846
Payable for fund shares redeemed	508,947
Distribution fees payable	133,189
Other affiliated payables	6,987
Total liabilities		1,365,969

Net Assets		$ 349,738,875
Net Assets consist of:
Paid in capital		$ 324,459,687
Undistributed net investment income		874,617
Accumulated undistributed net realized gain (loss) on investments		4,843,399
Net unrealized appreciation (depreciation) on investments		19,561,172
Net Assets		$ 349,738,875

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($128,240,739 ÷ 10,834,960 shares)		$ 11.84
Maximum offering price per share (100/94.25 of $11.84)		$ 12.56
Class T:
Net Asset Value and redemption price per share ($125,323,367 ÷ 10,609,770 shares)		$ 11.81
Maximum offering price per share (100/96.50 of $11.81)		$ 12.24
Class B:
Net Asset Value and offering price per share ($33,633,115 ÷ 2,857,206 shares)A		$ 11.77
Class C:
Net Asset Value and offering price per share ($35,656,103 ÷ 3,029,333 shares)A		$ 11.77
Institutional Class:
Net Asset Value, offering price and redemption price per share ($26,885,551 ÷ 2,262,113 shares)		$ 11.89
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 5,245,300
Interest		371
Total income		5,245,671

Expenses
Management fee	$ 13,329
Distribution fees	1,182,507
Independent trustees’ compensation	948
Total expenses before reductions	1,196,784
Expense reductions	(3,711)	1,193,073

Net investment income (loss)		4,052,598
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	66,664
Capital gain distributions from underlying funds	5,299,202	5,365,866
Change in net unrealized appreciation (depreciation) on underlying funds		18,399,382
Net gain (loss)		23,765,248
Net increase (decrease) in net assets resulting from operations		$ 27,817,846

See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 4,052,598	$ 1,395,893
Net realized gain (loss)		5,365,866	568,476
Change in net unrealized appreciation (depreciation)		18,399,382	992,415
Net increase (decrease) in net assets resulting from operations		27,817,846	2,956,784
Distributions to shareholders from net investment income		(3,337,676)	(1,216,011)
Distributions to shareholders from net realized gain		(1,130,850)	(6,537)
Total distributions		(4,468,526)	(1,222,548)
Share transactions - net increase (decrease)		174,816,071	131,894,217
Total increase (decrease) in net assets		198,165,391	133,628,453

Net Assets
Beginning of period		151,573,484	17,945,031
End of period (including undistributed net investment income of $874,617 and undistributed net investment income of
$318,954, respectively)		$ 349,738,875	$ 151,573,484

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.22	.21	.07
Net realized and unrealized gain (loss)	1.07	.13	.56
Total from investment operations	1.29	.34	.63
Distributions from net investment income	(.16)	(.14)	(.06)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.22)	(.14)	(.06)
Net asset value, end of period	$ 11.84	$ 10.77	$ 10.57
Total ReturnB,C,D	12.12%	3.22%	6.32%
Ratios to Average Net AssetsF,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.26%	.33%	.33%A
Expenses net of all reductions	.26%	.33%	.33%A
Net investment income (loss)	1.93%	2.02%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate	4%	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.19	.19	.06
Net realized and unrealized gain (loss)	1.06	.13	.57
Total from investment operations	1.25	.32	.63
Distributions from net investment income	(.14)	(.13)	(.06)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.20)	(.13)	(.06)
Net asset value, end of period	$ 11.81	$ 10.76	$ 10.57
Total ReturnB,C,D	11.71%	3.01%	6.27%
Ratios to Average Net AssetsF,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.51%	.58%	.58%A
Expenses net of all reductions	.51%	.58%	.58%A
Net investment income (loss)	1.68%	1.77%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate	4%	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.13	.04
Net realized and unrealized gain (loss)	1.06	.13	.58
Total from investment operations	1.19	.26	.62
Distributions from net investment income	(.09)	(.09)	(.06)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.15)	(.09)	(.06)
Net asset value, end of period	$ 11.77	$ 10.73	$ 10.56
Total ReturnB,C,D	11.17%	2.49%	6.17%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	1.18%	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate	4%	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.13	.04
Net realized and unrealized gain (loss)	1.06	.13	.57
Total from investment operations	1.19	.26	.61
Distributions from net investment income	(.09)	(.09)	(.05)
Distributions from net realized gain	(.06)	—I	—
Total distributions	(.15)	(.09)	(.05)
Net asset value, end of period	$ 11.77	$ 10.73	$ 10.56
Total ReturnB,C,D	11.19%	2.47%	6.12%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	1.18%	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate	4%	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.25	.24	.09
Net realized and unrealized gain (loss)	1.07	.13	.56
Total from investment operations	1.32	.37	.65
Distributions from net investment income	(.18)	(.15)	(.06)
Distributions from net realized gain	(.06)	—H	—
Total distributions	(.24)	(.15)	(.06)
Net asset value, end of period	$ 11.89	$ 10.81	$ 10.59
Total ReturnB,C	12.36%	3.52%	6.52%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	2.18%	2.27%	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate	4%	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Fidelity Advisor Freedom 2020 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	11.8	11.7
Fidelity Advisor Equity Growth
Fund Institutional Class	7.0	6.0
Fidelity Advisor Equity Income
Fund Institutional Class	11.9	11.7
Fidelity Advisor Growth & Income
Fund Institutional Class	8.7	11.6
Fidelity Advisor Large Cap Fund
Institutional Class	8.7	11.5
Fidelity Advisor Mid Cap Fund
Institutional Class	4.7	3.6
Fidelity Advisor Small Cap Fund
Institutional Class	3.5	3.6
	56.3	59.7
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	6.4	5.1
Fidelity Advisor Overseas Fund
Institutional Class	6.4	5.0
	12.8	10.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	7.6	7.4
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	11.2	11.3
Fidelity Advisor Intermediate Bond
Fund Institutional Class	11.3	11.4
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.7	0.0
	23.2	22.7
Short-Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	0.1	0.0
Fidelity Cash Reserves Fund	0.0	0.1
	0.1	0.1
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report 42

Fidelity Advisor Freedom 2020 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 69.1%
	Shares	Value (Note 1)
Domestic Equity Funds 56.3%
Fidelity Advisor Dividend Growth Fund
Institutional Class	6,773,478	$ 86,700,513
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	975,499	51,701,464
Fidelity Advisor Equity Income Fund
Institutional Class	2,925,664	87,418,850
Fidelity Advisor Growth & Income Fund
Institutional Class	3,381,211	63,566,768
Fidelity Advisor Large Cap Fund
Institutional Class	3,559,036	64,062,648
Fidelity Advisor Mid Cap Fund
Institutional Class	1,316,114	34,771,726
Fidelity Advisor Small Cap Fund
Institutional Class	1,046,126	25,849,780

TOTAL DOMESTIC EQUITY FUNDS		414,071,749
International Equity Funds 12.8%
Fidelity Advisor Diversified International
Fund Institutional Class	2,015,574	47,265,201
Fidelity Advisor Overseas Fund
Institutional Class	2,189,034	46,932,890

TOTAL INTERNATIONAL EQUITY FUNDS		94,198,091

TOTAL EQUITY FUNDS
(Cost $444,940,095)		508,269,840

Fixed Income Funds 30.8%

High Yield Fixed-Income Funds – 7.6%
Fidelity Advisor High Income Advantage
Fund Institutional Class	5,714,870	55,491,387
Investment Grade Fixed Income Funds 23.2%
Fidelity Advisor Government Investment
Fund Institutional Class	8,473,883	82,535,624
Fidelity Advisor Intermediate Bond Fund
Institutional Class	7,742,317	82,997,643
Fidelity Advisor Strategic Real Return
Fund Institutional Class	471,036	4,696,233

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		170,229,500

TOTAL FIXED-INCOME FUNDS
(Cost $228,769,601)		225,720,887

Short Term Funds 0.1%
	Shares	Value (Note 1)
Fidelity Advisor Short Fixed Income
Fund Institutional Class	62,269	$582,834
Fidelity Cash Reserves Fund	552,985	552,985
TOTAL SHORT TERM FUNDS
(Cost $1,140,219)		1,135,819
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $674,849,915)		$735,126,546

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $674,849,915) — See accompanying schedule		$ 735,126,546
Cash		33,698
Receivable for investments sold		1,884
Receivable for fund shares sold		2,262,939
Total assets		737,425,067

Liabilities
Payable for investments purchased	$ 1,705,367
Payable for fund shares redeemed	591,683
Distribution fees payable	287,182
Other affiliated payables	11,564
Total liabilities		2,595,796

Net Assets		$ 734,829,271
Net Assets consist of:
Paid in capital		$ 659,302,138
Undistributed net investment income		1,350,482
Accumulated undistributed net realized gain (loss) on investments		13,900,020
Net unrealized appreciation (depreciation) on investments		60,276,631
Net Assets		$ 734,829,271
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($284,466,094 ÷ 22,145,156 shares)		$ 12.85
Maximum offering price per share (100/94.25 of $12.85)		$ 13.63
Class T:
Net Asset Value and redemption price per share ($296,476,535 ÷ 23,104,171 shares)		$ 12.83
Maximum offering price per share (100/96.50 of $12.83)		$ 13.30
Class B:
Net Asset Value and offering price per share ($71,232,374 ÷ 5,572,397 shares)A		$ 12.78
Class C:
Net Asset Value and offering price per share ($61,442,380 ÷ 4,809,746 shares)A		$ 12.77
Institutional Class:
Net Asset Value, offering price and redemption price per share ($21,211,888 ÷ 1,644,670 shares)		$ 12.90
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 10,385,569
Interest		16
Total income		10,385,585

Expenses
Management fee	$ 34,940
Distribution fees	2,766,278
Independent trustees’ compensation	2,268
Total expenses before reductions	2,803,486
Expense reductions	(9,616)	2,793,870

Net investment income (loss)		7,591,715
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,603,801
Capital gain distributions from underlying funds	13,453,299	15,057,100
Change in net unrealized appreciation (depreciation) on underlying funds		49,835,325
Net gain (loss)		64,892,425
Net increase (decrease) in net assets resulting from operations		$ 72,484,140

See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 7,591,715	$ 4,402,724
Net realized gain (loss)		15,057,100	1,965,370
Change in net unrealized appreciation (depreciation)		49,835,325	5,996,006
Net increase (decrease) in net assets resulting from operations		72,484,140	12,364,100
Distributions to shareholders from net investment income		(6,539,824)	(4,439,939)
Distributions to shareholders from net realized gain		(3,059,372)	(68,080)
Total distributions		(9,599,196)	(4,508,019)
Share transactions - net increase (decrease)		258,660,731	239,359,934
Total increase (decrease) in net assets		321,545,675	247,216,015

Net Assets
Beginning of period		413,283,596	166,067,581
End of period (including undistributed net investment income of $1,350,482 and undistributed net investment income of
$637,463, respectively)		$ 734,829,271	$ 413,283,596

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.19	.20	.13
Net realized and unrealized gain (loss)	1.36	.23	1.25
Total from investment operations	1.55	.43	1.38
Distributions from net investment income	(.16)	(.18)	(.09)
Distributions from net realized gain	(.08)	—I	—
Total distributions	(.23)K	(.19)J	(.09)
Net asset value, end of period	$ 12.85	$ 11.53	$ 11.29
Total ReturnB,C,D	13.62%	3.75%	13.78%
Ratios to Average Net AssetsF,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.26%	.33%	.33%A
Expenses net of all reductions	.26%	.33%	.33%A
Net investment income (loss)	1.60%	1.80%	1.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate	6%	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.
K Total distribution of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.16	.18	.11
Net realized and unrealized gain (loss)	1.36	.21	1.26
Total from investment operations	1.52	.39	1.37
Distributions from net investment income	(.13)	(.16)	(.08)
Distributions from net realized gain	(.08)	—I	—
Total distributions	(.21)	(.16)	(.08)
Net asset value, end of period	$ 12.83	$ 11.52	$ 11.29
Total ReturnB,C,D	13.28%	3.46%	13.73%
Ratios to Average Net AssetsF,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.51%	.58%	.58%A
Expenses net of all reductions	.51%	.58%	.58%A
Net investment income (loss)	1.35%	1.55%	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate	6%	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.12	.07
Net realized and unrealized gain (loss)	1.35	.21	1.27
Total from investment operations	1.45	.33	1.34
Distributions from net investment income	(.08)	(.12)	(.07)
Distributions from net realized gain	(.07)	—I	—
Total distributions	(.15)	(.12)	(.07)
Net asset value, end of period	$ 12.78	$ 11.48	$ 11.27
Total ReturnB,C,D	12.71%	2.93%	13.37%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.85%	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate	6%	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.12	.07
Net realized and unrealized gain (loss)	1.34	.22	1.26
Total from investment operations	1.44	.34	1.33
Distributions from net investment income	(.08)	(.12)	(.07)
Distributions from net realized gain	(.07)	—I	—
Total distributions	(.15)	(.12)	(.07)
Net asset value, end of period	$ 12.77	$ 11.48	$ 11.26
Total ReturnB,C,D	12.66%	3.02%	13.32%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.85%	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate	6%	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.23	.23	.15
Net realized and unrealized gain (loss)	1.36	.23	1.25
Total from investment operations	1.59	.46	1.40
Distributions from net investment income	(.18)	(.20)	(.09)
Distributions from net realized gain	(.08)	—H	—
Total distributions	(.26)	(.20)	(.09)
Net asset value, end of period	$ 12.90	$ 11.57	$ 11.31
Total ReturnB,C	13.88%	4.06%	14.03%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	1.85%	2.05%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate	6%	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Fidelity Advisor Freedom 2025 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	12.4	12.5
Fidelity Advisor Equity Growth
Fund Institutional Class	7.2	6.4
Fidelity Advisor Equity Income
Fund Institutional Class	12.5	12.5
Fidelity Advisor Growth & Income
Fund Institutional Class	9.6	12.6
Fidelity Advisor Large Cap Fund
Institutional Class	9.7	12.4
Fidelity Advisor Mid Cap Fund
Institutional Class	5.0	3.9
Fidelity Advisor Small Cap Fund
Institutional Class	3.7	3.8
	60.1	64.1
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	6.7	5.5
Fidelity Advisor Overseas Fund
Institutional Class	6.6	5.5
	13.3	11.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	7.5	7.4
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	9.3	8.7
Fidelity Advisor Intermediate Bond
Fund Institutional Class	9.3	8.8
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.5	0.0
	19.1	17.5
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report 48

Fidelity Advisor Freedom 2025 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 73.4%
	Shares	Value (Note 1)
Domestic Equity Funds 60.1%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,577,319	$ 32,989,689
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	362,723	19,224,329
Fidelity Advisor Equity Income Fund
Institutional Class	1,111,656	33,216,271
Fidelity Advisor Growth & Income Fund
Institutional Class	1,353,621	25,448,071
Fidelity Advisor Large Cap Fund
Institutional Class	1,423,742	25,627,360
Fidelity Advisor Mid Cap Fund
Institutional Class	496,812	13,125,785
Fidelity Advisor Small Cap Fund
Institutional Class	399,192	9,864,023

TOTAL DOMESTIC EQUITY FUNDS		159,495,528
International Equity Funds 13.3%
Fidelity Advisor Diversified International
Fund Institutional Class	755,743	17,722,168
Fidelity Advisor Overseas Fund
Institutional Class	815,402	17,482,208

TOTAL INTERNATIONAL EQUITY FUNDS		35,204,376

TOTAL EQUITY FUNDS
(Cost $173,908,183)		194,699,904

Fixed Income Funds 26.6%

High Yield Fixed-Income Funds – 7.5%
Fidelity Advisor High Income Advantage
Fund Institutional Class	2,054,482	19,949,023
Investment Grade Fixed Income Funds 19.1%
Fidelity Advisor Government Investment
Fund Institutional Class	2,517,353	24,519,016
Fidelity Advisor Intermediate Bond Fund
Institutional Class	2,298,061	24,635,210
Fidelity Advisor Strategic Real Return
Fund Institutional Class	136,363	1,359,537

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		50,513,763

TOTAL FIXED-INCOME FUNDS
(Cost $71,127,176)		70,462,786
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $245,035,359)		$265,162,690

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $245,035,359) — See accompanying schedule		$ 265,162,690
Cash		51
Receivable for investments sold		23,322
Receivable for fund shares sold		1,136,815
Total assets		266,322,878

Liabilities
Payable for investments purchased	$ 925,018
Payable for fund shares redeemed	234,946
Distribution fees payable	98,133
Other affiliated payables	4,656
Total liabilities		1,262,753

Net Assets		$ 265,060,125
Net Assets consist of:
Paid in capital		$ 240,012,588
Undistributed net investment income		285,056
Accumulated undistributed net realized gain (loss) on investments		4,635,150
Net unrealized appreciation (depreciation) on investments		20,127,331
Net Assets		$ 265,060,125

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($128,503,677 ÷ 10,411,344 shares)		$ 12.34
Maximum offering price per share (100/94.25 of $12.34)		$ 13.09
Class T:
Net Asset Value and redemption price per share ($83,955,271 ÷ 6,795,348 shares)		$ 12.35
Maximum offering price per share (100/96.50 of $12.35)		$ 12.80
Class B:
Net Asset Value and offering price per share ($27,110,965 ÷ 2,210,721 shares)A		$ 12.26
Class C:
Net Asset Value and offering price per share ($20,322,897 ÷ 1,657,110 shares)A		$ 12.26
Institutional Class:
Net Asset Value, offering price and redemption price per share ($5,167,315 ÷ 417,098 shares)		$ 12.39
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 3,160,771
Interest		218
Total income		3,160,989

Expenses
Management fee	$ 10,421
Distribution fees	873,364
Independent trustees’ compensation	730
Total expenses before reductions	884,515
Expense reductions	(2,875)	881,640

Net investment income (loss)		2,279,349
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	158,296
Capital gain distributions from underlying funds	4,838,876	4,997,172
Change in net unrealized appreciation (depreciation) on underlying funds		18,627,272
Net gain (loss)		23,624,444
Net increase (decrease) in net assets resulting from operations		$ 25,903,793

See accompanying notes which are an integral part of the financial statements.
Annual Report	50

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 2,279,349	$ 661,992
Net realized gain (loss)		4,997,172	319,501
Change in net unrealized appreciation (depreciation)		18,627,272	1,358,607
Net increase (decrease) in net assets resulting from operations		25,903,793	2,340,100
Distributions to shareholders from net investment income		(2,006,218)	(647,465)
Distributions to shareholders from net realized gain		(689,007)	(1,629)
Total distributions		(2,695,225)	(649,094)
Share transactions - net increase (decrease)		119,342,923	110,847,488
Total increase (decrease) in net assets		142,551,491	112,538,494

Net Assets
Beginning of period		122,508,634	9,970,140
End of period (including undistributed net investment income of $285,056 and undistributed net investment income of
$95,450, respectively)		$ 265,060,125	$ 122,508,634

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.17	.19	.06
Net realized and unrealized gain (loss)	1.39	.23	.67
Total from investment operations	1.56	.42	.73
Distributions from net investment income	(.13)	(.13)	(.06)
Distributions from net realized gain	(.05)	—I	—
Total distributions	(.18)	(.13)	(.06)
Net asset value, end of period	$ 12.34	$ 10.96	$ 10.67
Total ReturnB,C,D	14.35%	3.96%	7.32%
Ratios to Average Net AssetsF,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.25%	.33%	.33%A
Expenses net of all reductions	.25%	.33%	.33%A
Net investment income (loss)	1.44%	1.76%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate	5%	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

51 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.14	.16	.05
Net realized and unrealized gain (loss)	1.39	.24	.70
Total from investment operations	1.53	.40	.75
Distributions from net investment income	(.11)	(.12)	(.06)
Distributions from net realized gain	(.05)	—I	—
Total distributions	(.15)J	(.12)	(.06)
Net asset value, end of period	$ 12.35	$ 10.97	$ 10.69
Total ReturnB,C,D	14.07%	3.75%	7.52%
Ratios to Average Net AssetsF,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.50%	.58%	.58%A
Expenses net of all reductions	.50%	.58%	.58%A
Net investment income (loss)	1.19%	1.51%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate	5%	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.11	.03
Net realized and unrealized gain (loss)	1.38	.24	.67
Total from investment operations	1.46	.35	.70
Distributions from net investment income	(.07)	(.08)	(.06)
Distributions from net realized gain	(.04)	—I	—
Total distributions	(.11)	(.08)	(.06)
Net asset value, end of period	$ 12.26	$ 10.91	$ 10.64
Total ReturnB,C,D	13.46%	3.29%	6.97%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.69%	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate	5%	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.11	.03
Net realized and unrealized gain (loss)	1.38	.23	.67
Total from investment operations	1.46	.34	.70
Distributions from net investment income	(.07)	(.08)	(.05)
Distributions from net realized gain	(.04)	—I	—
Total distributions	(.11)	(.08)	(.05)
Net asset value, end of period	$ 12.26	$ 10.91	$ 10.65
Total ReturnB,C,D	13.46%	3.19%	7.02%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.69%	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate	5%	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.20	.22	.08
Net realized and unrealized gain (loss)	1.40	.24	.66
Total from investment operations	1.60	.46	.74
Distributions from net investment income	(.15)	(.15)	(.06)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.20)	(.15)	(.06)
Net asset value, end of period	$ 12.39	$ 10.99	$ 10.68
Total ReturnB,C	14.69%	4.25%	7.42%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	1.69%	2.01%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate	5%	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

53 Annual Report

Fidelity Advisor Freedom 2030 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	13.8	13.7
Fidelity Advisor Equity Growth
Fund Institutional Class	8.1	7.1
Fidelity Advisor Equity Income
Fund Institutional Class	14.0	13.7
Fidelity Advisor Growth & Income
Fund Institutional Class	10.7	13.6
Fidelity Advisor Large Cap Fund
Institutional Class	10.8	13.5
Fidelity Advisor Mid Cap Fund
Institutional Class	5.6	4.3
Fidelity Advisor Small Cap Fund
Institutional Class	4.1	4.2
	67.1	70.1
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	7.7	6.3
Fidelity Advisor Overseas Fund
Institutional Class	7.7	6.3
	15.4	12.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	7.6	7.4
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	4.8	5.0
Fidelity Advisor Intermediate Bond
Fund Institutional Class	4.8	4.9
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.3	0.0
	9.9	9.9
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report 54

Fidelity Advisor Freedom 2030 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 82.5%
	Shares	Value (Note 1)
Domestic Equity Funds 67.1%
Fidelity Advisor Dividend Growth Fund
Institutional Class	4,666,280	$ 59,728,389
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	665,684	35,281,273
Fidelity Advisor Equity Income Fund
Institutional Class	2,025,273	60,515,162
Fidelity Advisor Growth & Income Fund
Institutional Class	2,464,415	46,330,996
Fidelity Advisor Large Cap Fund
Institutional Class	2,600,007	46,800,127
Fidelity Advisor Mid Cap Fund
Institutional Class	911,045	24,069,801
Fidelity Advisor Small Cap Fund
Institutional Class	725,606	17,929,726

TOTAL DOMESTIC EQUITY FUNDS		290,655,474
International Equity Funds 15.4%
Fidelity Advisor Diversified International
Fund Institutional Class	1,431,393	33,566,155
Fidelity Advisor Overseas Fund
Institutional Class	1,546,937	33,166,325

TOTAL INTERNATIONAL EQUITY FUNDS		66,732,480

TOTAL EQUITY FUNDS
(Cost $315,034,675)		357,387,954

Fixed Income Funds 17.5%

High Yield Fixed-Income Funds – 7.6%
Fidelity Advisor High Income Advantage
Fund Institutional Class	3,363,189	32,656,563
Investment Grade Fixed Income Funds 9.9%
Fidelity Advisor Government Investment
Fund Institutional Class	2,132,153	20,767,172
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,957,058	20,979,658
Fidelity Advisor Strategic Real Return
Fund Institutional Class	129,274	1,288,865

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		43,035,695

TOTAL FIXED-INCOME FUNDS
(Cost $75,853,547)		75,692,258
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $390,888,222)		$433,080,212

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

55 Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006
Assets
Investment in securities, at value (cost $390,888,222) — See accompanying schedule		$ 433,080,212
Cash		4,015
Receivable for investments sold		36,085
Receivable for fund shares sold		1,087,282
Total assets		434,207,594

Liabilities
Payable for investments purchased	$ 551,561
Payable for fund shares redeemed	575,784
Distribution fees payable	171,816
Other affiliated payables	7,864
Total liabilities		1,307,025

Net Assets		$ 432,900,569
Net Assets consist of:
Paid in capital		$ 382,298,843
Undistributed net investment income		475,086
Accumulated undistributed net realized gain (loss) on investments		7,934,650
Net unrealized appreciation (depreciation) on investments		42,191,990
Net Assets		$ 432,900,569

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($156,915,518 ÷ 11,648,988 shares)		$ 13.47
Maximum offering price per share (100/94.25 of $13.47)		$ 14.29
Class T:
Net Asset Value and redemption price per share ($184,028,584 ÷ 13,700,912 shares)		$ 13.43
Maximum offering price per share (100/96.50 of $13.43)		$ 13.92
Class B:
Net Asset Value and offering price per share ($43,098,850 ÷ 3,223,215 shares)A		$ 13.37
Class C:
Net Asset Value and offering price per share ($37,939,562 ÷ 2,837,837 shares)A		$ 13.37
Institutional Class:
Net Asset Value, offering price and redemption price per share ($10,918,055 ÷ 808,239 shares)		$ 13.51
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006
Investment Income
Income distributions from underlying funds		$ 4,443,085
Interest		15
Total income		4,443,100

Expenses
Management fee	$ 19,176
Distribution fees	1,575,564
Independent trustees’ compensation	1,259
Total expenses before reductions	1,595,999
Expense reductions	(5,324)	1,590,675

Net investment income (loss)		2,852,425
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	92,053
Capital gain distributions from underlying funds	8,711,513	8,803,566
Change in net unrealized appreciation (depreciation) on underlying funds		35,545,698
Net gain (loss)		44,349,264
Net increase (decrease) in net assets resulting from operations		$ 47,201,689

See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 2,852,425	$ 1,851,071
Net realized gain (loss)		8,803,566	1,016,872
Change in net unrealized appreciation (depreciation)		35,545,698	4,336,680
Net increase (decrease) in net assets resulting from operations		47,201,689	7,204,623
Distributions to shareholders from net investment income		(2,377,341)	(1,985,403)
Distributions to shareholders from net realized gain		(1,802,422)	(16,365)
Total distributions		(4,179,763)	(2,001,768)
Share transactions - net increase (decrease)		164,372,570	142,242,099
Total increase (decrease) in net assets		207,394,496	147,444,954

Net Assets
Beginning of period		225,506,073	78,061,119
End of period (including undistributed net investment income of $475,086 and undistributed net investment income of
$131,528, respectively)		$ 432,900,569	$ 225,506,073

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.18	.11
Net realized and unrealized gain (loss)	1.70	.30	1.46
Total from investment operations	1.85	.48	1.57
Distributions from net investment income	(.11)	(.15)	(.09)
Distributions from net realized gain	(.08)	—I	—
Total distributions	(.19)	(.15)	(.09)
Net asset value, end of period	$ 13.47	$ 11.81	$ 11.48
Total ReturnB,C,D	15.84%	4.19%	15.68%
Ratios to Average Net AssetsF,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.26%	.33%	.33%A
Expenses net of all reductions	.26%	.33%	.33%A
Net investment income (loss)	1.17%	1.55%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate	4%	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

57 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.15	.09
Net realized and unrealized gain (loss)	1.70	.30	1.46
Total from investment operations	1.81	.45	1.55
Distributions from net investment income	(.09)	(.14)	(.08)
Distributions from net realized gain	(.08)	—I	—
Total distributions	(.16)J	(.14)	(.08)
Net asset value, end of period	$ 13.43	$ 11.78	$ 11.47
Total ReturnB,C,D	15.52%	3.91%	15.53%
Ratios to Average Net AssetsF,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.51%	.58%	.58%A
Expenses net of all reductions	.51%	.58%	.58%A
Net investment income (loss)	92%	1.30%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate	4%	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.
J Total distribution of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.09	.05
Net realized and unrealized gain (loss)	1.70	.30	1.46
Total from investment operations	1.75	.39	1.51
Distributions from net investment income	(.05)	(.09)	(.07)
Distributions from net realized gain	(.07)	—I	—
Total distributions	(.12)	(.09)	(.07)
Net asset value, end of period	$ 13.37	$ 11.74	$ 11.44
Total ReturnB,C,D	14.96%	3.41%	15.12%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.42%	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate	4%	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.09	.05
Net realized and unrealized gain (loss)	1.70	.30	1.46
Total from investment operations	1.75	.39	1.51
Distributions from net investment income	(.05)	(.09)	(.07)
Distributions from net realized gain	(.07)	—I	—
Total distributions	(.12)	(.09)	(.07)
Net asset value, end of period	$ 13.37	$ 11.74	$ 11.44
Total ReturnB,C,D	14.99%	3.41%	15.12%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.42%	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate	4%	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.18	.21	.13
Net realized and unrealized gain (loss)	1.71	.31	1.45
Total from investment operations	1.89	.52	1.58
Distributions from net investment income	(.13)	(.17)	(.09)
Distributions from net realized gain	(.09)	—H	—
Total distributions	(.22)	(.17)	(.09)
Net asset value, end of period	$ 13.51	$ 11.84	$ 11.49
Total ReturnB,C	16.10%	4.50%	15.83%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.07%A
Net investment income (loss)	1.42%	1.80%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate	4%	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

59 Annual Report

Fidelity Advisor Freedom 2035 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	14.0	13.9
Fidelity Advisor Equity Growth
Fund Institutional Class	8.3	7.2
Fidelity Advisor Equity Income
Fund Institutional Class	14.4	13.9
Fidelity Advisor Growth & Income
Fund Institutional Class	10.6	13.0
Fidelity Advisor Large Cap Fund
Institutional Class	10.6	13.0
Fidelity Advisor Mid Cap Fund
Institutional Class	5.4	4.4
Fidelity Advisor Small Cap Fund
Institutional Class	4.2	4.1
	67.5	69.5
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	7.9	7.0
Fidelity Advisor Overseas Fund
Institutional Class	7.6	6.9
	15.5	13.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	8.3	8.6
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	4.1	4.0
Fidelity Advisor Intermediate Bond
Fund Institutional Class	4.2	4.0
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.4	0.0
	8.7	8.0
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report 60

Fidelity Advisor Freedom 2035 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 83.0%
	Shares	Value (Note 1)
Domestic Equity Funds 67.5%
Fidelity Advisor Dividend Growth Fund
Institutional Class	1,365,036	$ 17,472,464
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	195,291	10,350,429
Fidelity Advisor Equity Income Fund
Institutional Class	600,725	17,949,649
Fidelity Advisor Growth & Income Fund
Institutional Class	705,459	13,262,624
Fidelity Advisor Large Cap Fund
Institutional Class	734,960	13,229,280
Fidelity Advisor Mid Cap Fund
Institutional Class	253,680	6,702,233
Fidelity Advisor Small Cap Fund
Institutional Class	213,700	5,280,534

TOTAL DOMESTIC EQUITY FUNDS		84,247,213
International Equity Funds 15.5%
Fidelity Advisor Diversified International
Fund Institutional Class	423,144	9,922,727
Fidelity Advisor Overseas Fund
Institutional Class	441,714	9,470,349

TOTAL INTERNATIONAL EQUITY FUNDS		19,393,076

TOTAL EQUITY FUNDS
(Cost $93,493,516)		103,640,289

Fixed Income Funds 17.0%

High Yield Fixed-Income Funds – 8.3%
Fidelity Advisor High Income
Advantage Fund Institutional Class	1,073,833	10,426,918
Investment Grade Fixed Income Funds 8.7%
Fidelity Advisor Government Investment
Fund Institutional Class	527,499	5,137,842
Fidelity Advisor Intermediate Bond Fund
Institutional Class	488,486	5,236,570
Fidelity Advisor Strategic Real Return
Fund Institutional Class	49,261	491,135

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		10,865,547

TOTAL FIXED-INCOME FUNDS
(Cost $21,277,759)		21,292,465
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $114,771,275)		$ 124,932,754

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

61 Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities
	March 31, 2006

Assets
Investment in securities, at value (cost $114,771,275) — See accompanying schedule		$ 124,932,754
Cash		58
Receivable for fund shares sold		371,323
Total assets		125,304,135

Liabilities
Payable for investments purchased	$ 291,929
Payable for fund shares redeemed	79,299
Distribution fees payable	50,183
Other affiliated payables	2,891
Total liabilities		424,302

Net Assets		$ 124,879,833
Net Assets consist of:
Paid in capital		$ 112,473,106
Undistributed net investment income		2,651
Accumulated undistributed net realized gain (loss) on investments		2,242,597
Net unrealized appreciation (depreciation) on investments		10,161,479
Net Assets		$ 124,879,833
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($49,877,180 ÷ 3,936,072 shares)		$ 12.67
Maximum offering price per share (100/94.25 of $12.67)		$ 13.44
Class T:
Net Asset Value and redemption price per share ($45,421,394 ÷ 3,600,372 shares)		$ 12.62
Maximum offering price per share (100/96.50 of $12.62)		$ 13.08
Class B:
Net Asset Value and offering price per share ($15,351,127 ÷ 1,223,863 shares)A		$ 12.54
Class C:
Net Asset Value and offering price per share ($12,023,217 ÷ 957,712 shares)A		$ 12.55
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,206,915 ÷ 173,699 shares)		$ 12.71
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying funds		$ 1,152,372
Interest		52
Total income		1,152,424

Expenses
Management fee	$ 3,848
Distribution fees	413,377
Independent trustees’ compensation	307
Total expenses before reductions	417,532
Expense reductions	(1,125)	416,407

Net investment income (loss)		736,017
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	38,288
Capital gain distributions from underlying funds	2,378,113	2,416,401
Change in net unrealized appreciation (depreciation) on underlying funds		9,386,127
Net gain (loss)		11,802,528
Net increase (decrease) in net assets resulting from operations		$ 12,538,545

See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 736,017	$ 295,234
Net realized gain (loss)		2,416,401	130,957
Change in net unrealized appreciation (depreciation)		9,386,127	674,970
Net increase (decrease) in net assets resulting from operations		12,538,545	1,101,161
Distributions to shareholders from net investment income		(733,367)	(351,658)
Distributions to shareholders from net realized gain		(249,712)	(788)
Total distributions		(983,079)	(352,446)
Share transactions - net increase (decrease)		69,137,683	38,278,752
Total increase (decrease) in net assets		80,693,149	39,027,467

Net Assets
Beginning of period		44,186,684	5,159,217
End of period (including undistributed net investment income of $2,651 and undistributed net investment income of $0,
respectively)		$ 124,879,833	$ 44,186,684

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.14	.19	.07
Net realized and unrealized gain (loss)	1.62	.32	.72
Total from investment operations	1.76	.51	.79
Distributions from net investment income	(.11)	(.15)	(.09)
Distributions from net realized gain	(.04)	—I	—
Total distributions	(.15)	(.15)	(.09)
Net asset value, end of period	$ 12.67	$ 11.06	$ 10.70
Total Return B,C,D	16.03%	4.76%	7.88%
Ratios to Average Net Assets F,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.25%	.33%	.33%A
Expenses net of all reductions	.25%	.33%	.33%A
Net investment income (loss)	1.20%	1.71%	1.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate	4%	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

63 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.16	.06
Net realized and unrealized gain (loss)	1.63	.31	.71
Total from investment operations	1.74	.47	.77
Distributions from net investment income	(.10)	(.14)	(.08)
Distributions from net realized gain	(.04)	—I	—
Total distributions	(.14)	(.14)	(.08)
Net asset value, end of period	$ 12.62	$ 11.02	$ 10.69
Total Return B,C,D	15.84%	4.37%	7.73%
Ratios to Average Net Assets F,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.50%	.58%	.58%A
Expenses net of all reductions	.50%	.58%	.58%A
Net investment income (loss)	.95%	1.46%	1.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate	4%	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.10	.04
Net realized and unrealized gain (loss)	1.61	.32	.71
Total from investment operations	1.66	.42	.75
Distributions from net investment income	(.06)	(.11)	(.08)
Distributions from net realized gain	(.04)	—I	—
Total distributions	(.10)	(.11)	(.08)
Net asset value, end of period	$ 12.54	$ 10.98	$ 10.67
Total Return B,C,D	15.17%	3.88%	7.48%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.08%	1.08%A
Net investment income (loss)	.45%	.96%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate	4%	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.10	.04
Net realized and unrealized gain (loss)	1.61	.32	.72
Total from investment operations	1.66	.42	.76
Distributions from net investment income	(.06)	(.11)	(.08)
Distributions from net realized gain	(.04)	—I	—
Total distributions	(.10)	(.11)	(.08)
Net asset value, end of period	$ 12.55	$ 10.99	$ 10.68
Total Return B,C,D	15.15%	3.87%	7.58%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%	1.08%	1.08%A
Expenses net of all reductions	1.00%	1.08%	1.08%A
Net investment income (loss)	.45%	.96%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate	4%	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period November 6, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
I Amount represents less than $.01 per share.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.17	.21	.08
Net realized and unrealized gain (loss)	1.64	.31	.72
Total from investment operations	1.81	.52	.80
Distributions from net investment income	(.13)	(.16)	(.09)
Distributions from net realized gain	(.04)	—H	—
Total distributions	(.17)	(.16)	(.09)
Net asset value, end of period	$ 12.71	$ 11.07	$ 10.71
Total Return B,C	16.45%	4.87%	7.98%
Ratios to Average Net Assets E,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	1.45%	1.96%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,207	$ 467	$ 216
Portfolio turnover rate	4%	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

65 Annual Report

Fidelity Advisor Freedom 2040 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	14.4	13.7
Fidelity Advisor Equity Growth
Fund Institutional Class	8.4	7.1
Fidelity Advisor Equity Income
Fund Institutional Class	14.3	13.6
Fidelity Advisor Growth & Income
Fund Institutional Class	10.7	13.6
Fidelity Advisor Large Cap Fund
Institutional Class	10.6	13.5
Fidelity Advisor Mid Cap Fund
Institutional Class	5.6	4.3
Fidelity Advisor Small Cap Fund
Institutional Class	4.1	4.2
	68.1	70.0
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	8.6	7.6
Fidelity Advisor Overseas Fund
Institutional Class	8.4	7.5
	17.0	15.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	9.9	9.9
Investment Grade Fixed-Income
Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	2.4	2.5
Fidelity Advisor Intermediate Bond
Fund Institutional Class	2.4	2.5
Fidelity Advisor Strategic Real
Return Fund Institutional Class	0.2	0.0
	5.0	5.0
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The ”six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The ”current” allocation is based on the fund’s holdings as of March 31, 2006. The ”expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report 66

Fidelity Advisor Freedom 2040 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 85.1%
	Shares	Value (Note 1)
Domestic Equity Funds 68.1%
Fidelity Advisor Dividend Growth Fund
Institutional Class	3,923,946	$ 50,226,515
Fidelity Advisor Equity Growth Fund
Institutional Class (a)	554,402	29,383,301
Fidelity Advisor Equity Income Fund
Institutional Class	1,671,589	49,947,084
Fidelity Advisor Growth & Income Fund
Institutional Class	1,993,266	37,473,410
Fidelity Advisor Large Cap Fund
Institutional Class	2,065,366	37,176,582
Fidelity Advisor Mid Cap Fund
Institutional Class	745,462	19,695,112
Fidelity Advisor Small Cap Fund
Institutional Class	574,334	14,191,794

TOTAL DOMESTIC EQUITY FUNDS		238,093,798
International Equity Funds 17.0%
Fidelity Advisor Diversified International
Fund Institutional Class	1,273,123	29,854,743
Fidelity Advisor Overseas Fund
Institutional Class	1,375,942	29,500,193

TOTAL INTERNATIONAL EQUITY FUNDS		59,354,936

TOTAL EQUITY FUNDS
(Cost $264,001,949)		297,448,734

Fixed Income Funds 14.9%

High Yield Fixed-Income Funds – 9.9%
Fidelity Advisor High Income
Advantage Fund Institutional Class	3,555,889	34,527,678
Investment Grade Fixed Income Funds 5.0%
Fidelity Advisor Government Investment
Fund Institutional Class	868,325	8,457,481
Fidelity Advisor Intermediate Bond Fund
Institutional Class	791,274	8,482,452
Fidelity Advisor Strategic Real Return
Fund Institutional Class	55,974	558,057

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		17,497,990

TOTAL FIXED-INCOME FUNDS
(Cost $51,377,683)		52,025,668
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $315,379,632)		$ 349,474,402

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

67 Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities
	March 31, 2006

Assets
Investment in securities, at value (cost $315,379,632) — See accompanying schedule		$ 349,474,402
Cash		6
Receivable for investments sold		9,500
Receivable for fund shares sold		1,532,115
Total assets		351,016,023

Liabilities
Payable for investments purchased	$ 1,027,751
Payable for fund shares redeemed	513,902
Distribution fees payable	139,763
Other affiliated payables	6,912
Total liabilities		1,688,328

Net Assets		$ 349,327,695
Net Assets consist of:
Paid in capital		$ 308,584,162
Undistributed net investment income		155,872
Accumulated undistributed net realized gain (loss) on investments		6,492,891
Net unrealized appreciation (depreciation) on investments		34,094,770
Net Assets		$ 349,327,695
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($133,817,369 ÷ 9,677,102 shares)		$ 13.83
Maximum offering price per share (100/94.25 of $13.83)		$ 14.67
Class T:
Net Asset Value and redemption price per share ($136,678,653 ÷ 9,909,900 shares)		$ 13.79
Maximum offering price per share (100/96.50 of $13.79)		$ 14.29
Class B:
Net Asset Value and offering price per share ($32,658,207 ÷ 2,383,695 shares)A		$ 13.70
Class C:
Net Asset Value and offering price per share ($38,946,608 ÷ 2,843,691 shares)A		$ 13.70
Institutional Class:
Net Asset Value, offering price and redemption price per share ($7,226,858 ÷ 521,117 shares)		$ 13.87
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying funds		$ 3,482,841

Expenses
Management fee	$ 13,998
Distribution fees	1,240,320
Independent trustees’ compensation	959
Total expenses before reductions	1,255,277
Expense reductions	(4,008)	1,251,269

Net investment income (loss)		2,231,572
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	18,879
Capital gain distributions from underlying funds	7,157,905	7,176,784
Change in net unrealized appreciation (depreciation) on underlying funds		29,421,318
Net gain (loss)		36,598,102
Net increase (decrease) in net assets resulting from operations		$ 38,829,674

See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Statement of Changes in Net Assets
		Year ended	Year ended
		March 31,	March 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 2,231,572	$ 1,078,538
Net realized gain (loss)		7,176,784	530,762
Change in net unrealized appreciation (depreciation)		29,421,318	3,286,735
Net increase (decrease) in net assets resulting from operations		38,829,674	4,896,035
Distributions to shareholders from net investment income		(2,075,700)	(1,190,067)
Distributions to shareholders from net realized gain		(1,111,246)	—
Total distributions		(3,186,946)	(1,190,067)
Share transactions - net increase (decrease)		151,023,971	115,613,636
Total increase (decrease) in net assets		186,666,699	119,319,604

Net Assets
Beginning of period		162,660,996	43,341,392
End of period (including undistributed net investment income of $155,872 and undistributed net investment income of
$26,420, respectively)		$ 349,327,695	$ 162,660,996

Financial Highlights Class A
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.18	.12
Net realized and unrealized gain (loss)	1.84	.39	1.60
Total from investment operations	1.99	.57	1.72
Distributions from net investment income	(.12)	(.16)	(.10)
Distributions from net realized gain	(.07)	—	—
Total distributions	(.19)	(.16)	(.10)
Net asset value, end of period	$ 13.83	$ 12.03	$ 11.62
Total Return B,C,D	16.65%	4.87%	17.19%
Ratios to Average Net Assets F,H
Expenses before reductions	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.26%	.33%	.33%A
Expenses net of all reductions	.26%	.33%	.33%A
Net investment income (loss)	1.18%	1.50%	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$133,817	$ 51,718	$ 9,666
Portfolio turnover rate	4%	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

69 Annual Report

Financial Highlights Class T
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.15	.10
Net realized and unrealized gain (loss)	1.83	.38	1.59
Total from investment operations	1.95	.53	1.69
Distributions from net investment income	(.10)	(.13)	(.09)
Distributions from net realized gain	(.06)	—	—
Total distributions	(.16)	(.13)	(.09)
Net asset value, end of period	$ 13.79	$ 12.00	$ 11.60
Total Return B,C,D	16.35%	4.57%	16.93%
Ratios to Average Net Assets F,H
Expenses before reductions	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.51%	.58%	.58%A
Expenses net of all reductions	.51%	.58%	.58%A
Net investment income (loss)	.93%	1.25%	1.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate	4%	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights Class B
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.09	.06
Net realized and unrealized gain (loss)	1.83	.38	1.60
Total from investment operations	1.88	.47	1.66
Distributions from net investment income	(.06)	(.10)	(.09)
Distributions from net realized gain	(.06)	—	—
Total distributions	(.12)	(.10)	(.09)
Net asset value, end of period	$ 13.70	$ 11.94	$ 11.57
Total Return B,C,D	15.81%	4.04%	16.58%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.43%	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate	4%	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.
Annual Report	70

Financial Highlights Class C
Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.09	.06
Net realized and unrealized gain (loss)	1.83	.38	1.59
Total from investment operations	1.88	.47	1.65
Distributions from net investment income	(.06)	(.10)	(.08)
Distributions from net realized gain	(.06)	—	—
Total distributions	(.12)	(.10)	(.08)
Net asset value, end of period	$ 13.70	$ 11.94	$ 11.57
Total Return B,C,D	15.82%	4.04%	16.53%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.01%	1.08%	1.08%A
Net investment income (loss)	.43%	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate	4%	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the underlying funds.
G For the period July 24, 2003 (commencement of operations) to March 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights Institutional Class
Years ended March 31,	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.18	.21	.13
Net realized and unrealized gain (loss)	1.85	.38	1.60
Total from investment operations	2.03	.59	1.73
Distributions from net investment income	(.14)	(.17)	(.10)
Distributions from net realized gain	(.07)	—	—
Total distributions	(.21)	(.17)	(.10)
Net asset value, end of period	$ 13.87	$ 12.05	$ 11.63
Total Return B,C	16.99%	5.07%	17.34%
Ratios to Average Net Assets E,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	1.43%	1.75%	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate	4%	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

71 Annual Report

Notes to Financial Statements For the period ended March 31, 2006

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund and Advisor Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds invest primarily in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gain distributions from Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

				Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
	Income Tax Purposes	Appreciation	Depreciation	(Depreciation)
Advisor Freedom Income	$ 69,700,308	$ 2,099,665	$ (1,130,204)	$ 969,461
Advisor Freedom 2005	40,887,918	2,510,537	(430,743)	2,079,794
Advisor Freedom 2010	354,761,350	23,151,864	(4,844,121)	18,307,743
Advisor Freedom 2015	330,312,966	22,699,974	(3,138,919)	19,561,055
Advisor Freedom 2020	674,851,445	65,715,328	(5,440,227)	60,275,101
Advisor Freedom 2025	245,036,083	21,565,559	(1,438,952)	20,126,607
Advisor Freedom 2030	390,888,878	43,757,852	(1,566,518)	42,191,334
Advisor Freedom 2035	114,771,413	10,557,946	(396,605)	10,161,341
Advisor Freedom 2040	315,380,054	34,832,513	(738,165)	34,094,348

Annual Report

72

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

			Undistributed
		Undistributed	Long-term
		Ordinary Income	Capital Gain
Advisor Freedom Income		$ 219,609	$ 442,156
Advisor Freedom 2005		162,644	518,830
Advisor Freedom 2010		1,447,647	4,760,938
Advisor Freedom 2015		984,245	4,733,886
Advisor Freedom 2020		1,867,050	13,384,984
Advisor Freedom 2025		443,575	4,477,357
Advisor Freedom 2030		565,464	7,844,928
Advisor Freedom 2035		111,066	2,134,322
Advisor Freedom 2040		356,945	6,292,237

The tax character of distributions paid was as follows:

March 31, 2006
	Ordinary	Long-term
	Income	Capital Gains	Total
Advisor Freedom Income	$ 1,513,067	$ 144,130	$ 1,657,197
Advisor Freedom 2005	621,106	89,791	710,897
Advisor Freedom 2010	5,639,391	775,835	6,415,226
Advisor Freedom 2015	3,990,749	477,777	4,468,526
Advisor Freedom 2020	7,886,283	1,712,913	9,599,196
Advisor Freedom 2025	2,446,690	248,535	2,695,225
Advisor Freedom 2030	3,352,916	826,847	4,179,763
Advisor Freedom 2035	889,584	93,495	983,079
Advisor Freedom 2040	2,735,694	451,252	3,186,946

March 31, 2005
	Ordinary	Long-term
	Income	Capital Gains	Total
Advisor Freedom Income	$ 704,332	$ 35,147	$ 739,479
Advisor Freedom 2005	231,296	3,243	234,539
Advisor Freedom 2010	2,581,854	17,590	2,599,444
Advisor Freedom 2015	1,216,211	6,337	1,222,548
Advisor Freedom 2020	4,439,939	68,080	4,508,019
Advisor Freedom 2025	647,465	1,629	649,094
Advisor Freedom 2030	1,985,403	16,365	2,001,768
Advisor Freedom 2035	330,752	21,694	352,446
Advisor Freedom 2040	1,190,067	—	1,190,067

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

73 Annual Report

Notes to Financial Statements continued

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.
	Purchases ($)	Redemptions ($)
Advisor Freedom Income	24,713,712	13,299,690
Advisor Freedom 2005	29,342,440	11,337,422
Advisor Freedom 2010	148,806,647	21,225,849
Advisor Freedom 2015	188,651,266	8,880,461
Advisor Freedom 2020	304,380,004	34,179,267
Advisor Freedom 2025	132,628,269	8,807,768
Advisor Freedom 2030	182,902,917	11,088,376
Advisor Freedom 2035	74,728,399	3,429,443
Advisor Freedom 2040	166,901,729	9,607,568

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related ser vices. As of May 1, 2005, Strategic Advisers contractually agreed to eliminate the .10% management fee. On May 19, 2005, the Board of Trustees ap proved amendments to the management contracts. Under the amended contracts the funds no longer pay management fees.

Prior to May 19, 2005, the funds paid a monthly management fee to Strategic Advisers. The management fee was computed at an annual rate of .10% of the funds’ average net assets. The management fee was reduced by an amount equal to the fees and expenses paid by the funds to the independent Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and admin istrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all ex penses of each fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. The funds do not pay any fees for these services. Effec tive May 19, 2005, FMR no longer received fees for services under the administration agreement.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
Advisor Freedom Income	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 34,548	$ 56
Class T	.25%	.25%	155,124	—
Class B	.75%	.25%	46,860	35,147
Class C	.75%	.25%	143,907	36,856
			$ 380,439	$ 72,059
Advisor Freedom 2005
Class A	0%	.25%	$ 25,895	$ 559
Class T	.25%	.25%	63,139	842
Class B	.75%	.25%	33,541	25,712
Class C	.75%	.25%	64,757	27,171
			$ 187,332	$ 54,284
Advisor Freedom 2010
Class A	0%	.25%	$ 269,607	$ 816
Class T	.25%	.25%	593,381	369
Class B	.75%	.25%	305,776	229,333
Class C	.75%	.25%	328,340	108,873
			$ 1,497,104	$ 339,391
Advisor Freedom 2015
Class A	0%	.25%	$ 204,082	$ 488
Class T	.25%	.25%	448,360	—
Class B	.75%	.25%	263,580	197,685
Class C	.75%	.25%	266,485	134,804
			$ 1,182,507	$ 332,977

Annual Report

74

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan continued
	Distribution	Service	Paid to	Retained
Advisor Freedom 2020	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 503,132	$ 1,026
Class T	.25%	.25%	1,162,864	—
Class B	.75%	.25%	600,717	450,537
Class C	.75%	.25%	499,565	164,969
			$ 2,766,278	$ 616,532
Advisor Freedom 2025
Class A	0%	.25%	$ 221,027	$ 452
Class T	.25%	.25%	293,934	—
Class B	.75%	.25%	204,351	153,263
Class C	.75%	.25%	154,052	65,008
			$ 873,364	$ 218,723
Advisor Freedom 2030
Class A	0%	.25%	$ 263,620	$ 273
Class T	.25%	.25%	670,634	732
Class B	.75%	.25%	349,300	261,976
Class C	.75%	.25%	292,010	91,580
			$ 1,575,564	$ 354,561
Advisor Freedom 2035
Class A	0%	.25%	$ 74,063	$ 329
Class T	.25%	.25%	144,640	—
Class B	.75%	.25%	111,658	83,744
Class C	.75%	.25%	83,016	45,501
			$ 413,377	$ 129,574
Advisor Freedom 2040
Class A	0%	.25%	$ 216,852	$ 149
Class T	.25%	.25%	477,308	—
Class B	.75%	.25%	252,659	189,495
Class C	.75%	.25%	293,501	112,270
			$ 1,240,320	$ 301,914

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
Advisor Freedom Income	by FDC
Class A	$ 19,148
Class T	6,026
Class B*	15,880
Class C*	2,141
$ 43,195
Advisor Freedom 2005
Class A	$ 25,187
Class T	6,041
Class B*	5,814
Class C*	1,760
$ 38,802

75 Annual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates continued

Sales Load continued

Retained
Advisor Freedom 2010	by FDC
Class A	$ 110,780
Class T	28,167
Class B*	88,191
Class C*	6,243
$ 233,381
Advisor Freedom 2015
Class A	$ 169,873
Class T	33,577
Class B*	43,281
Class C*	7,170
$ 253,901
Advisor Freedom 2020
Class A	$ 238,254
Class T	46,834
Class B*	139,225
Class C*	9,106
$ 433,419
Advisor Freedom 2025
Class A	$ 145,000
Class T	22,639
Class B*	53,085
Class C*	4,097
$ 224,821
Advisor Freedom 2030
Class A	$ 139,670
Class T	29,995
Class B*	90,562
Class C*	5,622
$ 265,849
Advisor Freedom 2035
Class A	$ 77,413
Class T	12,495
Class B*	28,435
Class C*	2,020
$ 120,363
Advisor Freedom 2040
Class A	$ 128,065
Class T	20,786
Class B*	65,798
Class C*	6,512
$ 221,161

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

76

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable fund were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Advisor Freedom Income
Class A	.33% - .25%*	$ 243
Class T	.58% - .50%*	617
Class B	1.08% - 1.00%*	89
Class C	1.08% - 1.00%*	300
Institutional Class	.08% - .00%*	14
Advisor Freedom 2005
Class A	.33% - .25%*	156
Class T	.58% - .50%*	184
Class B	1.08% - 1.00%*	56
Class C	1.08% - 1.00%*	116
Institutional Class	.08% - .00%*	15
Advisor Freedom 2010
Class A	.33% - .25%*	1,803
Class T	.58% - .50%*	2,047
Class B	1.08% - 1.00%*	580
Class C	1.08% - 1.00%*	608
Institutional Class	.08% - .00%*	130
Advisor Freedom 2015
Class A	.33% - .25%*	1,146
Class T	.58% - .50%*	1,372
Class B	1.08% - 1.00%*	443
Class C	1.08% - 1.00%*	449
Institutional Class	.08% - .00%*	288
Advisor Freedom 2020
Class A	.33% - .25%*	3,180
Class T	.58% - .50%*	3,941
Class B	1.08% - 1.00%*	1,073
Class C	1.08% - 1.00%*	887
Institutional Class	.08% - .00%*	268
Advisor Freedom 2025
Class A	.33% - .25%*	1,364
Class T	.58% - .50%*	887
Class B	1.08% - 1.00%*	323
Class C	1.08% - 1.00%*	246
Institutional Class	.08% - .00%*	51
Advisor Freedom 2030
Class A	.33% - .25%*	1,605
Class T	.58% - .50%*	2,251
Class B	1.08% - 1.00%*	618
Class C	1.08% - 1.00%*	496
Institutional Class	.08% - .00%*	164

77 Annual Report

Notes to Financial Statements continued

5. Expense Reductions - continued

	Expense	Reimbursement
	Limitations	from adviser
Advisor Freedom 2035
Class A	.33% - .25%*	397
Class T	.58% - .50%*	405
Class B	1.08% - 1.00%*	162
Class C	1.08% - 1.00%*	131
Institutional Class	.08% - .00%*	13
Advisor Freedom 2040
Class A	.33% - .25%*	1,278
Class T	.58% - .50%*	1,549
Class B	1.08% - 1.00%*	427
Class C	1.08% - 1.00%*	504
Institutional Class	.08% - .00%*	96
* Expense limitation in effect at period end.

In addition, through arrangements with each applicable fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s management fee. During the period, these credits reduced management fee by the following amounts:

Advisor Freedom Income	$ 3
Advisor Freedom 2005	4
Advisor Freedom 2010	81
Advisor Freedom 2015	13
Advisor Freedom 2020	267
Advisor Freedom 2025	4
Advisor Freedom 2030	190
Advisor Freedom 2035	17
Advisor Freedom 2040	154

6. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund’s net assets. The funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held

Fidelity Advisor Large Cap Fund	25%
Fidelity Advisor Government Investment Fund	28%

Annual Report

78

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Years ended March 31,
	2006	2005
Advisor Freedom Income
From net investment income
Class A	$ 360,423	$ 156,915
Class T	716,147	358,648
Class B	85,800	44,872
Class C	263,465	134,067
Institutional Class	29,580	10,148
Total	$ 1,455,415	$ 704,650
From net realized gain
Class A	$ 35,475	$ 5,263
Class T	101,688	15,048
Class B	15,014	3,971
Class C	47,334	10,183
Institutional Class	2,271	364
Total	$ 201,782	$ 34,829
Advisor Freedom 2005
From net investment income
Class A	$ 206,518	$ 72,744
Class T	208,572	71,074
Class B	38,357	23,488
Class C	78,865	54,062
Institutional Class	27,052	9,928
Total	$ 559,364	$ 231,296
From net realized gain
Class A	$ 40,250	$ 817
Class T	62,014	951
Class B	14,837	646
Class C	29,953	641
Institutional Class	4,479	188
Total	$ 151,533	$ 3,243
Advisor Freedom 2010
From net investment income
Class A	$ 2,171,009	$ 896,266
Class T	2,009,465	1,070,938
Class B	367,156	244,225
Class C	407,816	262,890
Institutional Class	180,656	104,924
Total	$ 5,136,102	$ 2,579,243
From net realized gain
Class A	$ 441,149	$ 6,722
Class T	514,332	7,134
Class B	144,772	3,175
Class C	147,544	2,556
Institutional Class	31,327	614
Total	$ 1,279,124	$ 20,201

79 Annual Report

Notes to Financial Statements continued

7. Distributions to Shareholders - continued
	Years ended March 31,
	2006	2005
Advisor Freedom 2015
From net investment income
Class A	$ 1,356,176	$ 362,175
Class T	1,245,899	450,450
Class B	232,461	125,071
Class C	245,384	117,958
Institutional Class	257,756	160,357
Total	$ 3,337,676	$ 1,216,011
From net realized gain
Class A	$ 361,841	$ 1,578
Class T	431,884	1,718
Class B	129,149	1,172
Class C	130,303	898
Institutional Class	77,673	1,171
Total	$ 1,130,850	$ 6,537
Advisor Freedom 2020
From net investment income
Class A	$ 2,883,663	$ 1,730,029
Class T	2,628,309	1,789,888
Class B	420,463	435,029
Class C	364,285	327,289
Institutional Class	243,104	157,704
Total	$ 6,539,824	$ 4,439,939
From net realized gain
Class A	$ 1,061,003	$ 27,378
Class T	1,308,678	23,535
Class B	326,977	9,581
Class C	276,300	6,642
Institutional Class	86,414	944
Total	$ 3,059,372	$ 68,080
Advisor Freedom 2025
From net investment income
Class A	$ 1,121,310	$ 224,481
Class T	596,908	274,089
Class B	141,241	77,176
Class C	106,449	61,009
Institutional Class	40,310	10,710
Total	$ 2,006,218	$ 647,465
From net realized gain
Class A	$ 347,287	$ 430
Class T	210,648	395
Class B	67,889	443
Class C	51,620	333
Institutional Class	11,563	28
Total	$ 689,007	$ 1,629

Annual Report

80

7. Distributions to Shareholders - continued
	Years ended March 31,
	2006	2005
Advisor Freedom 2030
From net investment income
Class A	$ 1,047,937	$ 638,944
Class T	974,321	938,314
Class B	133,986	178,105
Class C	126,130	146,090
Institutional Class	94,967	83,950
Total	$ 2,377,341	$ 1,985,403
From net realized gain
Class A	$ 622,840	$ 5,495
Class T	768,934	5,920
Class B	191,018	2,610
Class C	157,380	1,897
Institutional Class	62,250	443
Total	$ 1,802,422	$ 16,365
Advisor Freedom 2035
From net investment income
Class A	$ 336,621	$ 138,492
Class T	271,292	124,168
Class B	62,536	48,334
Class C	46,277	34,996
Institutional Class	16,641	5,668
Total	$ 733,367	$ 351,658
From net realized gain
Class A	$ 92,405	$ 272
Class T	90,299	213
Class B	36,328	175
Class C	27,177	105
Institutional Class	3,503	23
Total	$ 249,712	$ 788
Advisor Freedom 2040
From net investment income
Class A	$ 950,126	$ 357,270
Class T	792,429	516,094
Class B	121,700	124,906
Class C	148,642	140,661
Institutional Class	62,803	51,136
Total	$ 2,075,700	$ 1,190,067
From net realized gain
Class A	$ 407,878	$ —
Class T	422,998	—
Class B	116,257	—
Class C	134,587	—
Institutional Class	29,526	—
Total	$ 1,111,246	$ —

81 Annual Report

Notes to Financial Statements continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2006	2005	2006	2005
Advisor Freedom Income
Class A
Shares sold	1,248,334	728,210	$ 13,023,137	$ 7,481,125
Reinvestment of distributions	34,742	13,977	361,381	144,254
Shares redeemed	(504,418)	(241,418)	(5,262,926)	(2,487,639)
Net increase (decrease)	778,658	500,769	$ 8,121,592	$ 5,137,740
Class T
Shares sold	1,413,853	2,252,617	$ 14,717,233	$ 23,261,446
Reinvestment of distributions	74,755	34,674	776,259	358,020
Shares redeemed	(1,217,170)	868,775)	(12,681,876)	(8,962,920)
Net increase (decrease)	271,438	1,418,516	$ 2,811,616	$ 14,656,546
Class B
Shares sold	151,645	202,570	$ 1,576,981	$ 2,078,692
Reinvestment of distributions	8,915	4,403	92,494	45,378
Shares redeemed	(129,511)	(125,605)	(1,343,127)	(1,287,886)
Net increase (decrease)	31,049	81,368	$ 326,348	$ 836,184
Class C
Shares sold	424,993	888,712	$ 4,420,146	$ 9,098,996
Reinvestment of distributions	22,295	10,052	231,247	103,577
Shares redeemed	(514,989)	(419,464)	(5,366,087)	(4,313,437)
Net increase (decrease)	(67,701)	479,300	$ (714,694)	$ 4,889,136
Institutional Class
Shares sold	110,433	42,061	$ 1,154,968	$ 432,907
Reinvestment of distributions	2,279	760	23,731	7,846
Shares redeemed	(65,692)	(16,642)	(691,013)	(170,939)
Net increase (decrease)	47,020	26,179	$ 487,686	$ 269,814
Advisor Freedom 2005
Class A
Shares sold	1,045,087	585,329	$ 11,488,136	$ 6,132,477
Reinvestment of distributions	20,715	6,487	227,182	69,326
Shares redeemed	(201,347)	(159,401)	(2,219,234)	(1,685,117)
Net increase (decrease)	864,455	432,415	$ 9,496,084	$ 4,516,686
Class T
Shares sold	1,419,295	772,833	$ 15,260,795	$ 8,098,797
Reinvestment of distributions	24,717	6,710	269,302	71,635
Shares redeemed	(970,234)	(218,069)	(10,565,587)	(2,293,607)
Net increase (decrease)	473,778	561,474	$ 4,964,510	$ 5,876,825
Class B
Shares sold	122,820	192,162	$ 1,330,376	$ 2,010,191
Reinvestment of distributions	4,304	1,998	46,985	21,257
Shares redeemed	(48,057)	(48,192)	(526,073)	(503,088)
Net increase (decrease)	79,067	145,968	$ 851,288	$ 1,528,360
Class C
Shares sold	316,798	478,945	$ 3,462,176	$ 4,977,613
Reinvestment of distributions	8,537	4,388	93,176	46,808
Shares redeemed	(185,035)	(48,603)	(2,016,625)	(512,104)
Net increase (decrease)	140,300	434,730	$ 1,538,727	$ 4,512,317
Institutional Class
Shares sold	89,143	34,319	$ 967,402	$ 360,945
Reinvestment of distributions	2,817	860	31,000	9,166
Shares redeemed	(32,274)	(11,601)	(357,310)	(125,056)
Net increase (decrease)	59,686	23,578	$ 641,092	$ 245,055

Annual Report

82

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2006	2005	2006	2005
Advisor Freedom 2010
Class A
Shares sold	7,739,808	4,608,995	$ 88,298,046	$ 50,250,054
Reinvestment of distributions	223,520	78,688	2,536,606	872,410
Shares redeemed	(2,250,375)	(950,972)	(25,763,889)	(10,395,541)
Net increase (decrease)	5,712,953	3,736,711	$ 65,070,763	$ 40,726,923
Class T
Shares sold	7,216,617	7,487,847	$ 81,687,336	$ 81,779,426
Reinvestment of distributions	222,039	96,564	2,509,373	1,069,348
Shares redeemed	(3,900,266)	(1,698,806)	(44,179,760)	(18,462,716)
Net increase (decrease)	3,538,390	5,885,605	$ 40,016,949	$ 64,386,058
Class B
Shares sold	834,087	1,378,429	$ 9,388,818	$ 14,897,988
Reinvestment of distributions	40,955	20,499	460,771	226,286
Shares redeemed	(499,400)	(292,158)	(5,655,011)	(3,159,106)
Net increase (decrease)	375,642	1,106,770	$ 4,194,578	$ 11,965,168
Class C
Shares sold	1,335,196	1,743,474	$ 15,082,752	$ 18,868,200
Reinvestment of distributions	43,770	20,727	492,426	228,983
Shares redeemed	(585,637)	(295,172)	(6,617,347)	(3,194,192)
Net increase (decrease)	793,329	1,469,029	$ 8,957,831	$ 15,902,991
Institutional Class
Shares sold	700,184	496,890	$ 8,032,090	$ 5,380,233
Reinvestment of distributions	14,123	6,067	160,978	67,159
Shares redeemed	(282,482)	(155,576)	(3,270,359)	(1,710,806)
Net increase (decrease)	431,825	347,381	$ 4,922,709	$ 3,736,586
Advisor Freedom 2015
Class A
Shares sold	7,755,416	4,003,451	$ 87,784,785	$ 42,707,661
Reinvestment of distributions	148,528	31,923	1,681,279	349,281
Shares redeemed	(1,248,688)	(307,000)	(14,243,836)	(3,266,298)
Net increase (decrease)	6,655,256	3,728,374	$ 75,222,228	$ 39,790,644
Class T
Shares sold	7,331,499	5,141,514	$ 82,443,787	$ 54,603,890
Reinvestment of distributions	146,891	40,873	1,655,344	446,960
Shares redeemed	(2,069,563)	(458,057)	(23,392,515)	(4,861,368)
Net increase (decrease)	5,408,827	4,724,330	$ 60,706,616	$ 50,189,482
Class B
Shares sold	1,320,734	1,449,464	$ 14,714,003	$ 15,307,338
Reinvestment of distributions	29,554	10,737	331,712	117,212
Shares redeemed	(246,964)	(109,668)	(2,776,985)	(1,158,377)
Net increase(decrease)	1,103,324	1,350,533	$ 12,268,730	$ 14,266,173
Class C
Shares sold	1,634,319	1,505,221	$ 18,295,083	$ 15,938,225
Reinvestment of distributions	29,172	8,911	327,542	97,350
Shares redeemed	(398,401)	(90,162)	(4,467,845)	(956,104)
Net increase (decrease)	1,265,090	1,423,970	$ 14,154,780	$ 15,079,471
Institutional Class
Shares sold	1,374,943	1,325,729	$ 15,910,190	$ 14,281,479
Reinvestment of distributions	27,882	14,118	315,005	154,581
Shares redeemed	(330,682)	(176,462)	(3,761,478)	(1,867,613)
Net increase (decrease)	1,072,143	1,163,385	$ 12,463,717	$ 12,568,447
83 Annual Report

Notes to Financial Statements continued

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2006	2005	2006	2005
Advisor Freedom 2020
Class A
Shares sold	14,590,446	6,713,038	$ 177,880,434	$ 76,292,402
Reinvestment of distributions	318,258	146,966	3,855,895	1,714,049
Shares redeemed	(4,501,371)	(1,527,689)	(55,311,034)	(17,327,477)
Net increase (decrease)	10,407,333	5,332,315	$ 126,425,295	$ 60,678,974
Class T
Shares sold	13,438,162	12,699,220	$ 162,737,119	$ 143,541,530
Reinvestment of distributions	323,423	153,474	3,903,406	1,793,543
Shares redeemed	(6,053,700)	(2,089,785)	(73,680,929)	(23,854,402)
Net increase (decrease)	7,707,885	10,762,909	$ 92,959,596	$ 121,480,671
Class B
Shares sold	1,799,544	2,516,778	$ 21,593,687	$ 28,294,743
Reinvestment of distributions	59,314	36,057	711,860	420,877
Shares redeemed	(589,847)	(314,860)	(7,123,757)	(3,560,956)
Net increase (decrease)	1,269,011	2,237,975	$ 15,181,790	$ 25,154,664
Class C
Shares sold	2,110,159	2,324,713	$ 25,285,625	$ 26,225,111
Reinvestment of distributions	47,015	24,834	564,041	289,805
Shares redeemed	(773,044)	(332,947)	(9,282,747)	(3,727,954)
Net increase (decrease)	1,384,130	2,016,600	$ 16,566,919	$ 22,786,962
Institutional Class
Shares sold	845,222	926,868	$ 10,376,829	$ 10,370,986
Reinvestment of distributions	22,706	10,712	275,559	125,784
Shares redeemed	(254,821)	(107,358)	(3,125,257)	(1,238,107)
Net increase (decrease)	613,107	830,222	$ 7,527,131	$ 9,258,663
Advisor Freedom 2025
Class A
Shares sold	6,210,144	5,276,780	$ 72,280,640	$ 57,517,460
Reinvestment of distributions	124,720	19,938	1,454,965	222,747
Shares redeemed	(1,339,389)	(94,969)	(15,549,227)	(1,026,036)
Net increase(decrease)	4,995,475	5,201,749	$ 58,186,378	$ 56,714,171
Class T
Shares sold	4,779,347	3,762,442	$ 55,329,806	$ 40,548,861
Reinvestment of distributions	68,757	24,426	804,360	273,522
Shares redeemed	(1,422,431)	(656,224)	(16,584,794)	(7,186,110)
Net increase (decrease)	3,425,673	3,130,644	$ 39,549,372	$ 33,636,273
Class B
Shares sold	1,133,308	1,071,244	$ 12,946,544	$ 11,424,918
Reinvestment of distributions	17,249	6,592	200,192	73,482
Shares redeemed	(169,943)	(108,115)	(1,979,347)	(1,143,060)
Net increase (decrease)	980,614	969,721	$ 11,167,389	$ 10,355,340
Class C
Shares sold	835,184	854,961	$ 9,579,811	$ 9,116,240
Reinvestment of distributions	11,884	4,495	137,922	50,136
Shares redeemed	(185,560)	(64,614)	(2,143,096)	(685,152)
Net increase (decrease)	661,508	794,842	$ 7,574,637	$ 8,481,224
Institutional Class
Shares sold	395,871	190,349	$ 4,647,168	$ 2,059,061
Reinvestment of distributions	4,061	854	47,460	9,558
Shares redeemed	(157,588)	(37,209)	(1,829,481)	(408,139)
Net increase (decrease)	242,344	153,994	$ 2,865,147	$ 1,660,480

Annual Report

84

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2006	2005	2006	2005
Advisor Freedom 2030
Class A
Shares sold	7,622,210	3,725,720	$ 95,830,636	$ 43,285,155
Reinvestment of distributions	131,003	52,499	1,642,629	630,708
Shares redeemed	(1,657,097)	(653,805)	(20,896,249)	(7,592,923)
Net increase (decrease)	6,096,116	3,124,414	$ 76,577,016	$ 36,322,940
Class T
Shares sold	8,271,712	7,556,712	$ 103,937,897	$ 87,295,265
Reinvestment of distributions	138,114	76,945	1,718,369	924,403
Shares redeemed	(3,379,705)	(1,335,355)	(42,137,889)	(15,591,463)
Net increase (decrease)	5,030,121	6,298,302	$ 63,518,377	$ 72,628,205
Class B
Shares sold	1,157,095	1,441,453	$ 14,320,376	$ 16,551,682
Reinvestment of distributions	25,279	14,367	311,100	172,589
Shares redeemed	(314,426)	(169,554)	(3,917,552)	(1,953,216)
Net increase (decrease)	867,948	1,286,266	$ 10,713,924	$ 14,771,055
Class C
Shares sold	1,235,865	1,214,477	$ 15,380,567	$ 13,923,553
Reinvestment of distributions	20,600	10,905	254,461	131,015
Shares redeemed	(314,678)	(179,159)	(3,929,603)	(2,091,102)
Net increase (decrease)	941,787	1,046,223	$ 11,705,425	$ 11,963,466
Institutional Class
Shares sold	327,266	648,019	$ 4,137,340	$ 7,437,369
Reinvestment of distributions	9,043	4,103	113,199	49,211
Shares redeemed	(190,476)	(79,362)	(2,392,711)	(930,147)
Net increase (decrease)	145,833	572,760	$ 1,857,828	$ 6,556,433
Advisor Freedom 2035
Class A
Shares sold	2,810,083	1,306,403	$ 33,259,729	$ 14,223,336
Reinvestment of distributions	34,961	12,002	418,335	135,434
Shares redeemed	(291,205)	(112,316)	(3,451,031)	(1,200,215)
Net increase (decrease)	2,553,839	1,206,089	$ 30,227,033	$ 13,158,555
Class T
Shares sold	2,779,197	1,582,067	$ 32,690,026	$ 17,237,692
Reinvestment of distributions	30,222	10,972	359,343	123,545
Shares redeemed	(700,210)	(199,783)	(8,256,703)	(2,193,255)
Net increase (decrease)	2,109,209	1,393,256	$ 24,792,666	$ 15,167,982
Class B
Shares sold	677,778	567,399	$ 7,827,768	$ 6,107,462
Reinvestment of distributions	8,197	4,279	96,381	48,075
Shares redeemed	(92,314)	(46,723)	(1,090,117)	(510,531)
Net increase (decrease)	593,661	524,955	$ 6,834,032	$ 5,645,006
Class C
Shares sold	594,915	394,064	$ 6,913,576	$ 4,222,523
Reinvestment of distributions	5,735	2,802	67,452	31,509
Shares redeemed	(106,161)	(16,996)	(1,246,975)	(184,466)
Net increase (decrease)	494,489	379,870	$ 5,734,053	$ 4,069,566
Institutional Class
Shares sold	153,700	23,012	$ 1,815,954	$ 248,080
Reinvestment of distributions	1,611	480	19,381	5,406
Shares redeemed	(23,805)	(1,465)	(285,436)	(15,843)
Net increase (decrease)	131,506	22,027	$ 1,549,899	$ 237,643

85 Annual Report

Notes to Financial Statements continued

8. Share Transactions - continued

	Shares		Dollars
	Years ended March 31,		Years ended March 31,
	2006	2005	2006	2005
Advisor Freedom 2040
Class A
Shares sold	6,594,125	3,857,042	$ 84,779,212	$ 45,930,304
Reinvestment of distributions	103,322	28,564	1,336,258	350,714
Shares redeemed	(1,319,831)	(417,971)	(17,027,651)	(4,959,405)
Net increase (decrease)	5,377,616	3,467,635	$ 69,087,819	$ 41,321,613
Class T
Shares sold	6,934,246	4,878,040	$ 88,873,959	$ 57,327,142
Reinvestment of distributions	94,278	41,907	1,212,995	514,396
Shares redeemed	(2,629,297)	(1,063,534)	(33,492,621)	(12,602,134)
Net increase (decrease)	4,399,227	3,856,413	$ 56,594,333	$ 45,239,404
Class B
Shares sold	1,066,326	1,020,115	$ 13,457,885	$ 11,904,851
Reinvestment of distributions	18,114	9,751	229,826	119,452
Shares redeemed	(252,957)	(102,560)	(3,223,373)	(1,209,741)
Net increase (decrease)	831,483	927,306	$ 10,464,338	$ 10,814,562
Class C
Shares sold	1,277,719	1,473,064	$ 16,223,875	$ 17,144,955
Reinvestment of distributions	20,564	10,547	261,225	129,196
Shares redeemed	(279,598)	(259,960)	(3,548,799)	(3,017,274)
Net increase (decrease)	1,018,685	1,223,651	$ 12,936,301	$ 14,256,877
Institutional Class
Shares sold	291,937	384,780	$ 3,766,408	$ 4,445,168
Reinvestment of distributions	5,062	2,257	65,359	27,746
Shares redeemed	(147,050)	(41,149)	(1,890,587)	(491,734)
Net increase (decrease)	149,949	345,888	$ 1,941,180	$ 3,981,180

Annual Report

86

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods pre sented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circum stances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state ments, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund as of March 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the respective stated periods ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP Boston, Massachusetts May 16, 2006

87 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund’s activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund’s performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 330 funds advised by FMR or an affiliate. Mr. McCoy oversees 332 funds advised by FMR or an affiliate. Mr. Gamper oversees 262 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

88

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

89 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate) and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

90

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Boyce I. Greer (50)

Year of Election or Appointment: 2005 or 2006

Vice President of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Greer also serves as Vice President of certain Equity Funds (2005 present), certain Asset Allocation Funds (2005 present), and a Trustee of other investment companies advised by FMR (2003 present). He is an Executive Vice President of FMR (2005 present) and FMR Co., Inc. (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), and Executive Vice President (2000 2002) and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

Ren Y. Cheng (49)

Year of Election or Appointment: 2003 or 2006

Vice President of Advisor Freedom Income (2003 present), Advisor Freedom 2005 (2003 present), Advisor Freedom 2010 (2003 present), Advisor Freedom 2015 (2003 present), Advisor Freedom 2020 (2003 present), Advisor Freedom 2025 (2003 present), Advisor Freedom 2030 (2003 present), Advisor Freedom 2035 (2003 present), Advisor Freedom 2040 (2003 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers Inc., including the Fidelity Freedom Funds®. Prior to assuming his current responsibilities, Mr. Cheng worked as a portfolio manager. Mr. Cheng also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Eric D. Roiter (57)

Year of Election or Appointment: 2003 or 2006

Secretary of Advisor Freedom Income (2003 present), Advisor Freedom 2005 (2003 present), Advisor Freedom 2010 (2003 present), Advisor Freedom 2015 (2003 present), Advisor Freedom 2020 (2003 present), Advisor Freedom 2025 (2003 present), Advisor Freedom 2030 (2003 present), Advisor Freedom 2035 (2003 present), Advisor Freedom 2040 (2003 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

91 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003 or 2006

Assistant Secretary of Advisor Freedom Income (2003 present), Advisor Freedom 2005 (2003 present), Advisor Freedom 2010 (2003 present), Advisor Freedom 2015 (2003 present), Advisor Freedom 2020 (2003 present), Advisor Freedom 2025 (2003 present), Advisor Freedom 2030 (2003 present), Advisor Freedom 2035 (2003 present), Advisor Freedom 2040 (2003 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004 or 2006

President and Treasurer of Advisor Freedom Income (2004 present), Advisor Freedom 2005 (2004 present), Advisor Freedom 2010 (2004 present), Advisor Freedom 2015 (2004 present), Advisor Freedom 2020 (2004 present), Advisor Freedom 2025 (2004 present), Advisor Freedom 2030 (2004 present), Advisor Freedom 2035 (2004 present), Advisor Freedom 2040 (2004 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005 or 2006

Chief Financial Officer of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004 or 2006

Chief Compliance Officer of Advisor Freedom Income (2004 present), Advisor Freedom 2005 (2004 present), Advisor Freedom 2010 (2004 present), Advisor Freedom 2015 (2004 present), Advisor Freedom 2020 (2004 present), Advisor Freedom 2025 (2004 present), Advisor Freedom 2030 (2004 present), Advisor Freedom 2035 (2004 present), Advisor Freedom 2040 (2004 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Annual Report

92

Name, Age; Principal Occupation Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004 or 2006

Deputy Treasurer of Advisor Freedom Income (2004 present), Advisor Freedom 2005 (2004 present), Advisor Freedom 2010 (2004 present), Advisor Freedom 2015 (2004 present), Advisor Freedom 2020 (2004 present), Advisor Freedom 2025 (2004 present), Advisor Freedom 2030 (2004 present), Advisor Freedom 2035 (2004 present), Advisor Freedom 2040 (2004 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer ofAdvisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Invest ments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2003 or 2006

Assistant Treasurer of Advisor Freedom Income (2003 present), Advisor Freedom 2005 (2003 present), Advisor Freedom 2010 (2003 present), Advisor Freedom 2015 (2003 present), Advisor Freedom 2020 (2003 present), Advisor Freedom 2025 (2003 present), Advisor Freedom 2030 (2003 present), Advisor Freedom 2035 (2003 present), Advisor Freedom 2040 (2003 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004 or 2006

Assistant Treasurer of Advisor Freedom Income (2004 present), Advisor Freedom 2005 (2004 present), Advisor Freedom 2010 (2004 present), Advisor Freedom 2015 (2004 present), Advisor Freedom 2020 (2004 present), Advisor Freedom 2025 (2004 present), Advisor Freedom 2030 (2004 present), Advisor Freedom 2035 (2004 present), Advisor Freedom 2040 (2004 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2003 or 2006

Assistant Treasurer of Advisor Freedom Income (2003 present), Advisor Freedom 2005 (2003 present), Advisor Freedom 2010 (2003 present), Advisor Freedom 2015 (2003 present), Advisor Freedom 2020 (2003 present), Advisor Freedom 2025 (2003 present), Advisor Freedom 2030 (2003 present), Advisor Freedom 2035 (2003 present), Advisor Freedom 2040 (2003 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

93 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005 present), Advisor Freedom 2005 (2005 present), Advisor Freedom 2010 (2005 present), Advisor Freedom 2015 (2005 present), Advisor Freedom 2020 (2005 present), Advisor Freedom 2025 (2005 present), Advisor Freedom 2030 (2005 present), Advisor Freedom 2035 (2005 present), Advisor Freedom 2040 (2005 present), Advisor Freedom 2045 (2006 present), and Advisor Freedom 2050 (2006 present). Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

94

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Institutional Class	Pay Date	Record Date	Dividends	Capital Gains
Advisor Freedom Income	5/08/06	5/05/06	$.028	$.070
Advisor Freedom 2005	5/08/06	5/05/06	$.050	$.140
Advisor Freedom 2010	5/08/06	5/05/06	$.052	$.160
Advisor Freedom 2015	5/08/06	5/05/06	$.041	$.155
Advisor Freedom 2020	5/08/06	5/05/06	$.036	$.235
Advisor Freedom 2025	5/15/06	5/12/06	$.024	$.203
Advisor Freedom 2030	5/15/06	5/12/06	$.031	$.230
Advisor Freedom 2035	5/15/06	5/12/06	$.006	$.217
Advisor Freedom 2040	5/15/06	5/12/06	$.018	$.245

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2006, or, if subsequently determined to be different, the net capital gain of such year.

Institutional Class
Advisor Freedom Income	454,893
Advisor Freedom 2005	562,544
Advisor Freedom 2010	4,792,513
Advisor Freedom 2015	4,761,838
Advisor Freedom 2020	13,533,685
Advisor Freedom 2025	4,482,425
Advisor Freedom 2030	7,869,781
Advisor Freedom 2035	2,151,852
Advisor Freedom 2040	6,342,520

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Institutional Class
Advisor Freedom Income	18.12%
Advisor Freedom 2005	14.61%
Advisor Freedom 2010	14.87%
Advisor Freedom 2015	10.86%
Advisor Freedom 2020	8.26%
Advisor Freedom 2025	6.50%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends received deduction for corporate shareholders:

Advisor Freedom Income	Institutional Class
April 2005	4%
May 2005	4%
June 2005	4%
July 2005	4%
August 2005	4%
September 2005	4%
October 2005	4%
November 2005	4%
December 2005 (ex date 12/03)	4%
December 2005 (ex date 12/29)	5%
February 2006	1%
March 2006	1%

95 Annual Report

Distributions - continued

Advisor Freedom 2005	Institutional Class
May 2005	7%
December 2005	10%
Advisor Freedom 2010
May 2005	7%
December 2005	11%
Advisor Freedom 2015
May 2005	10%
December 2005	14%
Advisor Freedom 2020
May 2005	16%
December 2005	19%
Advisor Freedom 2025
May 2005	24%
December 2005	21%
Advisor Freedom 2030
May 2005	42%
December 2005	26%
Advisor Freedom 2035
May 2005	—
December 2005	25%
Advisor Freedom 2040
May 2005	55%
December 2005	24%

A percentage of the dividends distributed during the fiscal year for the following may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Advisor Freedom Income	Institutional Class
April 2005	—
May 2005	5%
June 2005	5%
July 2005	5%
August 2005	6%
September 2005	6%
October 2005	5%
November 2005	6%
December 2005 (ex date 12/03)	6%
December 2005 (ex date 12/29)	6%
February 2006	1%
March 2006	1%
Advisor Freedom 2005
May 2005	7%
December 2005	15%
Advisor Freedom 2010
May 2005	7%
December 2005	16%
Advisor Freedom 2015
May 2005	11%
December 2005	23%
Advisor Freedom 2020
May 2005	17%
December 2005	29%

Annual Report

96

Advisor Freedom 2025	Institutional Class
May 2005	26%
December 2005	32%
Advisor Freedom 2030
May 2005	47%
December 2005	40%
Advisor Freedom 2035
May 2005	—
December 2005	40%
Advisor Freedom 2040
May 2005	58%
December 2005	40%

Fidelity Advisor Income designates $1,570,562 of distributions paid during the fiscal year ended March 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The funds will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

97 Annual Report

Proxy Voting Results

A special meeting of the funds’ shareholders was held on May 11, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	14,239,751,820.01	94.148
Withheld	885,124,580.88	5.852
TOTAL	15,124,876,400.89	100.000
Dennis J. Dirks
Affirmative	14,214,711,536.39	93.982
Withheld	910,164,864.50	6.018
TOTAL	15,124,876,400.89	100.000
Robert M. Gates
Affirmative	14,201,606,421.24	93.896
Withheld	923,269,979.65	6.104
TOTAL	15,124,876,400.89	100.000
George H. Heilmeier
Affirmative	14,204,274,887.85	93.913
Withheld	920,601,513.04	6.087
TOTAL	15,124,876,400.89	100.000
Abigail P. Johnson
Affirmative	14,182,349,317.20	93.768
Withheld	942,527,083.69	6.232
TOTAL	15,124,876,400.89	100.000
Edward C. Johnson 3d
Affirmative	14,170,946,355.46	93.693
Withheld	953,930,045.43	6.307
TOTAL	15,124,876,400.89	100.000
Marie L. Knowles
Affirmative	14,215,316,094.83	93.986
Withheld	909,560,306.06	6.014
TOTAL	15,124,876,400.89	100.000
Ned C. Lautenbach
Affirmative	14,218,303,274.43	94.006
Withheld	906,573,126.46	5.994
TOTAL	15,124,876,400.89	100.000
Marvin L. Mann
Affirmative	14,204,487,663.39	93.915
Withheld	920,388,737.50	6.085
TOTAL	15,124,876,400.89	100.000
William O. McCoy
Affirmative	14,207,936,637.38	93.938
Withheld	916,939,763.51	6.062
TOTAL	15,124,876,400.89	100.000
Robert L. Reynolds
Affirmative	14,217,076,502.23	93.998
Withheld	907,799,898.66	6.002
TOTAL	15,124,876,400.89	100.000

	# of	% of
	Votes	Votes

Cornelia M. Small
Affirmative	14,218,030,163.22	94.004
Withheld	906,846,237.67	5.996
TOTAL	15,124,876,400.89	100.000

William S. Stavropoulos
Affirmative	14,211,272,772.82	93.960
Withheld	913,603,628.07	6.040
TOTAL	15,124,876,400.89	100.000

Kenneth L. Wolfe
Affirmative	14,212,093,506.53	93.965
Withheld	912,782,894.36	6.035
TOTAL	15,124,876,400.89	100.000

A Denotes trust-wide proposals and voting results.

Annual Report 98

99 Annual Report

Investment Adviser
Strategic Advisers, Inc.
Boston, MA
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

AFFI UANN-0506 1.792135.102

Fidelity Freedom Funds® Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040

Annual Report March 31, 2006

Contents

Chairman’s Message	A-4	Ned Johnson’s message to shareholders.
Performance	A-5	How the funds have done over time.
Management’s Discussion	A-15	The managers’ review of fund performance, strategy and outlook.
Shareholder Expense Example	A-16	An example of shareholder expenses.
Freedom Income	A-18	Investment Changes
	A-19	Investments
	A-20	Financial Statements
Freedom 2000	A-22	Investment Changes
	A-23	Investments
	A-24	Financial Statements
Freedom 2005	A-26	Investment Changes
	A-27	Investments
	A-28	Financial Statements
Freedom 2010	A-30	Investment Changes
	A-31	Investments
	A-32	Financial Statements
Freedom 2015	A-34	Investment Changes
	A-35	Investments
	A-36	Financial Statements
Freedom 2020	A-38	Investment Changes
	A-39	Investments
	A-40	Financial Statements
Freedom 2025	A-42	Investment Changes
	A-43	Investments
	A-44	Financial Statements
Freedom 2030	A-46	Investment Changes
	A-47	Investments
	A-48	Financial Statements
Freedom 2035	A-50	Investment Changes
	A-51	Investments
	A-52	Financial Statements
Freedom 2040	A-54	Investment Changes
	A-55	Investments
	A-56	Financial Statements
Notes	A-58	Notes to the financial statements.
Report of Independent Registered Public	A-63
Accounting Firm
Trustees and Officers	A-64
Distributions	A-70
Proxy Voting Results	A-72
Prospectus	P-1

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

A-2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

A-3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very import ant. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best perform ing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the invest ments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report A-4

Fidelity Freedom Income Fund® Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Past 5	Life of
	year	years	fundA
Fidelity Freedom Income Fund®	5.71%	3.95%	5.83%

A From October 17, 1996.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

A-5 Annual Report

Fidelity Freedom 2000 Fund® Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Past 5	Life of
	year	years	fundA
Fidelity Freedom 2000 Fund®	6.40%	4.10%	6.89%

A From October 17, 1996.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.

Annual Report A-6

Fidelity Freedom 2005 Fund® Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Fidelity Freedom 2005 Fund®	10.05%	7.81%

A From November 6, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Freedom 2005 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.
A-7 Annual Report

Fidelity Freedom 2010 Fund® Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Past 5	Life of
	year	years	fundA
Fidelity Freedom 2010 Fund®	10.54%	5.50%	8.42%

A From October 17, 1996.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.
Annual Report A-8

Fidelity Freedom 2015 Fund® Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Fidelity Freedom 2015 Fund®	12.83%	9.70%

A From November 6, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Freedom 2015 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index (S&P 500®) performed over the same period.

A-9 Annual Report

Fidelity Freedom 2020 Fund® Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Past 5	Life of
	year	years	fundA
Fidelity Freedom 2020 Fund®	14.64%	6.07%	8.89%

A From October 17, 1996.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report A-10

Fidelity Freedom 2025 Fund® Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Dur ing periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Fidelity Freedom 2025 Fund®	15.41%	11.54%

A From November 6, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Freedom 2025 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

A-11 Annual Report

Fidelity Freedom 2030 Fund® Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Past 5	Life of
	year	years	fundA
Fidelity Freedom 2030 Fund®	16.86%	6.12%	8.79%

A From October 17, 1996.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report A-12

Fidelity Freedom 2035 Fund® Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Dur ing periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Life of
	year	fundA
Fidelity Freedom 2035 Fund®	17.18%	12.82%

A From November 6, 2003.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Freedom 2035 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

A-13 Annual Report

Fidelity Freedom 2040 Fund® Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended March 31, 2006	Past 1	Past 5	Life of
	year	years	fundA
Fidelity Freedom 2040 Fund®	17.65%	6.07%	0.53%

A From September 6, 2000.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund® on September 6, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report A-14

Management’s Discussion of Fund Performance

Comments from Ren Cheng and Jonathan Shelon, Co Portfolio Managers of Fidelity Freedom Funds®

Stocks registered widespread gains for the 12 months ending March 31, 2006, as most major equity market benchmarks turned in double digit returns. Strong corporate earnings and healthy economic growth helped fuel U.S. equities in spite of mounting concerns about inflation, a softening of the housing market and higher short term interest rates. Of the 10 broad market sectors measured by the Standard & Poor’s 500SM Index, energy had the best performance, followed by financials and telecommunication services, which also did well. Consumer discretionary had the weakest results, held back by poor performing automobile and traditional media stocks. For the 12 month period overall, the S&P 500® gained 11.73%; the NASDAQ Compos ite® Index, benefiting from more exposure to better performing mid and small cap stocks, was up 18.03%; and the Morgan Stanley Capital Interna tionalSM Europe, Australasia, Far East (MSCI® EAFE®) Index a broad benchmark of the international equity markets was up 24.62% . Turning to fixed income results, continued short term interest hikes by the Federal Reserve Board contributed to mixed returns for many sectors of the taxable, investment grade bond market during the period. The Lehman Brothers® Aggregate Bond Index a broad measure of the investment grade bond market returned 2.26% . High yield bonds represented the best performing debt category, bolstered by improving issuer fundamentals and low default rates, with the Merrill Lynch® U.S. High Yield Master II Index returning 7.23% ..

During the 12 months ending March 31, 2006, the Freedom Funds performed in line with our expectations, with each of the funds in the series produc ing results consistent with its age appropriate asset allocation. Each of the Funds outperformed its respective composite benchmark during the period. The biggest factor in the Funds’ outperformance was a continuation of the robust absolute performance in both the domestic and international equity markets which, along with favorable stock selection, drove strong returns in the Freedom Funds’ underlying mutual funds. The Dow Jones Wilshire 5000 Composite IndexSM the broad market index the Freedom Funds use to measure the performance of U.S. equities in their composite bench marks gained 14.72%, while the MSCI EAFE index’s hefty gain reflected the especially strong performance of foreign equities during the period. Performance within the fixed income asset classes was less pronounced during the period, as rising short term interest rates and gathering inflation fears continued to put pressure on bond prices. An exception to this overall trend was the performance of high yield bonds, where the lower rated sectors of that category produced the strongest results, driving both of the underlying high yield funds to outperform their benchmark index. The Funds’ investment grade bond allocation performed slightly ahead of the 2.26% rise in its benchmark. Meanwhile, the short term asset class’s return was slightly behind the 3.55% gain of its benchmark, the Lehman Brothers 3 Month Treasury Bill Index, but still provided a better absolute return than investment grade bonds during this period of rapidly rising short term interest rates.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-15 A-15

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of invest ing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005 to
	October 1, 2005	March 31, 2006	March 31, 2006
Freedom Income
Actual	$ 1,000.00	$ 1,027.60	$ —
HypotheticalA	$ 1,000.00	$ 1,024.93	$ —
Freedom 2000
Actual	$ 1,000.00	$ 1,031.20	$ —
HypotheticalA	$ 1,000.00	$ 1,024.93	$ —
Freedom 2005
Actual	$ 1,000.00	$ 1,051.00	$ —
HypotheticalA	$ 1,000.00	$ 1,024.93	$ —
Freedom 2010
Actual	$ 1,000.00	$ 1,053.30	$ —
HypotheticalA	$ 1,000.00	$ 1,024.93	$ —
Freedom 2015
Actual	$ 1,000.00	$ 1,065.30	$ —
HypotheticalA	$ 1,000.00	$ 1,024.93	$ —
Freedom 2020
Actual	$ 1,000.00	$ 1,076.50	$ —
HypotheticalA	$ 1,000.00	$ 1,024.93	$ —
Freedom 2025
Actual	$ 1,000.00	$ 1,080.50	$ —
HypotheticalA	$ 1,000.00	$ 1,024.93	$ —
Freedom 2030
Actual	$ 1,000.00	$ 1,089.60	$ —
HypotheticalA	$ 1,000.00	$ 1,024.93	$ —
Freedom 2035
Actual	$ 1,000.00	$ 1,091.70	$ —
HypotheticalA	$ 1,000.00	$ 1,024.93	$ —

Annual Report

A-16

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005 to
	October 1, 2005	March 31, 2006	March 31, 2006
Freedom 2040
Actual	$ 1,000.00	$ 1,094.30	$ —
HypotheticalA	$ 1,000.00	$ 1,024.93	$ —

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Freedom Income	0.00%
Freedom 2000	0.00%
Freedom 2005	0.00%
Freedom 2010	0.00%
Freedom 2015	0.00%
Freedom 2020	0.00%
Freedom 2025	0.00%
Freedom 2030	0.00%
Freedom 2035	0.00%
Freedom 2040	0.00%

A-17 A-17

Annual Report

Fidelity Freedom Income Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.0	3.1
Fidelity Disciplined Equity Fund	3.1	3.3
Fidelity Equity Income Fund	3.1	3.2
Fidelity Fund	1.6	2.1
Fidelity Growth & Income Portfolio	3.2	3.2
Fidelity Growth Company Fund	2.0	2.0
Fidelity Mid Cap Stock Fund	2.1	2.1
Fidelity OTC Portfolio	1.6	1.7
Fidelity Small Cap Growth Fund	0.1	0.1
Fidelity Small Cap Independence
Fund	0.3	0.1
Fidelity Small Cap Value Fund	0.1	0.1
Fidelity Value Fund	0.9	0.3
	21.1	21.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.9	0.2
Fidelity High Income Fund	0.8	0.1
	1.7	0.3
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	13.5	14.7
Fidelity Intermediate Bond Fund	8.8	9.6
Fidelity Investment Grade Bond
Fund	13.9	14.9
Fidelity Strategic Real Return Fund	1.0	0.0
	37.2	39.2
Short-Term Funds
Fidelity Retirement Money Market
Portfolio	26.3	37.4
Fidelity Short Term Bond Fund	13.7	1.8
	40.0	39.2
	100.0	100.0

The “six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The “current” allocation is based on the fund’s holdings as of March 31, 2006.

Annual Report A-18

Fidelity Freedom Income Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 21.1%
	Shares	Value (Note 1)
Domestic Equity Funds 21.1%
Fidelity Blue Chip Growth Fund	1,436,388	$ 63,445,266
Fidelity Disciplined Equity Fund	2,296,120	66,564,515
Fidelity Equity Income Fund	1,215,346	66,467,275
Fidelity Fund	1,022,315	34,145,312
Fidelity Growth & Income Portfolio	1,941,099	69,452,531
Fidelity Growth Company Fund (a)	620,300	42,174,219
Fidelity Mid Cap Stock Fund	1,503,094	45,288,221
Fidelity OTC Portfolio (a)	834,956	33,398,255
Fidelity Small Cap Growth Fund	133,223	1,941,060
Fidelity Small Cap Independence Fund	285,913	6,481,643
Fidelity Small Cap Value Fund	134,834	1,945,658
Fidelity Value Fund	234,461	18,967,891
TOTAL EQUITY FUNDS
(Cost $364,891,236)		450,271,846

Fixed Income Funds 38.9%

High Yield Fixed-Income Funds – 1.7%
Fidelity Capital & Income Fund	2,107,132	17,994,908
Fidelity High Income Fund	2,024,568	17,978,165

TOTAL HIGH YIELD FIXED INCOME FUNDS		35,973,073
Investment Grade Fixed Income Funds 37.2%
Fidelity Government Income Fund	28,897,725	287,532,362
Fidelity Intermediate Bond Fund	18,553,336	188,501,893
Fidelity Investment Grade Bond Fund	40,761,876	296,338,840
Fidelity Strategic Real Return Fund	2,147,144	21,407,024

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		793,780,119

TOTAL FIXED-INCOME FUNDS
(Cost $842,148,661)		829,753,192

Short Term Funds 40.0%

Fidelity Retirement Money Market
Portfolio	559,597,374	559,597,376
Fidelity Short Term Bond Fund	33,152,949	292,409,013
TOTAL SHORT TERM FUNDS
(Cost $853,151,056)		852,006,389
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $2,060,190,953)		$ 2,132,031,427

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

A-19 Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (cost
$2,060,190,953) — See accom-
panying schedule		$ 2,132,031,427
Receivable for investments sold		134,818
Receivable for fund shares sold		24,964,899
Total assets		2,157,131,144

Liabilities
Payable to custodian bank	$ 6
Payable for investments purchased	22,373,400
Payable for fund shares redeemed	2,726,922
Total liabilities		25,100,328

Net Assets		$ 2,132,030,816
Net Assets consist of:
Paid in capital		$ 2,045,080,356
Undistributed net investment income		8,718,884
Accumulated undistributed net real-
ized gain (loss) on investments		6,391,102
Net unrealized appreciation
(depreciation) on investments		71,840,474
Net Assets, for 185,524,078 shares
outstanding		$ 2,132,030,816
Net Asset Value, offering price and
redemption price per share
($2,132,030,816 ÷
185,524,078 shares)		$ 11.49

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying
funds		$ 62,804,458
Interest		326
Total income		62,804,784

Expenses
Management fee	$ 162,432
Independent trustees’ compensation	7,804
Total expenses before reductions	170,236
Expense reductions	(40,269)	129,967

Net investment income (loss)		62,674,817
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	978,567
Capital gain distributions from
underlying funds	15,662,296	16,640,863
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		35,028,244
Net gain (loss)		51,669,107
Net increase (decrease) in net
assets resulting from operations		$ 114,343,924

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-20

Statement of Changes in Net Assets
				Year ended	Year ended
				March 31,	March 31,
				2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$ 62,674,817	$ 36,154,871
Net realized gain (loss)				16,640,863	458,266
Change in net unrealized appreciation (depreciation)				35,028,244	(2,097,017)
Net increase (decrease) in net assets resulting from operations				114,343,924	34,516,120
Distributions to shareholders from net investment income				(55,780,710)	(37,716,016)
Distributions to shareholders from net realized gain				(5,309,530)	(2,625,103)
Total distributions				(61,090,240)	(40,341,119)
Share transactions
Proceeds from sales of shares				707,988,889	774,226,897
Reinvestment of distributions				60,320,633	39,691,028
Cost of shares redeemed				(634,435,737)	(616,475,282)
Net increase (decrease) in net assets resulting from share transactions				133,873,785	197,442,643
Total increase (decrease) in net assets				187,127,469	191,617,644

Net Assets
Beginning of period				1,944,903,347	1,753,285,703
End of period (including undistributed net investment income of $8,718,884 and undistributed net investment income
of $5,551,735, respectively)				$ 2,132,030,816	$ 1,944,903,347

Other Information
Shares
Sold				62,311,783	69,450,255
Issued in reinvestment of distributions				5,324,456	3,558,661
Redeemed				(55,841,448)	(55,311,687)
Net increase (decrease)				11,794,791	17,697,229

Financial Highlights
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.20	$ 11.24	$ 10.59	$ 10.89	$ 10.93
Income from Investment Operations
Net investment income (loss)B	.35	.22	.18	.24	.36
Net realized and unrealized gain (loss)	.28	(.01)	.75	(.27)	.05
Total from investment operations	.63	.21	.93	(.03)	.41
Distributions from net investment income	(.31)	(.23)	(.22)	(.27)	(.38)
Distributions from net realized gain	(.03)	(.02)	(.06)	—	(.07)
Total distributions	(.34)	(.25)	(.28)	(.27)	(.45)
Net asset value, end of period	$ 11.49	$ 11.20	$ 11.24	$ 10.59	$ 10.89
Total ReturnA	5.71%	1.86%	8.87%	(.23)%	3.78%
Ratios to Average Net AssetsC,D
Expenses before reductions	.01%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.01%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.01%	.08%	.08%	.08%	.07%
Net investment income (loss)	3.07%	1.97%	1.68%	2.28%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$2,132,031	$1,944,903	$1,753,286	$1,242,816	$ 960,976
Portfolio turnover rate	18%	7%	6%	7%	9%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Amounts do not include the activity of the underlying funds.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

A-21

Annual Report

Fidelity Freedom 2000 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.6	3.5
Fidelity Disciplined Equity Fund	4.0	3.9
Fidelity Equity Income Fund	4.0	3.9
Fidelity Fund	1.7	2.2
Fidelity Growth & Income Portfolio	4.0	3.6
Fidelity Growth Company Fund	2.6	2.3
Fidelity Mid Cap Stock Fund	2.7	2.4
Fidelity OTC Portfolio	1.9	1.8
Fidelity Small Cap Growth Fund	0.1	0.0
Fidelity Small Cap Independence
Fund	0.2	0.0
Fidelity Small Cap Value Fund	0.1	0.0
Fidelity Value Fund	0.7	0.1
	25.6	23.7
International Equity Funds
Fidelity Diversified International
Fund	0.2	0.1
Fidelity Europe Fund	0.2	0.2
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.1	0.1
Fidelity Southeast Asia Fund	0.0	0.0
	0.6	0.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.8	0.4
Fidelity High Income Fund	0.7	0.3
	1.5	0.7
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	13.0	14.4
Fidelity Intermediate Bond Fund	8.6	9.5
Fidelity Investment Grade Bond
Fund	13.4	14.5
Fidelity Strategic Real Return Fund	0.9	0.0
	35.9	38.4
Short-Term Funds
Fidelity Retirement Money Market
Portfolio	25.6	36.3
Fidelity Short Term Bond Fund	10.8	0.4
	36.4	36.7
	100.0	100.0

The “current” allocation is based on the fund’s holdings as of March 31, 2006. The “expected” allocation represents the fund’s anticipated allocation at September 30, 2006. In March 2006, the target date for combining the fund with the Freedom Income Fund was extended by approximately five years result ing in a greater allocation to equity funds. Also, beginning in March 2006, the fund increased its allocation to international equity. The “six months ago” alloca tion is based on the fund’s holdings as of September 30, 2005, reflecting the prior allocation.

Annual Report A-22

Fidelity Freedom 2000 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 26.2%
	Shares	Value (Note 1)
Domestic Equity Funds 25.6%
Fidelity Blue Chip Growth Fund	1,309,421	$ 57,837,127
Fidelity Disciplined Equity Fund	2,208,237	64,016,786
Fidelity Equity Income Fund	1,173,999	64,206,024
Fidelity Fund	820,666	27,410,248
Fidelity Growth & Income Portfolio	1,760,527	62,991,667
Fidelity Growth Company Fund (a)	605,315	41,155,397
Fidelity Mid Cap Stock Fund	1,452,945	43,777,226
Fidelity OTC Portfolio (a)	772,674	30,906,942
Fidelity Small Cap Growth Fund	74,187	1,080,906
Fidelity Small Cap Independence Fund	139,896	3,171,445
Fidelity Small Cap Value Fund	74,293	1,072,048
Fidelity Value Fund	140,497	11,366,223

TOTAL DOMESTIC EQUITY FUNDS		408,992,039
International Equity Funds 0.6%
Fidelity Diversified International Fund	68,596	2,447,489
Fidelity Europe Fund	93,572	3,736,320
Fidelity Japan Fund	50,812	955,266
Fidelity Overseas Fund	51,133	2,287,162
Fidelity Southeast Asia Fund	27,327	640,270

TOTAL INTERNATIONAL EQUITY FUNDS		10,066,507

TOTAL EQUITY FUNDS
(Cost $348,086,302)		419,058,546

Fixed Income Funds 37.4%

High Yield Fixed-Income Funds – 1.5%
Fidelity Capital & Income Fund	1,509,353	12,889,874
Fidelity High Income Fund	1,322,488	11,743,691

TOTAL HIGH YIELD FIXED INCOME FUNDS		24,633,565
Investment Grade Fixed Income Funds 35.9%
Fidelity Government Income Fund	20,971,427	208,665,697
Fidelity Intermediate Bond Fund	13,552,691	137,695,337
Fidelity Investment Grade Bond Fund	29,486,979	214,370,334
Fidelity Strategic Real Return Fund	1,421,035	14,167,723

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		574,899,091

TOTAL FIXED-INCOME FUNDS
(Cost $597,605,721)		599,532,656

Short Term Funds 36.4%
	Shares	Value (Note 1)
Fidelity Retirement Money Market
Portfolio	410,392,685	$ 410,392,686
Fidelity Short Term Bond Fund	19,517,431	172,143,743
TOTAL SHORT TERM FUNDS
(Cost $583,014,164)		582,536,429
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $1,528,706,187)		$ 1,601,127,631

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

A-23 Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (cost
$1,528,706,187) — See accompa-
nying schedule		$1,601,127,631
Cash		7
Receivable for investments sold		896,933
Receivable for fund shares sold		20,238,980
Total assets		1,622,263,551

Liabilities
Payable for investments purchased	$ 18,942,907
Payable for fund shares redeemed	2,193,429
Total liabilities		21,136,336

Net Assets		$ 1,601,127,215
Net Assets consist of:
Paid in capital		$1,514,347,558
Undistributed net investment income		10,582,757
Accumulated undistributed net
realized gain (loss) on investments		3,775,456
Net unrealized appreciation
(depreciation) on investments		72,421,444
Net Assets, for 129,067,464 shares
outstanding		$ 1,601,127,215
Net Asset Value, offering price and
redemption price per share
($1,601,127,215 ÷ 129,067,464
shares)		$ 12.41

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying
funds		$ 47,199,696
Interest		79
Total income		47,199,775

Expenses
Management fee	$ 131,030
Independent trustees’ compensation	6,089
Total expenses before reductions	137,119
Expense reductions	(32,274)	104,845

Net investment income (loss)		47,094,930
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of
underlying fund shares	(1,544,369)
Capital gain distributions from
underlying funds	13,433,697	11,889,328
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		37,942,703
Net gain (loss)		49,832,031
Net increase (decrease) in net assets
resulting from operations		$ 96,926,961

See accompanying notes which are an integral part of the financial statements.

Annual Report A-24

Statement of Changes in Net Assets
			Year ended		Year ended
			March 31,		March 31,
			2006		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)			$ 47,094,930		$ 31,851,861
Net realized gain (loss)			11,889,328		531,818
Change in net unrealized appreciation (depreciation)			37,942,703		2,001,302
Net increase (decrease) in net assets resulting from operations			96,926,961		34,384,981
Distributions to shareholders from net investment income			(41,865,016)		(30,275,451)
Distributions to shareholders from net realized gain			(2,614,295)		—
Total distributions			(44,479,311)		(30,275,451)
Share transactions
Proceeds from sales of shares			383,853,505		396,321,970
Reinvestment of distributions			44,282,778		30,116,568
Cost of shares redeemed			(455,350,550)		(446,721,830)
Net increase (decrease) in net assets resulting from share transactions			(27,214,267)		(20,283,292)
Total increase (decrease) in net assets			25,233,383		(16,173,762)

Net Assets
Beginning of period			1,575,893,832		1,592,067,594
End of period (including undistributed net investment income of $10,582,757 and undistributed net investment income
of $7,967,137, respectively)			$ 1,601,127,215		$ 1,575,893,832

Other Information
Shares
Sold			31,323,504		33,212,772
Issued in reinvestment of distributions			3,639,361		2,508,864
Redeemed			(37,173,069)		(37,437,542)
Net increase (decrease)			(2,210,204)		(1,715,906)

Financial Highlights
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 12.00	$ 11.97	$ 11.01	$ 11.52	$ 11.43
Income from Investment Operations
Net investment income (loss)B	.36	.24	.21	.26	.37
Net realized and unrealized gain (loss)	.40	.02	.99	(.47)	—E
Total from investment operations	.76	.26	1.20	(.21)	.37
Distributions from net investment income	(.33)	(.23)	(.24)	(.30)	(.28)
Distributions from net realized gain	(.02)	—	—	—	—
Total distributions	(.35)	(.23)	(.24)	(.30)	(.28)
Net asset value, end of period	$ 12.41	$ 12.00	$ 11.97	$ 11.01	$ 11.52
Total ReturnA	6.40%	2.18%	10.97%	(1.81)%	3.21%
Ratios to Average Net AssetsC,D
Expenses before reductions	.01%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.01%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.01%	.08%	.08%	.08%	.07%
Net investment income (loss)	2.98%	2.02%	1.79%	2.37%	3.19%
Supplemental Data
Net assets, end of period (000 omitted)	$1,601,127	$1,575,894	$1,592,068	$1,265,181	$1,111,543
Portfolio turnover rate	20%	11%	7%	7%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Amounts do not include the activity of the underlying funds.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-25

Annual Report

Fidelity Freedom 2005 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.8	5.9
Fidelity Disciplined Equity Fund	5.9	6.0
Fidelity Equity Income Fund	5.9	5.9
Fidelity Fund	1.9	3.4
Fidelity Growth & Income Portfolio	6.5	6.4
Fidelity Growth Company Fund	3.7	3.7
Fidelity Mid Cap Stock Fund	3.8	3.7
Fidelity OTC Portfolio	2.9	2.9
Fidelity Small Cap Growth Fund	0.2	0.2
Fidelity Small Cap Independence
Fund	0.8	0.7
Fidelity Small Cap Value Fund	0.2	0.2
Fidelity Value Fund	2.3	1.4
	39.9	40.4
International Equity Funds
Fidelity Diversified International
Fund	1.9	1.2
Fidelity Europe Fund	2.7	1.7
Fidelity Japan Fund	0.8	0.6
Fidelity Overseas Fund	1.9	1.2
Fidelity Southeast Asia Fund	0.4	0.3
	7.7	5.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.4
Fidelity High Income Fund	2.5	2.5
	5.0	4.9
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	12.1	14.3
Fidelity Intermediate Bond Fund	8.3	9.3
Fidelity Investment Grade Bond
Fund	13.1	14.2
Fidelity Strategic Real Return Fund	2.0	0.0
	35.5	37.8
Short-Term Funds
Fidelity Retirement Money Market
Portfolio	7.5	10.7
Fidelity Short Term Bond Fund	4.4	1.2
	11.9	11.9
	100.0	100.0

The “current” allocation is based on the fund’s holdings as of March 31, 2006. The “expected” allocation represents the fund’s anticipated allocation at September 30, 2006. In March 2006, the target date for combining the fund with the Freedom Income Fund was extended by approximately five years resulting in a greater allocation to equity funds. Also, beginning in March 2006, the fund increased its allocation to international equity. The “six months ago” allocation is based on the fund’s holdings as of September 30, 2005, reflecting the prior allocation.

Annual Report A-26

Fidelity Freedom 2005 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 47.6%
	Shares	Value (Note 1)
Domestic Equity Funds 39.9%
Fidelity Blue Chip Growth Fund	700,484	$ 30,940,399
Fidelity Disciplined Equity Fund	1,072,969	31,105,383
Fidelity Equity Income Fund	569,597	31,151,249
Fidelity Fund	307,351	10,265,524
Fidelity Growth & Income Portfolio	963,416	34,471,039
Fidelity Growth Company Fund (a)	289,881	19,709,042
Fidelity Mid Cap Stock Fund	667,200	20,102,728
Fidelity OTC Portfolio (a)	391,199	15,647,969
Fidelity Small Cap Growth Fund	74,133	1,080,123
Fidelity Small Cap Independence Fund	187,797	4,257,350
Fidelity Small Cap Value Fund	74,549	1,075,745
Fidelity Value Fund	147,583	11,939,437

TOTAL DOMESTIC EQUITY FUNDS		211,745,988
International Equity Funds 7.7%
Fidelity Diversified International Fund	286,783	10,232,421
Fidelity Europe Fund	353,958	14,133,540
Fidelity Japan Fund	221,262	4,159,735
Fidelity Overseas Fund	228,856	10,236,735
Fidelity Southeast Asia Fund	87,275	2,044,859

TOTAL INTERNATIONAL EQUITY FUNDS		40,807,290

TOTAL EQUITY FUNDS
(Cost $227,629,008)		252,553,278

Fixed Income Funds 40.5%

High Yield Fixed-Income Funds – 5.0%
Fidelity Capital & Income Fund	1,548,973	13,228,225
Fidelity High Income Fund	1,483,309	13,171,785

TOTAL HIGH YIELD FIXED INCOME FUNDS		26,400,010
Investment Grade Fixed Income Funds 35.5%
Fidelity Government Income Fund	6,434,459	64,022,865
Fidelity Intermediate Bond Fund	4,336,638	44,060,239
Fidelity Investment Grade Bond Fund	9,557,136	69,480,379
Fidelity Strategic Real Return Fund	1,053,514	10,503,534

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		188,067,017

TOTAL FIXED-INCOME FUNDS
(Cost $218,714,635)		214,467,027

Short Term Funds 11.9%
	Shares	Value (Note 1)
Fidelity Retirement Money Market
Portfolio	39,957,372	$ 39,957,372
Fidelity Short Term Bond Fund	2,634,705	23,238,096
TOTAL SHORT TERM FUNDS
(Cost $63,308,659)		63,195,468
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $509,652,302)		$ 530,215,773

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

A-27 Annual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (cost
$509,652,302) — See accompa-
nying schedule		$ 530,215,773
Cash		50
Receivable for investments sold		41,031
Receivable for fund shares sold		46,909,065
Total assets		577,165,919

Liabilities
Payable for investments purchased	$ 46,429,215
Payable for fund shares redeemed	520,971
Total liabilities		46,950,186

Net Assets		$ 530,215,733
Net Assets consist of:
Paid in capital		$ 502,383,669
Undistributed net investment income		2,812,640
Accumulated undistributed net
realized gain (loss) on investments		4,455,953
Net unrealized appreciation
(depreciation) on investments		20,563,471
Net Assets, for 46,330,604 shares
outstanding		$ 530,215,733
Net Asset Value, offering price and
redemption price per share
($530,215,733 ÷ 46,330,604
shares)		$ 11.44

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying
funds		$ 9,026,743
Interest		38
Total income		9,026,781

Expenses
Management fee	$ 20,417
Independent trustees’ compensation	1,265
Total expenses before reductions	21,682
Expense reductions	(5,354)	16,328

Net investment income (loss)		9,010,453
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	296,468
Capital gain distributions from
underlying funds	6,048,670	6,345,138
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		18,878,383
Net gain (loss)		25,223,521
Net increase (decrease) in net
assets resulting from operations		$ 34,233,974

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-28

Statement of Changes in Net Assets
	Year ended		Year ended
	March 31,		March 31,
	2006		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,010,453		$ 2,445,844
Net realized gain (loss)	6,345,138		700,763
Change in net unrealized appreciation (depreciation)	18,878,383		1,300,771
Net increase (decrease) in net assets resulting from operations	34,233,974		4,447,378
Distributions to shareholders from net investment income	(6,943,785)		(1,801,817)
Distributions to shareholders from net realized gain	(2,453,402)		(128,392)
Total distributions	(9,397,187)		(1,930,209)
Share transactions
Proceeds from sales of shares	399,971,947		246,497,542
Reinvestment of distributions	9,339,468		1,919,878
Cost of shares redeemed	(132,176,701)		(59,173,494)
Net increase (decrease) in net assets resulting from share transactions	277,134,714		189,243,926
Total increase (decrease) in net assets	301,971,501		191,761,095

Net Assets
Beginning of period	228,244,232		36,483,137
End of period (including undistributed net investment income of $2,812,640 and undistributed net investment income
of $955,989, respectively)	$ 530,215,733		$ 228,244,232

Other Information
Shares
Sold	36,001,118		23,321,727
Issued in reinvestment of distributions	844,860		178,736
Redeemed	(11,914,522)		(5,581,161)
Net increase (decrease)	24,931,456		17,919,302

Financial Highlights
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.67	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.28	.23	.08
Net realized and unrealized gain (loss)	.78	.13	.44
Total from investment operations	1.06	.36	.52
Distributions from net investment income	(.21)	(.16)	(.04)
Distributions from net realized gain	(.08)	(.01)	—
Total distributions	(.29)	(.17)	(.04)
Net asset value, end of period	$ 11.44	$ 10.67	$ 10.48
Total ReturnB,C	10.05%	3.44%	5.21%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	2.55%	2.18%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 530,216	$ 228,244	$ 36,483
Portfolio turnover rate	4%	7%	22%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

A-29

Annual Report

Fidelity Freedom 2010 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.8	6.1
Fidelity Disciplined Equity Fund	6.0	6.5
Fidelity Equity Income Fund	6.0	6.3
Fidelity Fund	3.5	5.2
Fidelity Growth & Income Portfolio	6.5	6.3
Fidelity Growth Company Fund	3.9	4.0
Fidelity Mid Cap Stock Fund	4.1	4.0
Fidelity OTC Portfolio	3.0	3.1
Fidelity Small Cap Growth Fund	0.2	0.1
Fidelity Small Cap Independence
Fund	0.7	0.3
Fidelity Small Cap Value Fund	0.2	0.1
Fidelity Value Fund	1.9	0.6
	41.8	42.6
International Equity Funds
Fidelity Diversified International
Fund	1.9	1.5
Fidelity Europe Fund	2.6	2.3
Fidelity Japan Fund	0.8	0.6
Fidelity Overseas Fund	1.9	1.4
Fidelity Southeast Asia Fund	0.4	0.3
	7.6	6.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	3.3
Fidelity High Income Fund	2.5	2.3
	5.1	5.6
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	12.8	14.0
Fidelity Intermediate Bond Fund	8.6	9.0
Fidelity Investment Grade Bond
Fund	13.4	14.0
Fidelity Strategic Real Return Fund	1.2	0.0
	36.0	37.0
Short-Term Funds
Fidelity Retirement Money Market
Portfolio	5.8	8.3
Fidelity Short Term Bond Fund	3.7	0.4
	9.5	8.7
	100.0	100.0

The “current” allocation is based on the fund’s holdings as of March 31, 2006. The “expected” allocation represents the fund’s anticipated allocation at September 30, 2006. In March 2006, the target date for combining the fund with the Freedom Income Fund was extended by approximately five years resulting in a greater allocation to equity funds. Also, beginning in March 2006, the fund increased its allocation to international equity. The “six months ago” allocation is based on the fund’s holdings as of September 30, 2005, reflecting the prior allocation.

Annual Report A-30

Fidelity Freedom 2010 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 49.4%
	Shares	Value (Note 1)
Domestic Equity Funds 41.8%
Fidelity Blue Chip Growth Fund	14,132,163	$ 624,217,642
Fidelity Disciplined Equity Fund	22,168,459	642,663,620
Fidelity Equity Income Fund	11,751,004	642,662,415
Fidelity Fund	11,092,394	370,485,976
Fidelity Growth & Income Portfolio	19,286,908	690,085,558
Fidelity Growth Company Fund (a)	6,132,634	416,957,778
Fidelity Mid Cap Stock Fund	14,649,236	441,381,485
Fidelity OTC Portfolio (a)	8,015,901	320,636,022
Fidelity Small Cap Growth Fund	1,361,803	19,841,468
Fidelity Small Cap Independence Fund	3,363,059	76,240,550
Fidelity Small Cap Value Fund	1,451,105	20,939,440
Fidelity Value Fund	2,537,366	205,272,895

TOTAL DOMESTIC EQUITY FUNDS		4,471,384,849
International Equity Funds 7.6%
Fidelity Diversified International Fund	5,664,371	202,104,773
Fidelity Europe Fund	7,073,843	282,458,563
Fidelity Japan Fund	4,415,794	83,016,921
Fidelity Overseas Fund	4,501,672	201,359,787
Fidelity Southeast Asia Fund	1,744,827	40,881,294

TOTAL INTERNATIONAL EQUITY FUNDS		809,821,338

TOTAL EQUITY FUNDS
(Cost $4,406,110,386)		5,281,206,187

Fixed Income Funds 41.1%

High Yield Fixed-Income Funds – 5.1%
Fidelity Capital & Income Fund	32,958,576	281,466,239
Fidelity High Income Fund	30,013,367	266,518,695

TOTAL HIGH YIELD FIXED INCOME FUNDS		547,984,934
Investment Grade Fixed Income Funds 36.0%
Fidelity Government Income Fund	137,164,052	1,364,782,318
Fidelity Intermediate Bond Fund	90,346,136	917,916,737
Fidelity Investment Grade Bond Fund	197,207,754	1,433,700,375
Fidelity Strategic Real Return Fund	12,718,318	126,801,627

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,843,201,057

TOTAL FIXED-INCOME FUNDS
(Cost $4,407,426,993)		4,391,185,991

Short Term Funds 9.5%
	Shares	Value (Note 1)
Fidelity Retirement Money Market
Portfolio	620,024,953	$ 620,024,953
Fidelity Short Term Bond Fund	44,995,084	396,856,640
TOTAL SHORT TERM FUNDS
(Cost $1,018,382,176)		1,016,881,593
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $9,831,919,555)		$ 10,689,273,771

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

A-31 Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (cost
$9,831,919,555) — See accom-
panying schedule		$ 10,689,273,771
Cash		5
Receivable for investments sold		2,729,933
Receivable for fund shares sold		118,992,568
Total assets		10,810,996,277

Liabilities
Payable for investments purchased	$ 110,885,134
Payable for fund shares redeemed	10,840,359
Total liabilities		121,725,493

Net Assets		$ 10,689,270,784
Net Assets consist of:
Paid in capital		$ 9,701,488,363
Undistributed net investment income		55,899,006
Accumulated undistributed net
realized gain (loss) on investments		74,529,199
Net unrealized appreciation
(depreciation) on investments		857,354,216
Net Assets, for 738,450,241 shares
outstanding		$ 10,689,270,784
Net Asset Value, offering price and
redemption price per share
($10,689,270,784 ÷
738,450,241 shares)		$ 14.48

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying
funds		$ 237,377,258
Interest		3,720
Total income		237,380,978

Expenses
Management fee	$ 724,484
Independent trustees’ compensation	36,009
Interest	962
Total expenses before reductions	761,455
Expense reductions	(180,859)	580,596

Net investment income (loss)		236,800,382
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	(18,625,679)
Capital gain distributions from
underlying funds	156,811,850	138,186,171
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		583,275,019
Net gain (loss)		721,461,190
Net increase (decrease) in net
assets resulting from operations		$ 958,261,572

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-32

Statement of Changes in Net Assets
			Year ended		Year ended
			March 31		March 31,
			2006		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)			$ 236,800,382		$ 166,362,993
Net realized gain (loss)			138,186,171		48,793,837
Change in net unrealized appreciation (depreciation)			583,275,019		67,477,735
Net increase (decrease) in net assets resulting from operations			958,261,572		282,634,565
Distributions to shareholders from net investment income			(206,242,560)		(173,342,801)
Distributions to shareholders from net realized gain			(46,432,435)		(26,257,845)
Total distributions			(252,674,995)		(199,600,646)
Share transactions
Proceeds from sales of shares			3,085,283,033		2,597,566,024
Reinvestment of distributions			251,913,287		198,984,818
Cost of shares redeemed			(2,047,023,706)		(1,573,936,218)
Net increase (decrease) in net assets resulting from share transactions			1,290,172,614		1,222,614,624
Total increase (decrease) in net assets			1,995,759,191		1,305,648,543

Net Assets
Beginning of period			8,693,511,593		7,387,863,050
End of period (including undistributed net investment income of $55,899,006 and undistributed net investment
income of $38,369,709, respectively)			$10,689,270,784		$ 8,693,511,593

Other Information
Shares
Sold			220,380,588		195,180,090
Issued in reinvestment of distributions			18,118,645		14,843,268
Redeemed			(146,600,739)		(118,610,316)
Net increase (decrease)			91,898,494		91,413,042

Financial Highlights
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 13.45	$ 13.31	$ 11.40	$ 12.61	$ 12.94
Income from Investment Operations
Net investment income (loss)B	.35	.28	.26	.28	.36
Net realized and unrealized gain (loss)	1.05	.20	2.02	(1.18)	(.05)
Total from investment operations	1.40	.48	2.28	(.90)	.31
Distributions from net investment income	(.30)	(.29)	(.28)	(.31)	(.37)
Distributions from net realized gain	(.07)	(.05)	(.09)	—	(.27)
Total distributions	(.37)	(.34)	(.37)	(.31)	(.64)
Net asset value, end of period	$ 14.48	$ 13.45	$ 13.31	$ 11.40	$ 12.61
Total ReturnA	10.54%	3.59%	20.15%	(7.17)%	2.31%
Ratios to Average Net AssetsC,D
Expenses before reductions	.01%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.01%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.01%	.08%	.08%	.08%	.07%
Net investment income (loss)	2.48%	2.11%	2.07%	2.44%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$10,689,271	$8,693,512	$7,387,863	$4,682,513	$4,063,699
Portfolio turnover rate	8%	1%	4%	8%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Amounts do not include the activity of the underlying funds.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

A-33

Annual Report

Fidelity Freedom 2015 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	7.2	7.5
Fidelity Disciplined Equity Fund	7.1	7.6
Fidelity Equity Income Fund	7.1	7.6
Fidelity Fund	2.1	4.2
Fidelity Growth & Income Portfolio	7.9	8.1
Fidelity Growth Company Fund	4.6	4.7
Fidelity Mid Cap Stock Fund	4.6	4.8
Fidelity OTC Portfolio	3.6	3.6
Fidelity Small Cap Growth Fund	0.2	0.2
Fidelity Small Cap Independence
Fund	1.0	0.8
Fidelity Small Cap Value Fund	0.3	0.3
Fidelity Value Fund	2.8	1.8
	48.5	51.2
International Equity Funds
Fidelity Diversified International
Fund	2.6	2.1
Fidelity Europe Fund	3.6	3.0
Fidelity Japan Fund	1.1	0.9
Fidelity Overseas Fund	2.6	2.2
Fidelity Southeast Asia Fund	0.5	0.4
	10.4	8.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity High Income Fund	3.2	3.4
	6.5	6.7
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	10.2	11.2
Fidelity Intermediate Bond Fund	7.1	7.4
Fidelity Investment Grade Bond
Fund	11.2	11.2
Fidelity Strategic Real Return Fund	2.0	0.0
	30.5	29.8
Short-Term Funds
Fidelity Retirement Money Market
Portfolio	2.6	3.3
Fidelity Short Term Bond Fund	1.5	0.4
	4.1	3.7
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The “six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The “current” allocation is based on the fund’s holdings as of March 31, 2006. The “expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report A-34

Fidelity Freedom 2015 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 58.9%
	Shares	Value (Note 1)
Domestic Equity Funds 48.5%
Fidelity Blue Chip Growth Fund	4,333,017	$ 191,389,356
Fidelity Disciplined Equity Fund	6,586,388	190,939,380
Fidelity Equity Income Fund	3,492,826	191,022,665
Fidelity Fund	1,657,678	55,366,443
Fidelity Growth & Income Portfolio	5,940,881	212,564,740
Fidelity Growth Company Fund (a)	1,801,447	122,480,412
Fidelity Mid Cap Stock Fund	4,081,197	122,966,466
Fidelity OTC Portfolio (a)	2,433,375	97,335,013
Fidelity Small Cap Growth Fund	453,220	6,603,417
Fidelity Small Cap Independence Fund	1,177,231	26,687,817
Fidelity Small Cap Value Fund	459,506	6,630,668
Fidelity Value Fund	921,386	74,540,152

TOTAL DOMESTIC EQUITY FUNDS		1,298,526,529
International Equity Funds 10.4%
Fidelity Diversified International Fund	1,952,200	69,654,483
Fidelity Europe Fund	2,385,675	95,259,993
Fidelity Japan Fund	1,583,883	29,776,991
Fidelity Overseas Fund	1,566,162	70,054,429
Fidelity Southeast Asia Fund	598,189	14,015,576

TOTAL INTERNATIONAL EQUITY FUNDS		278,761,472

TOTAL EQUITY FUNDS
(Cost $1,429,251,179)	1,577,288,001

Fixed Income Funds 37.0%

High Yield Fixed-Income Funds – 6.5%
Fidelity Capital & Income Fund	10,191,279	87,033,527
Fidelity High Income Fund	9,757,227	86,644,179

TOTAL HIGH YIELD FIXED INCOME FUNDS		173,677,706
Investment Grade Fixed Income Funds 30.5%
Fidelity Government Income Fund	27,427,339	272,902,024
Fidelity Intermediate Bond Fund	18,626,630	189,246,563
Fidelity Investment Grade Bond Fund	41,311,547	300,334,946
Fidelity Strategic Real Return Fund	5,378,230	53,620,952

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		816,104,485

TOTAL FIXED-INCOME FUNDS
(Cost $1,004,604,728)		989,782,191

Short Term Funds 4.1%
	Shares	Value (Note 1)
Fidelity Retirement Money Market
Portfolio	69,404,800	$ 69,404,800
Fidelity Short Term Bond Fund	4,682,987	41,303,945
TOTAL SHORT TERM FUNDS
(Cost $110,883,194)		110,708,745
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $2,544,739,101)		$ 2,677,778,937

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

A-35 Annual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (cost
$2,544,739,101) — See accom-
panying schedule		$2,677,778,937
Receivable for investments sold		229,267
Receivable for fund shares sold		209,509,018
Total assets		2,887,517,222

Liabilities
Payable for investments purchased	$ 207,653,293
Payable for fund shares redeemed	2,085,377
Total liabilities		209,738,670

Net Assets		$ 2,677,778,552
Net Assets consist of:
Paid in capital		$2,507,016,154
Undistributed net investment income		8,665,079
Accumulated undistributed net
realized gain (loss) on investments		29,057,483
Net unrealized appreciation
(depreciation) on investments		133,039,836
Net Assets, for 223,573,331 shares
outstanding		$ 2,677,778,552
Net Asset Value, offering price and
redemption price per share
($2,677,778,552 ÷
223,573,331 shares)		$ 11.98

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying
funds		$ 34,693,090
Interest		816
Total income		34,693,906

Expenses
Management fee	$ 79,182
Independent trustees’ compensation	5,484
Total expenses before reductions	84,666
Expense reductions	(21,403)	63,263

Net investment income (loss)		34,630,643
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	1,283,964
Capital gain distributions from
underlying funds	35,857,226	37,141,190
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		122,725,107
Net gain (loss)		159,866,297
Net increase (decrease) in net
assets resulting from operations		$ 194,496,940

See accompanying notes which are an integral part of the financial statements.

Annual Report A-36

Statement of Changes in Net Assets
	Year ended		Year ended
	March 31,		March 31,
	2006		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,630,643		$ 8,277,717
Net realized gain (loss)	37,141,190		2,804,789
Change in net unrealized appreciation (depreciation)	122,725,107		9,373,614
Net increase (decrease) in net assets resulting from operations	194,496,940		20,456,120
Distributions to shareholders from net investment income	(27,970,696)		(6,293,545)
Distributions to shareholders from net realized gain	(10,642,857)		(573,772)
Total distributions	(38,613,553)		(6,867,317)
Share transactions
Proceeds from sales of shares	1,847,831,476		877,794,443
Reinvestment of distributions	38,532,294		6,853,844
Cost of shares redeemed	(276,961,461)		(100,078,893)
Net increase (decrease) in net assets resulting from share transactions	1,609,402,309		784,569,394
Total increase (decrease) in net assets	1,765,285,696		798,158,197

Net Assets
Beginning of period	912,492,856		114,334,659
End of period (including undistributed net investment income of $8,665,079 and undistributed net investment income
of $2,927,282, respectively)	$ 2,677,778,552		$ 912,492,856

Other Information
Shares
Sold	160,428,368		81,759,492
Issued in reinvestment of distributions	3,362,406		623,570
Redeemed	(24,131,931)		(9,283,179)
Net increase (decrease)	139,658,843		73,099,883

Financial Highlights
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.87	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.25	.21	.07
Net realized and unrealized gain (loss)	1.13	.25	.54
Total from investment operations	1.38	.46	.61
Distributions from net investment income	(.19)	(.14)	(.04)
Distributions from net realized gain	(.08)	(.02)	—
Total distributions	(.27)	(.16)	(.04)
Net asset value, end of period	$ 11.98	$ 10.87	$ 10.57
Total ReturnB,C	12.83%	4.30%	6.11%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	2.20%	2.01%	1.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$2,677,779	$ 912,493	$ 114,335
Portfolio turnover rate	1%	0%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

A-37

Annual Report

Fidelity Freedom 2020 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	8.1	8.6
Fidelity Disciplined Equity Fund	8.2	9.1
Fidelity Equity Income Fund	8.3	8.8
Fidelity Fund	4.9	7.1
Fidelity Growth & Income Portfolio	9.0	9.0
Fidelity Growth Company Fund	5.2	5.6
Fidelity Mid Cap Stock Fund	5.5	5.6
Fidelity OTC Portfolio	4.1	4.3
Fidelity Small Cap Growth Fund	0.3	0.2
Fidelity Small Cap Independence
Fund	1.1	0.5
Fidelity Small Cap Value Fund	0.3	0.2
Fidelity Value Fund	2.9	1.2
	57.9	60.2
International Equity Funds
Fidelity Diversified International
Fund	3.0	2.7
Fidelity Europe Fund	4.2	4.1
Fidelity Japan Fund	1.2	1.1
Fidelity Overseas Fund	3.0	2.6
Fidelity Southeast Asia Fund	0.6	0.6
	12.0	11.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.9
Fidelity High Income Fund	3.6	3.6
	7.2	7.5
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	7.9	8.0
Fidelity Intermediate Bond Fund	5.4	5.1
Fidelity Investment Grade Bond
Fund	8.5	8.0
Fidelity Strategic Real Return Fund	1.0	0.0
	22.8	21.1
Short-Term Funds
Fidelity Retirement Money Market
Portfolio	0.1	0.1
Fidelity Short Term Bond Fund	0.0	0.0
	0.1	0.1
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The “six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The “current” allocation is based on the fund’s holdings as of March 31, 2006. The “expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report A-38

Fidelity Freedom 2020 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 69.9%
	Shares	Value (Note 1)
Domestic Equity Funds 57.9%
Fidelity Blue Chip Growth Fund	25,574,801	$ 1,129,638,958
Fidelity Disciplined Equity Fund	39,331,555	1,140,221,792
Fidelity Equity Income Fund	20,913,680	1,143,769,165
Fidelity Fund	20,253,712	676,473,984
Fidelity Growth & Income Portfolio	34,992,991	1,252,049,236
Fidelity Growth Company Fund (a)	10,635,527	723,109,490
Fidelity Mid Cap Stock Fund	25,441,181	766,542,772
Fidelity OTC Portfolio (a)	14,217,837	568,713,467
Fidelity Small Cap Growth Fund	2,632,504	38,355,588
Fidelity Small Cap Independence
Fund	6,719,402	152,328,851
Fidelity Small Cap Value Fund	2,686,650	38,768,361
Fidelity Value Fund	4,896,219	396,104,090

TOTAL DOMESTIC EQUITY FUNDS		8,026,075,754
International Equity Funds 12.0%
Fidelity Diversified International Fund	11,591,481	413,584,056
Fidelity Europe Fund	14,335,436	572,413,948
Fidelity Japan Fund	9,084,446	170,787,577
Fidelity Overseas Fund	9,245,168	413,536,354
Fidelity Southeast Asia Fund	3,583,654	83,965,022

TOTAL INTERNATIONAL EQUITY FUNDS		1,654,286,957

TOTAL EQUITY FUNDS
(Cost $7,990,855,591)		9,680,362,711

Fixed Income Funds 30.0%

High Yield Fixed-Income Funds – 7.2%
Fidelity Capital & Income Fund	58,283,372	497,739,999
Fidelity High Income Fund	55,674,019	494,385,287

TOTAL HIGH YIELD FIXED INCOME FUNDS		992,125,286
Investment Grade Fixed Income Funds 22.8%
Fidelity Government Income Fund	110,756,319	1,102,025,378
Fidelity Intermediate Bond Fund	73,719,553	748,990,663
Fidelity Investment Grade Bond Fund	161,235,963	1,172,185,451
Fidelity Strategic Real Return Fund	13,451,981	134,116,247

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,157,317,739

TOTAL FIXED-INCOME FUNDS
(Cost $4,155,047,386)		4,149,443,025

Short Term Funds 0.1%
	Shares	Value (Note 1)
Fidelity Retirement Money Market
Portfolio	10,327,368	$ 10,327,368
Fidelity Short Term Bond Fund	812,550	7,166,692
TOTAL SHORT TERM FUNDS
(Cost $17,530,803)		17,494,060
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $12,163,433,780)		$13,847,299,796

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

A-39 Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value
(cost $12,163,433,780) — See
accompanying schedule		$ 13,847,299,796
Cash		11
Receivable for investments sold		1,000,000
Receivable for fund shares sold		187,579,385
Total assets		14,035,879,192

Liabilities
Payable for investments purchased	$174,997,758
Payable for fund shares redeemed	13,583,398
Total liabilities		188,581,156

Net Assets		$ 13,847,298,036
Net Assets consist of:
Paid in capital		$ 11,926,785,277
Undistributed net investment income		39,872,822
Accumulated undistributed net
realized gain (loss) on
investments		196,773,921
Net unrealized appreciation
(depreciation) on investments		1,683,866,016
Net Assets, for 901,076,338
shares outstanding		$ 13,847,298,036
Net Asset Value, offering price and
redemption price per share
($13,847,298,036 ÷
901,076,338 shares)		$ 15.37

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying
funds		$ 215,838,079
Interest		6,169
Total income		215,844,248

Expenses
Management fee	$ 827,570
Independent trustees’ compensation	42,984
Interest	2,219
Total expenses before reductions	872,773
Expense reductions	(208,636)	664,137

Net investment income (loss)		215,180,111
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	(17,106,067)
Capital gain distributions from
underlying funds	275,527,395	258,421,328
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		1,118,615,027
Net gain (loss)		1,377,036,355
Net increase (decrease) in net
assets resulting from operations		$ 1,592,216,466

See accompanying notes which are an integral part of the financial statements.

Annual Report A-40

Statement of Changes in Net Assets
			Year ended		Year ended
			March 31,		March 31,
			2006		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)			$ 215,180,111		$ 152,146,703
Net realized gain (loss)			258,421,328		52,283,801
Change in net unrealized appreciation (depreciation)			1,118,615,027		227,628,964
Net increase (decrease) in net assets resulting from operations			1,592,216,466		432,059,468
Distributions to shareholders from net investment income			(186,835,535)		(167,221,106)
Distributions to shareholders from net realized gain			(73,505,183)		(21,140,380)
Total distributions			(260,340,718)		(188,361,486)
Share transactions
Proceeds from sales of shares			4,400,017,334		3,407,977,638
Reinvestment of distributions			259,887,224		187,972,530
Cost of shares redeemed			(2,060,303,055)		(1,465,258,981)
Net increase (decrease) in net assets resulting from share transactions			2,599,601,503		2,130,691,187
Total increase (decrease) in net assets			3,931,477,251		2,374,389,169

Net Assets
Beginning of period			9,915,820,785		7,541,431,616
End of period (including undistributed net investment income of $39,872,822 and undistributed net investment
income of $22,498,986, respectively)			$ 13,847,298,036		$ 9,915,820,785

Other Information
Shares
Sold			302,147,223		253,234,444
Issued in reinvestment of distributions			17,970,360		13,779,674
Redeemed			(142,121,404)		(109,285,908)
Net increase (decrease)			177,996,179		157,728,210

Financial Highlights
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 13.71	$ 13.34	$ 10.50	$ 12.60	$ 13.11
Income from Investment Operations
Net investment income (loss)B	.27	.24	.23	.21	.26
Net realized and unrealized gain (loss)	1.72	.43	2.87	(2.09)	(.08)
Total from investment operations	1.99	.67	3.10	(1.88)	.18
Distributions from net investment income	(.23)	(.26)	(.22)	(.22)	(.26)
Distributions from net realized gain	(.10)	(.04)	(.04)	—	(.43)
Total distributions	(.33)	(.30)	(.26)	(.22)	(.69)
Net asset value, end of period	$ 15.37	$ 13.71	$ 13.34	$ 10.50	$ 12.60
Total ReturnA	14.64%	5.01%	29.68%	(14.96)%	1.12%
Ratios to Average Net AssetsC,D
Expenses before reductions	.01%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.01%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.01%	.08%	.08%	.08%	.07%
Net investment income (loss)	1.87%	1.79%	1.85%	1.96%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$13,847,298	$9,915,821	$7,541,432	$4,087,602	$3,285,294
Portfolio turnover rate	4%	0%	3%	6%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Amounts do not include the activity of the underlying funds.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

A-41

Annual Report

Fidelity Freedom 2025 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	8.9	9.4
Fidelity Disciplined Equity Fund	8.9	9.5
Fidelity Equity Income Fund	8.9	9.5
Fidelity Fund	2.5	5.1
Fidelity Growth & Income Portfolio	9.9	10.1
Fidelity Growth Company Fund	5.6	5.8
Fidelity Mid Cap Stock Fund	5.7	6.0
Fidelity OTC Portfolio	4.5	4.5
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Independence
Fund	1.2	1.0
Fidelity Small Cap Value Fund	0.3	0.4
Fidelity Value Fund	3.4	2.3
	60.1	63.9
International Equity Funds
Fidelity Diversified International
Fund	3.3	2.7
Fidelity Europe Fund	4.4	3.8
Fidelity Japan Fund	1.4	1.2
Fidelity Overseas Fund	3.3	2.7
Fidelity Southeast Asia Fund	0.7	0.6
	13.1	11.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.8	3.7
Fidelity High Income Fund	3.7	3.7
	7.5	7.4
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	6.4	6.7
Fidelity Intermediate Bond Fund	4.5	4.3
Fidelity Investment Grade Bond
Fund	7.1	6.7
Fidelity Strategic Real Return Fund	1.3	0.0
	19.3	17.7
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The “six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The “current” allocation is based on the fund’s holdings as of March 31, 2006. The “expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report A-42

Fidelity Freedom 2025 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 73.2%
	Shares	Value (Note 1)
Domestic Equity Funds 60.1%
Fidelity Blue Chip Growth Fund	4,215,424	$ 186,195,299
Fidelity Disciplined Equity Fund	6,448,373	186,938,327
Fidelity Equity Income Fund	3,409,120	186,444,758
Fidelity Fund	1,544,547	51,587,868
Fidelity Growth & Income Portfolio	5,795,484	207,362,401
Fidelity Growth Company Fund (a)	1,742,595	118,479,041
Fidelity Mid Cap Stock Fund	4,000,734	120,542,104
Fidelity OTC Portfolio (a)	2,364,382	94,575,290
Fidelity Small Cap Growth Fund	451,645	6,580,469
Fidelity Small Cap Independence Fund	1,141,738	25,883,198
Fidelity Small Cap Value Fund	444,044	6,407,551
Fidelity Value Fund	891,580	72,128,812

TOTAL DOMESTIC EQUITY FUNDS		1,263,125,118
International Equity Funds 13.1%
Fidelity Diversified International Fund .	1,927,782	68,783,255
Fidelity Europe Fund	2,339,775	93,427,229
Fidelity Japan Fund	1,582,819	29,756,988
Fidelity Overseas Fund	1,551,678	69,406,579
Fidelity Southeast Asia Fund	587,965	13,776,029

TOTAL INTERNATIONAL EQUITY FUNDS		275,150,080

TOTAL EQUITY FUNDS
(Cost $1,395,804,235)		1,538,275,198

Fixed Income Funds 26.8%

High Yield Fixed-Income Funds – 7.5%
Fidelity Capital & Income Fund	9,202,152	78,586,375
Fidelity High Income Fund	8,813,175	78,260,994

TOTAL HIGH YIELD FIXED INCOME FUNDS		156,847,369
Investment Grade Fixed Income Funds 19.3%
Fidelity Government Income Fund	13,581,220	135,133,143
Fidelity Intermediate Bond Fund	9,234,890	93,826,482
Fidelity Investment Grade Bond Fund	20,466,330	148,790,222
Fidelity Strategic Real Return Fund	2,701,899	26,937,930

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		404,687,777

TOTAL FIXED-INCOME FUNDS
(Cost $567,881,675)		561,535,146
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $1,963,685,910)		$ 2,099,810,344

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

A-43 Annual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (cost
$1,963,685,910) — See accom-
panying schedule		$2,099,810,344
Cash		46
Receivable for investments sold		212,141
Receivable for fund shares sold		116,039,753
Total assets		2,216,062,284

Liabilities
Payable for investments purchased	$ 114,998,037
Payable for fund shares redeemed	1,254,080
Total liabilities		116,252,117

Net Assets		$ 2,099,810,167
Net Assets consist of:
Paid in capital		$1,930,342,356
Undistributed net investment income		5,649,658
Accumulated undistributed net real-
ized gain (loss) on investments		27,693,719
Net unrealized appreciation
(depreciation) on investments		136,124,434
Net Assets, for 167,672,447 shares
outstanding		$ 2,099,810,167
Net Asset Value, offering price and
redemption price per share
($2,099,810,167 ÷
167,672,447 shares)		$ 12.52

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying
funds		$ 21,365,882
Interest		742
Total income		21,366,624

Expenses
Management fee	$ 58,737
Independent trustees’ compensation	4,220
Total expenses before reductions	62,957
Expense reductions	(16,033)	46,924

Net investment income (loss)		21,319,700
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	1,220,344
Capital gain distributions from
underlying funds	34,915,462	36,135,806
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		126,091,211
Net gain (loss)		162,227,017
Net increase (decrease) in net
assets resulting from operations		$ 183,546,717

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-44

Statement of Changes in Net Assets
	Year ended		Year ended
	March 31,		March 31,
	2006		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,319,700		$ 4,614,068
Net realized gain (loss)	36,135,806		2,006,547
Change in net unrealized appreciation (depreciation)	126,091,211		9,283,353
Net increase (decrease) in net assets resulting from operations	183,546,717		15,903,968
Distributions to shareholders from net investment income	(16,674,108)		(3,727,700)
Distributions to shareholders from net realized gain	(10,143,500)		(334,233)
Total distributions	(26,817,608)		(4,061,933)
Share transactions
Proceeds from sales of shares	1,430,171,607		653,296,979
Reinvestment of distributions	26,801,156		4,057,208
Cost of shares redeemed	(196,390,229)		(53,120,578)
Net increase (decrease) in net assets resulting from share transactions	1,260,582,534		604,233,609
Total increase (decrease) in net assets	1,417,311,643		616,075,644

Net Assets
Beginning of period	682,498,524		66,422,880
End of period (including undistributed net investment income of $5,649,658 and undistributed net investment income
of $1,348,251, respectively)	$ 2,099,810,167		$ 682,498,524

Other Information
Shares
Sold	120,312,980		59,896,551
Issued in reinvestment of distributions	2,257,270		361,175
Redeemed	(16,551,042)		(4,846,144)
Net increase (decrease)	106,019,208		55,411,582

Financial Highlights
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.07	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.21	.18	.06
Net realized and unrealized gain (loss)	1.48	.39	.63
Total from investment operations	1.69	.57	.69
Distributions from net investment income	(.15)	(.13)	(.05)
Distributions from net realized gain	(.10)	(.01)	—
Total distributions	(.24)H	(.14)	(.05)
Net asset value, end of period	$ 12.52	$ 11.07	$ 10.64
Total ReturnB,C	15.41%	5.33%	6.92%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	1.75%	1.67%	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$2,099,810	$ 682,499	$ 66,423
Portfolio turnover rate	1%	0%	7%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.
H Total distributions of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gains of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

A-45

Annual Report

Fidelity Freedom 2030 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	9.7	10.0
Fidelity Disciplined Equity Fund	9.8	10.5
Fidelity Equity Income Fund	9.8	10.2
Fidelity Fund	5.2	7.8
Fidelity Growth & Income Portfolio	10.8	10.5
Fidelity Growth Company Fund	6.2	6.5
Fidelity Mid Cap Stock Fund	6.3	6.5
Fidelity OTC Portfolio	4.9	5.0
Fidelity Small Cap Growth Fund	0.3	0.2
Fidelity Small Cap Independence
Fund	1.3	0.7
Fidelity Small Cap Value Fund	0.4	0.2
Fidelity Value Fund	3.5	1.5
	68.2	69.6
International Equity Funds
Fidelity Diversified International
Fund	3.7	3.4
Fidelity Europe Fund	5.1	5.0
Fidelity Japan Fund	1.5	1.4
Fidelity Overseas Fund	3.7	3.2
Fidelity Southeast Asia Fund	0.8	0.7
	14.8	13.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.9
Fidelity High Income Fund	3.6	3.6
	7.2	7.5
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	3.4	3.5
Fidelity Intermediate Bond Fund	2.3	2.2
Fidelity Investment Grade Bond
Fund	3.7	3.5
Fidelity Strategic Real Return Fund	0.4	0.0
	9.8	9.2
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The “six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The “current” allocation is based on the fund’s holdings as of March 31, 2006. The “expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report A-46

Fidelity Freedom 2030 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 83.0%
	Shares	Value (Note 1)
Domestic Equity Funds 68.2%
Fidelity Blue Chip Growth Fund	18,787,322	$ 829,836,005
Fidelity Disciplined Equity Fund	28,782,528	834,405,476
Fidelity Equity Income Fund	15,291,239	836,277,854
Fidelity Fund	13,375,168	446,730,616
Fidelity Growth & Income Portfolio	25,751,905	921,403,159
Fidelity Growth Company Fund (a)	7,759,453	527,565,212
Fidelity Mid Cap Stock Fund	17,940,307	540,541,455
Fidelity OTC Portfolio (a)	10,439,532	417,581,282
Fidelity Small Cap Growth Fund	1,975,070	28,776,764
Fidelity Small Cap Independence Fund	. 5,020,985	113,825,729
Fidelity Small Cap Value Fund	1,995,003	28,787,888
Fidelity Value Fund	3,734,664	302,134,309

TOTAL DOMESTIC EQUITY FUNDS		5,827,865,749
International Equity Funds 14.8%
Fidelity Diversified International Fund	8,913,690	318,040,447
Fidelity Europe Fund	11,002,092	439,313,542
Fidelity Japan Fund	6,953,873	130,732,809
Fidelity Overseas Fund	7,116,978	318,342,411
Fidelity Southeast Asia Fund	2,719,906	63,727,394

TOTAL INTERNATIONAL EQUITY FUNDS		1,270,156,603

TOTAL EQUITY FUNDS
(Cost $5,983,415,112)		7,098,022,352

Fixed Income Funds 17.0%

High Yield Fixed-Income Funds – 7.2%
Fidelity Capital & Income Fund	36,136,515	308,605,834
Fidelity High Income Fund	34,572,147	307,000,669

TOTAL HIGH YIELD FIXED INCOME FUNDS		615,606,503
Investment Grade Fixed Income Funds 9.8%
Fidelity Government Income Fund	29,389,556	292,426,084
Fidelity Intermediate Bond Fund	19,545,993	198,587,293
Fidelity Investment Grade Bond Fund	42,735,163	310,684,634
Fidelity Strategic Real Return Fund	3,528,338	35,177,526

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		836,875,537

TOTAL FIXED-INCOME FUNDS
(Cost $1,442,441,692)		1,452,482,040
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $7,425,856,804)		$ 8,550,504,392

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

A-47 Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (cost
$7,425,856,804) — See accom-
panying schedule		$8,550,504,392
Cash		13
Receivable for investments sold		1,000,000
Receivable for fund shares sold		76,721,945
Total assets		8,628,226,350

Liabilities
Payable for investments purchased	$ 69,156,655
Payable for fund shares redeemed	8,566,035
Total liabilities		77,722,690

Net Assets		$ 8,550,503,660
Net Assets consist of:
Paid in capital		$7,282,642,801
Undistributed net investment income		13,216,238
Accumulated undistributed net real-
ized gain (loss) on investments		129,997,033
Net unrealized appreciation
(depreciation) on investments		1,124,647,588
Net Assets, for 540,549,254 shares
outstanding		$ 8,550,503,660
Net Asset Value, offering price and
redemption price per share
($8,550,503,660 ÷
540,549,254 shares)		$ 15.82

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying
funds		$ 102,688,661
Interest		5,010
Total income		102,693,671

Expenses
Management fee	$ 488,940
Independent trustees’ compensation	25,678
Interest	1,734
Total expenses before reductions	516,352
Expense reductions	(123,490)	392,862

Net investment income (loss)		102,300,809
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	(26,253,636)
Capital gain distributions from
underlying funds	192,909,580	166,655,944
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		827,718,237
Net gain (loss)		994,374,181
Net increase (decrease) in net
assets resulting from operations		$ 1,096,674,990
See accompanying notes which are an integral part of the financial statements.

Annual Report A-48

Statement of Changes in Net Assets
Year ended	Year ended
March 31,	March 31,
2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,300,809	$ 75,168,093
Net realized gain (loss)	166,655,944	28,102,801
Change in net unrealized appreciation (depreciation)	827,718,237	187,294,996
Net increase (decrease) in net assets resulting from operations	1,096,674,990	290,565,890
Distributions to shareholders from net investment income	(89,395,734)	(83,244,934)
Distributions to shareholders from net realized gain	(50,329,442)	—
Total distributions	(139,725,176)	(83,244,934)
Share transactions
Proceeds from sales of shares	2,868,245,229	2,113,722,920
Reinvestment of distributions	139,589,694	83,157,721
Cost of shares redeemed	(1,271,096,644)	(910,987,108)
Net increase (decrease) in net assets resulting from share transactions	1,736,738,279	1,285,893,533
Total increase (decrease) in net assets	2,693,688,093	1,493,214,489

Net Assets
Beginning of period	5,856,815,567	4,363,601,078
End of period (including undistributed net investment income of $13,216,238 and undistributed net investment income
of $5,486,524, respectively)	$ 8,550,503,660	$ 5,856,815,567

Other Information
Shares
Sold	193,397,312	157,092,508
Issued in reinvestment of distributions	9,474,303	5,986,195
Redeemed	(86,363,640)	(67,870,981)
Net increase (decrease)	116,507,975	95,207,722

Financial Highlights
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 13.81	$ 13.27	$ 10.04	$ 12.58	$ 13.23
Income from Investment Operations
Net investment income (loss)B	.22	.20	.19	.16	.19
Net realized and unrealized gain (loss)	2.09	.56	3.23	(2.55)	(.11)
Total from investment operations	2.31	.76	3.42	(2.39)	.08
Distributions from net investment income	(.19)	(.22)	(.19)	(.15)	(.20)
Distributions from net realized gain	(.11)	—	—	—	(.53)
Total distributions	(.30)	(.22)	(.19)	(.15)	(.73)
Net asset value, end of period	$ 15.82	$ 13.81	$ 13.27	$ 10.04	$ 12.58
Total ReturnA	16.86%	5.72%	34.22%	(19.05)%	.28%
Ratios to Average Net AssetsC,D
Expenses before reductions	.01%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.01%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.01%	.08%	.08%	.08%	.07%
Net investment income (loss)	1.48%	1.52%	1.58%	1.52%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$8,550,504	$5,856,816	$4,363,601	$2,335,210	$1,995,302
Portfolio turnover rate	5%	0%	2%	4%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Amounts do not include the activity of the underlying funds.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

A-49

Annual Report

Fidelity Freedom 2035 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.0	10.4
Fidelity Disciplined Equity Fund	10.2	10.4
Fidelity Equity Income Fund	10.1	10.4
Fidelity Fund	2.5	5.3
Fidelity Growth & Income Portfolio	11.3	11.1
Fidelity Growth Company Fund	6.3	6.5
Fidelity Mid Cap Stock Fund	6.6	6.4
Fidelity OTC Portfolio	5.0	5.0
Fidelity Small Cap Growth Fund	0.4	0.4
Fidelity Small Cap Independence
Fund	1.4	1.1
Fidelity Small Cap Value Fund	0.4	0.4
Fidelity Value Fund	3.9	2.5
	68.1	69.9
International Equity Funds
Fidelity Diversified International
Fund	3.9	3.4
Fidelity Europe Fund	5.2	4.7
Fidelity Japan Fund	1.6	1.5
Fidelity Overseas Fund	3.8	3.4
Fidelity Southeast Asia Fund	0.8	0.7
	15.3	13.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.0	4.2
Fidelity High Income Fund	4.0	4.3
	8.0	8.5
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	2.9	3.0
Fidelity Intermediate Bond Fund	2.0	1.9
Fidelity Investment Grade Bond
Fund	3.1	3.0
Fidelity Strategic Real Return Fund	0.6	0.0
	8.6	7.9
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The “six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The “current” allocation is based on the fund’s holdings as of March 31, 2006. The “expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report A-50

Fidelity Freedom 2035 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 83.4%
	Shares	Value (Note 1)
Domestic Equity Funds 68.1%
Fidelity Blue Chip Growth Fund	2,609,889	$115,278,812
Fidelity Disciplined Equity Fund	4,081,408	118,320,028
Fidelity Equity Income Fund	2,139,744	117,022,595
Fidelity Fund	857,875	28,653,027
Fidelity Growth & Income Portfolio	3,646,433	130,469,362
Fidelity Growth Company Fund (a)	1,074,881	73,081,159
Fidelity Mid Cap Stock Fund	2,547,370	76,752,252
Fidelity OTC Portfolio (a)	1,453,604	58,144,153
Fidelity Small Cap Growth Fund	280,754	4,090,583
Fidelity Small Cap Independence Fund .	707,438	16,037,619
Fidelity Small Cap Value Fund	279,568	4,034,170
Fidelity Value Fund	564,153	45,639,985

TOTAL DOMESTIC EQUITY FUNDS		787,523,745
International Equity Funds 15.3%
Fidelity Diversified International Fund	1,257,485	44,867,048
Fidelity Europe Fund	1,500,007	59,895,299
Fidelity Japan Fund	1,018,305	19,144,142
Fidelity Overseas Fund	995,900	44,546,603
Fidelity Southeast Asia Fund	374,497	8,774,464

TOTAL INTERNATIONAL EQUITY FUNDS		177,227,556

TOTAL EQUITY FUNDS
(Cost $877,817,552)		964,751,301

Fixed Income Funds 16.6%

High Yield Fixed-Income Funds – 8.0%
Fidelity Capital & Income Fund	5,447,904	46,525,100
Fidelity High Income Fund	5,205,988	46,229,175

TOTAL HIGH YIELD FIXED INCOME FUNDS		92,754,275
Investment Grade Fixed Income Funds 8.6%
Fidelity Government Income Fund	3,281,521	32,651,133
Fidelity Intermediate Bond Fund	2,263,578	22,997,948
Fidelity Investment Grade Bond Fund	4,962,379	36,076,493
Fidelity Strategic Real Return Fund	668,463	6,664,577

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		98,390,151

TOTAL FIXED-INCOME FUNDS
(Cost $192,109,492)		191,144,426
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $1,069,927,044)		$1,155,895,727

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

A-51 Annual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (cost
$1,069,927,044) — See accom-
panying schedule		$1,155,895,727
Cash		33
Receivable for investments sold		119,213
Receivable for fund shares sold		26,241,318
Total assets		1,182,256,291

Liabilities
Payable for investments purchased	$ 25,566,166
Payable for fund shares redeemed	784,016
Total liabilities		26,350,182

Net Assets		$ 1,155,906,109
Net Assets consist of:
Paid in capital		$1,051,139,424
Undistributed net investment income		1,977,290
Accumulated undistributed net real-
ized gain (loss) on investments		16,820,712
Net unrealized appreciation
(depreciation) on investments		85,968,683
Net Assets, for 89,668,955 shares
outstanding		$ 1,155,906,109
Net Asset Value, offering price and
redemption price per share
($1,155,906,109 ÷ 89,668,955
shares)		$ 12.89

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying
funds		$ 9,777,517
Interest		487
Total income		9,778,004

Expenses
Management fee	$ 30,515
Independent trustees’ compensation	2,265
Total expenses before reductions	32,780
Expense reductions	(8,408)	24,372

Net investment income (loss)		9,753,632
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	704,973
Capital gain distributions from
underlying funds	21,302,068	22,007,041
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		79,791,676
Net gain (loss)		101,798,717
Net increase (decrease) in net
assets resulting from operations		$ 111,552,349

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-52

Statement of Changes in Net Assets
	Year ended		Year ended
	March 31,		March 31,
	2006		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,753,632		$ 2,133,656
Net realized gain (loss)	22,007,041		986,537
Change in net unrealized appreciation (depreciation)	79,791,676		5,834,445
Net increase (decrease) in net assets resulting from operations	111,552,349		8,954,638
Distributions to shareholders from net investment income	(8,057,826)		(1,855,868)
Distributions to shareholders from net realized gain	(6,197,986)		—
Total distributions	(14,255,812)		(1,855,868)
Share transactions
Proceeds from sales of shares	810,298,913		343,792,868
Reinvestment of distributions	14,249,651		1,855,011
Cost of shares redeemed	(118,030,363)		(28,598,735)
Net increase (decrease) in net assets resulting from share transactions	706,518,201		317,049,144
Total increase (decrease) in net assets	803,814,738		324,147,914

Net Assets
Beginning of period	352,091,371		27,943,457
End of period (including undistributed net investment income of $1,977,290 and undistributed net investment income
of $458,671, respectively)	$ 1,155,906,109		$ 352,091,371

Other Information
Shares
Sold	66,855,909		31,199,027
Issued in reinvestment of distributions	1,174,172		162,738
Redeemed	(9,749,789)		(2,586,363)
Net increase (decrease)	58,280,292		28,775,402

Financial Highlights
Years ended March 31,	2006	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.22	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.18	.17	.06
Net realized and unrealized gain (loss)	1.73	.49	.68
Total from investment operations	1.91	.66	.74
Distributions from net investment income	(.13)	(.13)	(.05)
Distributions from net realized gain	(.11)	—	—
Total distributions	(.24)	(.13)	(.05)
Net asset value, end of period	$ 12.89	$ 11.22	$ 10.69
Total ReturnB,C	17.18%	6.12%	7.42%
Ratios to Average Net AssetsE,G
Expenses before reductions	.00%	.10%	.10%A
Expenses net of fee waivers, if any	.00%	.08%	.08%A
Expenses net of all reductions	.00%	.08%	.08%A
Net investment income (loss)	1.48%	1.56%	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,155,906	$ 352,091	$ 27,943
Portfolio turnover rate	1%	0%	18%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

A-53

Annual Report

Fidelity Freedom 2040 Fund
Investment Changes

Fund Holdings as of March 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.0	10.2
Fidelity Disciplined Equity Fund	10.0	10.3
Fidelity Equity Income Fund	10.0	10.2
Fidelity Fund	3.5	7.0
Fidelity Growth & Income Portfolio	11.1	10.9
Fidelity Growth Company Fund	6.4	6.4
Fidelity Mid Cap Stock Fund	6.4	6.4
Fidelity OTC Portfolio	5.1	4.9
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Independence
Fund	1.4	1.0
Fidelity Small Cap Value Fund	0.4	0.3
Fidelity Value Fund	3.8	2.3
	68.4	70.2
International Equity Funds
Fidelity Diversified International
Fund	4.1	3.7
Fidelity Europe Fund	5.5	5.4
Fidelity Japan Fund	1.7	1.6
Fidelity Overseas Fund	4.1	3.8
Fidelity Southeast Asia Fund	0.8	0.8
	16.2	15.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.1	4.8
Fidelity High Income Fund	5.1	4.9
	10.2	9.7
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	1.8	1.8
Fidelity Intermediate Bond Fund	1.2	1.2
Fidelity Investment Grade Bond
Fund	1.9	1.8
Fidelity Strategic Real Return Fund	0.3	0.0
	5.2	4.8
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The “six months ago” allocation is based on the fund’s holdings as of September 30, 2005. The “current” allocation is based on the fund’s holdings as of March 31, 2006. The “expected” allocation represents the fund’s anticipated allocation at September 30, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Annual Report A-54

Fidelity Freedom 2040 Fund
Investments March 31, 2006
Showing Percentage of Total Value of Investment in Securities

Equity Funds 84.6%
	Shares	Value (Note 1)
Domestic Equity Funds 68.4%
Fidelity Blue Chip Growth Fund	8,769,563	$ 387,351,616
Fidelity Disciplined Equity Fund	13,316,052	386,032,347
Fidelity Equity Income Fund	7,067,715	386,533,342
Fidelity Fund	4,053,112	135,373,942
Fidelity Growth & Income Portfolio	12,003,847	429,497,653
Fidelity Growth Company Fund (a)	3,647,096	247,966,090
Fidelity Mid Cap Stock Fund	8,232,570	248,047,338
Fidelity OTC Portfolio (a)	4,927,386	197,095,448
Fidelity Small Cap Growth Fund	921,974	13,433,164
Fidelity Small Cap Independence Fund	2,383,659	54,037,555
Fidelity Small Cap Value Fund	933,519	13,470,674
Fidelity Value Fund	1,814,173	146,766,560

TOTAL DOMESTIC EQUITY FUNDS		2,645,605,729
International Equity Funds 16.2%
Fidelity Diversified International Fund .	4,400,095	156,995,381
Fidelity Europe Fund	5,330,755	212,857,053
Fidelity Japan Fund	3,553,095	66,798,180
Fidelity Overseas Fund	3,535,333	158,135,466
Fidelity Southeast Asia Fund	1,334,319	31,263,106

TOTAL INTERNATIONAL EQUITY FUNDS		626,049,186

TOTAL EQUITY FUNDS
(Cost $2,743,020,285)		3,271,654,915

Fixed Income Funds 15.4%

High Yield Fixed-Income Funds – 10.2%
Fidelity Capital & Income Fund	23,077,602	197,082,717
Fidelity High Income Fund	22,085,416	196,118,491

TOTAL HIGH YIELD FIXED INCOME FUNDS		393,201,208
Investment Grade Fixed Income Funds 5.2%
Fidelity Government Income Fund	6,841,574	68,073,662
Fidelity Intermediate Bond Fund	4,635,610	47,097,794
Fidelity Investment Grade Bond Fund	10,276,618	74,711,016
Fidelity Strategic Real Return Fund	1,318,624	13,146,681

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		203,029,153

TOTAL FIXED-INCOME FUNDS
(Cost $584,365,188)		596,230,361
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $3,327,385,473)		$3,867,885,276

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

A-55 Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities
		March 31, 2006

Assets
Investment in securities, at value (cost
$3,327,385,473) — See accom-		$3,867,885,276
panying schedule
Cash		80
Receivable for investments sold		536,445
Receivable for fund shares sold		40,673,701
Total assets		3,909,095,502

Liabilities
Payable for investments purchased	$ 36,525,572
Payable for fund shares redeemed	4,684,911
Total liabilities		41,210,483

Net Assets		$ 3,867,885,019
Net Assets consist of:
Paid in capital		$3,251,119,992
Undistributed net investment income		8,635,299
Accumulated undistributed net
realized gain (loss) on investments		67,629,925
Net unrealized appreciation
(depreciation) on investments		540,499,803
Net Assets, for 414,452,894 shares
outstanding		$ 3,867,885,019
Net Asset Value, offering price and
redemption price per share
($3,867,885,019 ÷
414,452,894 shares)		$ 9.33

Statement of Operations
	Year ended March 31, 2006

Investment Income
Income distributions from underlying
funds		$ 41,021,900
Interest		5,777
Total income		41,027,677

Expenses
Management fee	$ 179,587
Independent trustees’ compensation	10,214
Interest	1,093
Total expenses before reductions	190,894
Expense reductions	(46,235)	144,659

Net investment income (loss)		40,883,018
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	5,366,282
Capital gain distributions from
underlying funds	84,918,741	90,285,023
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		341,600,643
Net gain (loss)		431,885,666
Net increase (decrease) in net
assets resulting from operations		$ 472,768,684

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-56

Statement of Changes in Net Assets
			Year ended		Year ended
			March 31,		March 31,
			2006		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)			$ 40,883,018		$ 23,486,808
Net realized gain (loss)			90,285,023		8,108,740
Change in net unrealized appreciation (depreciation)			341,600,643		73,081,826
Net increase (decrease) in net assets resulting from operations			472,768,684		104,677,374
Distributions to shareholders from net investment income			(32,543,730)		(26,617,323)
Distributions to shareholders from net realized gain			(29,066,944)		(2,646,056)
Total distributions			(61,610,674)		(29,263,379)
Share transactions
Proceeds from sales of shares			1,979,220,860		1,218,547,274
Reinvestment of distributions			61,529,413		29,218,767
Cost of shares redeemed			(722,125,077)		(480,380,279)
Net increase (decrease) in net assets resulting from share transactions			1,318,625,196		767,385,762
Total increase (decrease) in net assets			1,729,783,206		842,799,757

Net Assets
Beginning of period			2,138,101,813		1,295,302,056
End of period (including undistributed net investment income of $8,635,299 and undistributed net investment income
of $1,678,127, respectively)			$ 3,867,885,019		$ 2,138,101,813

Other Information
Shares
Sold			226,884,158		154,616,707
Issued in reinvestment of distributions			7,070,550		3,637,109
Redeemed			(83,478,836)		(61,367,293)
Net increase (decrease)			150,475,872		96,886,523

Financial Highlights
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 8.10	$ 7.75	$ 5.72	$ 7.41	$ 7.62
Income from Investment Operations
Net investment income (loss)B	.13	.11	.11	.08	.09
Net realized and unrealized gain (loss)	1.29	.38	2.04	(1.69)	(.11)
Total from investment operations	1.42	.49	2.15	(1.61)	(.02)
Distributions from net investment income	(.10)	(.13)	(.09)	(.07)	(.07)
Distributions from net realized gain	(.09)	(.02)	(.03)	(.01)	(.12)
Total distributions	(.19)	(.14)E	(.12)	(.08)	(.19)
Net asset value, end of period	$ 9.33	$ 8.10	$ 7.75	$ 5.72	$ 7.41
Total ReturnA	17.65%	6.35%	37.75%	(21.79)%	(.40)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.01%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.01%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.01%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.45%	1.45%	1.55%	1.38%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$3,867,885	$2,138,102	$1,295,302	$ 482,708	$ 256,113
Portfolio turnover rate	4%	1%	3%	4%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Amounts do not include the activity of the underlying funds.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.
E Total distribution of $.14 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

A-57

Annual Report

Notes to Financial Statements For the period ended March 31, 2006

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund and Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds invest primarily in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to the short term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Freedom Income	$ 2,061,388,536	$ 90,828,466	$ (20,185,575)	$ 70,642,891
Freedom 2000	1,530,691,905	79,269,928	(8,834,202)	70,435,726
Freedom 2005	509,652,640	26,166,163	(5,603,030)	20,563,133
Freedom 2010	9,853,492,041	1,001,232,683	(165,450,953)	835,781,730
Freedom 2015	2,544,739,250	155,887,197	(22,847,510)	133,039,687
Freedom 2020	12,177,847,767	1,848,078,724	(178,626,695)	1,669,452,029
Freedom 2025	1,963,686,022	150,055,812	(13,931,490)	136,124,322
Freedom 2030	7,435,084,048	1,249,701,951	(134,281,607)	1,115,420,344
Freedom 2035	1,069,927,145	91,605,655	(5,637,073)	85,968,582
Freedom 2040	3,328,229,810	556,213,676	(16,558,210)	539,655,466

Annual Report

A-58

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

			Undistributed
		Undistributed	Long-term
		Ordinary Income	Capital Gain
Freedom Income		$ 8,718,884	$ 7,588,684
Freedom 2000		11,937,853	4,406,074
Freedom 2005		2,812,640	4,456,291
Freedom 2010		61,189,921	90,810,771
Freedom 2015		9,990,380	27,732,329
Freedom 2020		41,135,226	209,925,503
Freedom 2025		6,387,098	26,956,393
Freedom 2030		13,216,239	139,224,275
Freedom 2035		2,127,188	16,670,913
Freedom 2040		9,437,275	67,672,285

The tax character of distributions paid was as follows:

March 31, 2006
	Ordinary	Long-term
	Income	Capital Gains	Total
Freedom Income	$ 61,090,240	$ —	$ 61,090,240
Freedom 2000	44,479,311	—	44,479,311
Freedom 2005	7,877,590	1,519,597	9,397,187
Freedom 2010	233,132,207	19,542,788	252,674,995
Freedom 2015	32,043,407	6,570,146	38,613,553
Freedom 2020	230,713,449	29,627,269	260,340,718
Freedom 2025	20,627,967	6,189,641	26,817,608
Freedom 2030	117,974,238	21,750,938	139,725,176
Freedom 2035	10,802,445	3,453,367	14,255,812
Freedom 2040	44,312,876	17,297,798	61,610,674

March 31, 2005
	Ordinary	Long-term
	Income	Capital Gains	Total
Freedom Income	$ 38,070,374	$ 2,270,745	$ 40,341,119
Freedom 2000	30,275,451	—	30,275,451
Freedom 2005	1,801,817	128,392	1,930,209
Freedom 2010	173,342,801	26,257,845	199,600,646
Freedom 2015	6,293,545	573,772	6,867,317
Freedom 2020	167,221,106	21,140,380	188,361,486
Freedom 2025	3,727,700	334,233	4,061,933
Freedom 2030	83,244,934	—	83,244,934
Freedom 2035	1,855,868	—	1,855,868
Freedom 2040	26,617,323	2,646,056	29,263,379

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

A-59

Annual Report

Notes to Financial Statements continued

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	518,082,982	366,937,344
Freedom 2000	313,728,603	324,873,047
Freedom 2005	297,518,085	14,718,941
Freedom 2010	2,189,455,904	758,235,176
Freedom 2015	1,655,303,071	14,016,460
Freedom 2020	3,313,522,427	483,431,093
Freedom 2025	1,303,155,995	13,148,708
Freedom 2030	2,212,204,673	319,908,801
Freedom 2035	731,379,318	8,068,009
Freedom 2040	1,501,261,836	118,420,047

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related ser vices. As of May 1, 2005, Strategic Advisers contractually agreed to eliminate the .10% management fee. On May 19, 2005, the Board of Trustees ap proved amendments to the management contracts. Under the amended contracts the funds no longer pay management fees.

Prior to May 19, 2005, the funds paid a monthly management fee to Strategic Advisers. The management fee was computed at an annual rate of .10% of the funds’ average net assets. The management fee was reduced by an amount equal to the fees and expenses paid by the funds to the independent Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and admin istrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all ex penses of each fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. The funds do not pay any fees for these services. Effec tive May 19, 2005, FMR no longer received fees for services under the administration agreement.

5. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. Each applicable fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average
	Loan Balance	Interest Rate
Freedom 2010	$ 8,385,000	4.13%
Freedom 2020	$ 9,756,500	4.09%
Freedom 2030	$ 7,630,000	4.09%
Freedom 2040	$ 9,684,000	4.06%

Annual Report

A-60

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Freedom Income	.08% - .00%*	$ 40,268
Freedom 2000	.08% - .00%*	$ 32,273
Freedom 2005	.08% - .00%*	$ 5,350
Freedom 2010	.08% - .00%*	$ 180,846
Freedom 2015	.08% - .00%*	$ 21,402
Freedom 2020	.08% - .00%*	$ 208,496
Freedom 2025	.08% - .00%*	$ 16,032
Freedom 2030	.08% - .00%*	$ 123,488
Freedom 2035	.08% - .00%*	$ 8,407
Freedom 2040	.08% - .00%*	$ 46,234
* Expense limitation in effect at period end.

In addition, through arrangements with each applicable fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s management fee. During the period, these credits reduced management fee by the following amounts:

Freedom Income	$ 1
Freedom 2000	1
Freedom 2005	4
Freedom 2010	13
Freedom 2015	1
Freedom 2020	140
Freedom 2025	1
Freedom 2030	2
Freedom 2035	1
Freedom 2040	1

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund’s net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Freedom 2010	Freedom 2020	Freedom 2030
Fidelity Disciplined Equity Fund	—	17%	13%
Fidelity Europe Fund	—	18%	14%
Fidelity Government Income Fund	24%	19%	—
Fidelity High Income Fund	—	14%	—
Fidelity Intermediate Bond Fund	12%	—	—
Fidelity Investment Grade Bond Fund	18%	15%	—
Fidelity Strategic Real Return Fund	13%	14%	—

A-61

Annual Report

Notes to Financial Statements continued

7. Other continued

The funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Capital & Income Fund	26%
Fidelity Disciplined Equity Fund	55%
Fidelity Europe Fund	55%
Fidelity Government Income Fund	67%
Fidelity High Income Fund	42%
Fidelity Intermediate Bond Fund	34%
Fidelity Investment Grade Bond Fund	52%
Fidelity Japan Fund	26%
Fidelity Mid Cap Stock Fund	20%
Fidelity OTC Fund	21%
Fidelity Overseas Fund	21%
Fidelity Southeast Asia Fund	20%
Fidelity Small Cap Growth Fund	29%
Fidelity Strategic Real Return Fund	46%

Annual Report

A-62

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund and Fidelity Freedom 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund and Fidelity Freedom 2040 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2006, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Aberdeen Street Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts May 19, 2006

A-63

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Freedom Fund’s activities, review contractual arrangements with companies that provide services to each Freedom Fund, and review each Freedom Fund’s performance. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 330 funds advised by FMR or an affiliate. Mr. McCoy oversees 332 funds advised by FMR or an affiliate. Mr. Gamper oversees 262 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Freedom Income (2005 present), Freedom 2000 (2005 present), Freedom 2005

(2005 present), Freedom 2010 (2005 present), Freedom 2015 (2005 present), Freedom 2020 (2005 present), Freedom 2025 (2005 present), Freedom 2030 (2005 present), Freedom 2035 (2005 present), Freedom 2040 (2005 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

A-64

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The De pository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

A-65

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate) and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, Presi dent, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Annual Report

A-66

Name, Age; Principal Occupation Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Boyce I. Greer (50)

Year of Election or Appointment: 2005 or 2006

Vice President of Freedom Income (2005 present), Freedom 2000 (2005 present), Freedom 2005 (2005 present), Freedom 2010 (2005 present), Freedom 2015 (2005 present), Freedom 2020 (2005 present), Freedom 2025 (2005 present), Freedom 2030 (2005 present), Freedom 2035 (2005 present), Freedom 2040 (2005 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Mr. Greer also serves as Vice President of certain Equity Funds (2005 present), certain Asset Allocation Funds (2005 present), and a Trustee of other investment companies advised by FMR (2003 present). He is an Executive Vice President of FMR (2005 present) and FMR Co., Inc. (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), and Executive Vice President (2000 2002) and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

Ren Y. Cheng (49)

Year of Election or Appointment: 1996, 2000, 2003, or 2006

Vice President of Freedom Income (1996 present), Freedom 2000 (1996 present), Freedom 2005 (2003 present), Freedom 2010 (1996 present), Freedom 2015 (2003 present), Freedom 2020 (1996 present), Freedom 2025 (2003 present), Freedom 2030 (1996 present), Freedom 2035 (2003 present), Freedom 2040 (2000 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers, Inc., including the Fidelity Advisor Freedom Funds®. Prior to assuming his current responsibilities, Mr. Cheng worked as a porfolio manager. Mr. Cheng also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Eric D. Roiter (57)

Year of Election or Appointment: 1998, 2000, 2003, or 2006

Secretary of Freedom Income (1998 present), Freedom 2000 (1998 present), Freedom 2005 (2003 present), Freedom 2010 (1998 present), Freedom 2015 (2003 present), Freedom 2020 (1998 present), Freedom 2025 (2003 present), Freedom 2030 (1998 present), Freedom 2035 (2003 present), Freedom 2040 (2000 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003 or 2006

Assistant Secretary of Freedom Income (2003 present), Freedom 2000 (2003 present), Freedom 2005 (2003 present), Freedom 2010 (2003 present), Freedom 2015 (2003 present), Freedom 2020 (2003 present), Freedom 2025 (2003 present), Freedom 2030 (2003 present), Freedom 2035 (2003 present), Freedom 2040 (2003 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004 or 2006

President and Treasurer of Freedom Income (2004 present), Freedom 2000 (2004 present), Freedom 2005 (2004 present), Freedom 2010 (2004 present), Freedom 2015 (2004 present), Freedom 2020 (2004 present), Freedom 2025 (2004 present), Freedom 2030 (2004 present), Freedom 2035 (2004 present), Freedom 2040 (2004 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

A-67

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Free dom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005 or 2006

Chief Financial Officer of Freedom Income (2005 present), Freedom 2000 (2005 present), Freedom 2005 (2005 present), Free dom 2010 (2005 present), Freedom 2015 (2005 present), Freedom 2020 (2005 present), Freedom 2025 (2005 present), Freedom 2030 (2005 present), Freedom 2035 (2005 present), Freedom 2040 (2005 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004 or 2006

Chief Compliance Officer of Freedom Income (2004 present), Freedom 2000 (2004 present), Freedom 2005 (2004 present), Freedom 2010 (2004 present), Freedom 2015 (2004 present), Freedom 2020 (2004 present), Freedom 2025 (2004 present), Freedom 2030 (2004 present), Freedom 2035 (2004 present), Freedom 2040 (2004 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Freedom Income (2005 present), Freedom 2000 (2005 present), Freedom 2005 (2005 present), Freedom 2010 (2005 present), Freedom 2015 (2005 present), Freedom 2020 (2005 present), Freedom 2025 (2005 present), Freedom 2030 (2005 present), Freedom 2035 (2005 present), Freedom 2040 (2005 present), Freedom 2045 (2006 present), and Free dom 2050 (2006 present). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004 or 2006

Deputy Treasurer of Freedom Income (2004 present), Freedom 2000 (2004 present), Freedom 2005 (2004 present), Freedom 2010 (2004 present), Freedom 2015 (2004 present), Freedom 2020 (2004 present), Freedom 2025 (2004 present), Freedom 2030 (2004 present), Freedom 2035 (2004 present), Freedom 2040 (2004 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Freedom Income (2005 present), Freedom 2000 (2005 present), Freedom 2005 (2005 present), Freedom 2010 (2005 present), Freedom 2015 (2005 present), Freedom 2020 (2005 present), Freedom 2025 (2005 present), Freedom 2030 (2005 present), Freedom 2035 (2005 present), Freedom 2040 (2005 present), Freedom 2045 (2006 present), and Free dom 2050 (2006 present). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Annual Report

A-68

Name, Age; Principal Occupation Robert G. Byrnes (39)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Freedom Income (2005 present), Freedom 2000 (2005 present), Freedom 2005 (2005 present), Freedom 2010 (2005 present), Freedom 2015 (2005 present), Freedom 2020 (2005 present), Freedom 2025 (2005 present), Freedom 2030 (2005 present), Freedom 2035 (2005 present), Freedom 2040 (2005 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1996, 2000, 2003, or 2006

Assistant Treasurer of Freedom Income (1996 present), Freedom 2000 (1996 present), Freedom 2005 (2003 present), Freedom 2010 (1996 present), Freedom 2015 (2003 present), Freedom 2020 (1996 present), Freedom 2025 (2003 present), Freedom 2030 (1996 present), Freedom 2035 (2003 present), Freedom 2040 (2000 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004 or 2006

Assistant Treasurer of Freedom Income (2004 present), Freedom 2000 (2004 present), Freedom 2005 (2004 present), Freedom 2010 (2004 present), Freedom 2015 (2004 present), Freedom 2020 (2004 present), Freedom 2025 (2004 present), Freedom 2030 (2004 present), Freedom 2035 (2004 present), Freedom 2040 (2004 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002, 2003, or 2006

Assistant Treasurer of Freedom Income (2002 present), Freedom 2000 (2002 present), Freedom 2005 (2003 present), Freedom 2010 (2002 present), Freedom 2015 (2003 present), Freedom 2020 (2002 present), Freedom 2025 (2003 present), Freedom 2030 (2002 present), Freedom 2035 (2003 present), Freedom 2040 (2002 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Freedom Income (2005 present), Freedom 2000 (2005 present), Freedom 2005 (2005 present), Freedom 2010 (2005 present), Freedom 2015 (2005 present), Freedom 2020 (2005 present), Freedom 2025 (2005 present), Freedom 2030 (2005 present), Freedom 2035 (2005 present), Freedom 2040 (2005 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Freedom Income (2005 present), Freedom 2000 (2005 present), Freedom 2005 (2005 present), Freedom 2010 (2005 present), Freedom 2015 (2005 present), Freedom 2020 (2005 present), Freedom 2025 (2005 present), Freedom 2030 (2005 present), Freedom 2035 (2005 present), Freedom 2040 (2005 present), Freedom 2045 (2006 present), and Freedom 2050 (2006 present). Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

A-69

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Freedom Income	05/08/06	05/05/06	$.04	$.04
Freedom 2000	05/08/06	05/05/06	$.09	$.04
Freedom 2005	05/08/06	05/05/06	$.06	$.09
Freedom 2010	05/08/06	05/05/06	$.08	$.13
Freedom 2015	05/08/06	05/05/06	$.03	$.13
Freedom 2020	05/15/06	05/12/06	$.05	$.23
Freedom 2025	05/15/06	05/12/06	$.03	$.155
Freedom 2030	05/15/06	05/12/06	$.03	$.25
Freedom 2035	05/15/06	05/12/06	$.03	$.17
Freedom 2040	05/15/06	05/12/06	$.02	$.16

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2006, and if subsequently determined to be different, the net capital gain of such year.

Fund	2006
Freedom Income	$ 7,588,684
Freedom 2000	4,406,074
Freedom 2005	5,621,687
Freedom 2010	93,799,198
Freedom 2015	32,665,473
Freedom 2020	209,925,503
Freedom 2025	31,788,806
Freedom 2030	139,896,821
Freedom 2035	19,289,767
Freedom 2040	78,381,672

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Freedom Income	12.71%
Freedom 2000	12.60%
Freedom 2005	10.63%
Freedom 2010	10.59%
Freedom 2015	7.94%
Freedom 2020	5.63%

The Fidelity Freedom Income Fund designates $59,526,453 of distributions paid during the fiscal year ended March 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Annual Report

A-70

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends received deduction for cor porate shareholders:

Freedom Income
May 2005	4%
June 2005	7%
July 2005	7%
August 2005	7%
September 2005	7%
October 2005	7%
November 2005	7%
December 2005	7%
(ex date 12/02)
December 2005	7%
(ex date 12/02)
February 2006	1%
March 2006	1%

	May 2005	December 2005
Freedom 2000	2%	8%
Freedom 2005	2%	15%
Freedom 2010	2%	16%
Freedom 2015	6%	20%
Freedom 2020	8%	26%
Freedom 2025	6%	29%
Freedom 2030	17%	33%
Freedom 2035	12%	32%
Freedom 2040	24%	36%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Freedom Income
May 2005	5%
June 2005	8%
July 2005	8%
August 2005	8%
September 2005	8%
October 2005	8%
November 2005	8%
December 2005	8%
(ex date 12/02)
December 2005	8%
(ex date 12/29)
February 2006	2%
March 2006	2%

	May 2005	December 2005
Freedom 2000	3%	9%
Freedom 2005	2%	19%
Freedom 2010	3%	20%
Freedom 2015	8%	27%
Freedom 2020	9%	33%
Freedom 2025	7%	39%
Freedom 2030	19%	43%
Freedom 2035	14%	44%
Freedom 2040	29%	48%

The funds will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

A-71

Annual Report

Proxy Voting Results

A special meeting of the funds’ shareholders was held on May 11, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	14,239,751,820.01	94.148
Withheld	885,124,580.88	5.852
TOTAL	15,124,876,400.89	100.000
Dennis J. Dirks
Affirmative	14,214,711,536.39	93.982
Withheld	910,164,864.50	6.018
TOTAL	15,124,876,400.89	100.000
Robert M. Gates
Affirmative	14,201,606,421.24	93.896
Withheld	923,269,979.65	6.104
TOTAL	15,124,876,400.89	100.000
George H. Heilmeier
Affirmative	14,204,274,887.85	93.913
Withheld	920,601,513.04	6.087
TOTAL	15,124,876,400.89	100.000
Abigail P. Johnson
Affirmative	14,182,349,317.20	93.768
Withheld	942,527,083.69	6.232
TOTAL	15,124,876,400.89	100.000
Edward C. Johnson 3d
Affirmative	14,170,946,355.46	93.693
Withheld	953,930,045.43	6.307
TOTAL	15,124,876,400.89	100.000
Marie L. Knowles
Affirmative	14,215,316,094.83	93.986
Withheld	909,560,306.06	6.014
TOTAL	15,124,876,400.89	100.000
Ned C. Lautenbach
Affirmative	14,218,303,274.43	94.006
Withheld	906,573,126.46	5.994
TOTAL	15,124,876,400.89	100.000
Marvin L. Mann
Affirmative	14,204,487,663.39	93.915
Withheld	920,388,737.50	6.085
TOTAL	15,124,876,400.89	100.000
William O. McCoy
Affirmative	14,207,936,637.38	93.938
Withheld	916,939,763.51	6.062
TOTAL	15,124,876,400.89	100.000
Robert L. Reynolds
Affirmative	14,217,076,502.23	93.998
Withheld	907,799,898.66	6.002
TOTAL	15,124,876,400.89	100.000

	# of	% of
	Votes	Votes

Cornelia M. Small
Affirmative	14,218,030,163.22	94.004
Withheld	906,846,237.67	5.996
TOTAL	15,124,876,400.89	100.000
William S. Stavropoulos
Affirmative	14,211,272,772.82	93.960
Withheld	913,603,628.07	6.040
TOTAL	15,124,876,400.89	100.000
Kenneth L. Wolfe
Affirmative	14,212,093,506.53	93.965
Withheld	912,782,894.36	6.035
TOTAL	15,124,876,400.89	100.000
PROPOSAL 2
To modify the fundamental investment objective of each of Fidelity
Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Free
dom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom
2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030
Fund, Fidelity Freedom 2035 Fund, and Fidelity Freedom 2040
Fund.
	# of	% of
	Votes	Votes

Fidelity Freedom 2000 Fund
Affirmative	762,872,577.94	89.160
Against	35,664,525.35	4.168
Abstain	55,135,624.10	6.444
Broker Non Votes	1,952,743.28	.228
TOTAL	855,625,470.67	100.000
Fidelity Freedom 2005 Fund
	# of	% of
	Votes	Votes
Affirmative	60,686,984.24	88.274
Against	3,308,477.62	4.813
Abstain	4,742,497.46	6.898
Broker Non Votes	10,311.53	.015
TOTAL	68,748,270.85	100.000
Fidelity Freedom 2010 Fund
	# of	% of
	Votes	Votes
Affirmative	3,746,482,581.07	88.339
Against	172,607,517.50	4.070
Abstain	302,164,790.98	7.125
Broker Non Votes	19,759,438.71	.466
TOTAL	4,241,014,328.26	100.000

Annual Report A-72

Fidelity Freedom 2015 Fund
	# of	% of
	Votes	Votes
Affirmative	230,733,655.77	88.417
Against	6,128,244.65	2.348
Abstain	23,780,662.88	9.113
Broker Non Votes	318,389.00	.122
TOTAL	260,960,952.30	100.000
Fidelity Freedom 2020 Fund
	# of	% of
	Votes	Votes
Affirmative	3,957,012,379.56	87.417
Against	190,916,759.67	4.218
Abstain	372,206,370.93	8.222
Broker Non Votes	6,452,566.92	.143
TOTAL	4,526,588,077.08	100.000
Fidelity Freedom 2025 Fund
	# of	% of
	Votes	Votes
Affirmative	143,691,980.90	87.022
Against	3,898,059.01	2.361
Abstain	17,442,537.54	10.563
Broker Non Votes	88,919.35	.054
TOTAL	165,121,496.80	100.000
Fidelity Freedom 2030 Fund
	# of	% of
	Votes	Votes
Affirmative	2,281,367,044.28	86.046
Against	106,268,028.92	4.008
Abstain	259,122,280.24	9.773
Broker Non Votes	4,566,516.60	.173
TOTAL	2,651,323,870.04	100.000
Fidelity Freedom 2035 Fund
	# of	% of
	Votes	Votes
Affirmative	69,273,663.08	84.801
Against	2,419,373.01	2.961
Abstain	9,978,107.35	12.215
Broker Non Votes	18,882.72	.023
TOTAL	81,690,026.16	100.000
Fidelity Freedom 2040 Fund
	# of	% of
	Votes	Votes
Affirmative	769,648,765.52	87.764
Against	33,833,662.76	3.858
Abstain	71,729,530.91	8.179
Broker Non Votes	1,745,541.00	.199
TOTAL	876,957,500.19	100.000

A Denotes trust-wide proposals and voting results.

A-73 Annual Report

Annual Report

A-74

Investment Adviser
Strategic Advisers, Inc.
Boston, MA
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® )(automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

P.O. Box 193 Boston, MA 02101

FF UANNPRO 0506 1.814503.101

Item 2. Code of Ethics

As of the end of the period, March 31, 2006, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, and Fidelity Freedom 2040 Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Freedom Income Fund	$26,000	$23,000
Fidelity Freedom 2000 Fund	$25,000	$23,000
Fidelity Freedom 2005 Fund	$21,000	$19,000
Fidelity Freedom 2010 Fund	$47,000	$39,000
Fidelity Freedom 2015 Fund	$24,000	$20,000
Fidelity Freedom 2020 Fund	$53,000	$41,000
Fidelity Freedom 2025 Fund	$23,000	$19,000
Fidelity Freedom 2030 Fund	$40,000	$31,000
Fidelity Freedom 2035 Fund	$22,000	$19,000
Fidelity Freedom 2040 Fund	$28,000	$22,000
All funds in the Fidelity Group of Funds audited by PwC	$12,500,000	$11,100,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Advisor Freedom Income Fund	$17,000	$13,000
Fidelity Advisor Freedom 2005 Fund	$17,000	$12,000
Fidelity Advisor Freedom 2010 Fund	$18,000	$12,000
Fidelity Advisor Freedom 2015 Fund	$18,000	$12,000
Fidelity Advisor Freedom 2020 Fund	$18,000	$12,000
Fidelity Advisor Freedom 2025 Fund	$18,000	$12,000
Fidelity Advisor Freedom 2030 Fund	$18,000	$12,000
Fidelity Advisor Freedom 2035 Fund	$17,000	$12,000
Fidelity Advisor Freedom 2040 Fund	$18,000	$12,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,900,000	$4,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Freedom Income Fund	$0	$0
Fidelity Freedom 2005 Fund	$0	$0
Fidelity Freedom 2010 Fund	$0	$0
Fidelity Freedom 2015 Fund	$0	$0
Fidelity Freedom 2020 Fund	$0	$0
Fidelity Freedom 2025 Fund	$0	$0
Fidelity Freedom 2030 Fund	$0	$0
Fidelity Freedom 2035 Fund	$0	$0
Fidelity Freedom 2040 Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Advisor Freedom Income Fund	$0	$0
Fidelity Advisor Freedom 2005 Fund	$0	$0
Fidelity Advisor Freedom 2010 Fund	$0	$0
Fidelity Advisor Freedom 2015 Fund	$0	$0
Fidelity Advisor Freedom 2020 Fund	$0	$0
Fidelity Advisor Freedom 2025 Fund	$0	$0
Fidelity Advisor Freedom 2030 Fund	$0	$0
Fidelity Advisor Freedom 2035 Fund	$0	$0
Fidelity Advisor Freedom 2040 Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity Freedom Income Fund	$1,600	$1,500
Fidelity Freedom 2000 Fund	$1,600	$1,500
Fidelity Freedom 2005 Fund	$1,600	$1,500
Fidelity Freedom 2010 Fund	$1,600	$1,500
Fidelity Freedom 2015 Fund	$1,600	$1,500
Fidelity Freedom 2020 Fund	$1,600	$1,500
Fidelity Freedom 2025 Fund	$1,600	$1,500
Fidelity Freedom 2030 Fund	$1,600	$1,500
Fidelity Freedom 2035 Fund	$1,600	$1,500
Fidelity Freedom 2040 Fund	$1,600	$1,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity Advisor Freedom Income Fund	$1,900	$1,800
Fidelity Advisor Freedom 2005 Fund	$1,800	$1,600
Fidelity Advisor Freedom 2010 Fund	$1,800	$1,600
Fidelity Advisor Freedom 2015 Fund	$1,800	$1,600
Fidelity Advisor Freedom 2020 Fund	$1,800	$1,600
Fidelity Advisor Freedom 2025 Fund	$1,800	$1,600
Fidelity Advisor Freedom 2030 Fund	$1,800	$1,600
Fidelity Advisor Freedom 2035 Fund	$1,800	$1,600
Fidelity Advisor Freedom 2040 Fund	$1,800	$1,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity Freedom Income Fund	$2,000	$2,200
Fidelity Freedom 2000 Fund	$1,700	$2,000
Fidelity Freedom 2005 Fund	$1,100	$1,100
Fidelity Freedom 2010 Fund	$6,100	$6,200
Fidelity Freedom 2015 Fund	$1,700	$1,300
Fidelity Freedom 2020 Fund	$7,200	$6,700
Fidelity Freedom 2025 Fund	$1,600	$1,200
Fidelity Freedom 2030 Fund	$4,700	$4,300
Fidelity Freedom 2035 Fund	$1,200	$1,100
Fidelity Freedom 2040 Fund	$2,400	$2,100
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity Advisor Freedom Income Fund	$0	$0
Fidelity Advisor Freedom 2005 Fund	$0	$0
Fidelity Advisor Freedom 2010 Fund	$0	$0
Fidelity Advisor Freedom 2015 Fund	$0	$0
Fidelity Advisor Freedom 2020 Fund	$0	$0
Fidelity Advisor Freedom 2025 Fund	$0	$0
Fidelity Advisor Freedom 2030 Fund	$0	$0
Fidelity Advisor Freedom 2035 Fund	$0	$0
Fidelity Advisor Freedom 2040 Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$155,000	$450,000
Deloitte Entities	$160,000	$510,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate fees billed by PwC of $1,075,000A and $1,500,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$200,000	$500,000
Non-Covered Services	$875,000	$1,000,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

For the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate fees billed by Deloitte Entities of $355,000A and $800,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$180,000	$500,000
Non-Covered Services	$175,000	$300,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 22, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 22, 2006